Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (4.7%)
*	Lynas Rare Earths Ltd.	2,419,307	8,789
	Breville Group Ltd.	373,538	8,214
	IGO Ltd.	1,666,819	8,109
	Nine Entertainment Co. Holdings Ltd.	3,972,284	7,279
	Steadfast Group Ltd.	2,272,790	6,908
	Reliance Worldwide Corp. Ltd.	2,128,772	6,893
*	Zip Co. Ltd.	1,161,067	6,368
*	Eagers Automotive Ltd.	523,577	5,284
	Bapcor Ltd.	910,438	5,200
	nib holdings Ltd.	1,222,336	5,142
	Link Administration Holdings Ltd.	1,376,931	4,989
	ARB Corp. Ltd.	179,537	4,795
*	Healius Ltd.	1,546,018	4,573
*	PointsBet Holdings Ltd.	381,335	4,473
*	Champion Iron Ltd.	1,139,796	4,418
	Charter Hall Long Wale REIT	1,250,052	4,381
	BWP Trust	1,289,486	4,219
*	Pilbara Minerals Ltd.	5,866,486	4,133
	Waypoint REIT	2,086,329	4,078
	IRESS Ltd.	505,635	3,842
	National Storage REIT	2,612,682	3,798
	Super Retail Group Ltd.	436,905	3,728
	Premier Investments Ltd.	214,216	3,648
*	Corporate Travel Management Ltd.	286,074	3,619
*	Megaport Ltd.	355,317	3,619
	Pro Medicus Ltd.	111,133	3,612
	Charter Hall Retail REIT	1,293,029	3,492
	Pendal Group Ltd.	742,836	3,484
	Regis Resources Ltd.	1,256,898	3,455
	Elders Ltd.	406,284	3,294
*	Credit Corp Group Ltd.	152,823	3,290
*	Nanosonics Ltd.	622,385	3,230
*,1	Webjet Ltd.	886,206	3,204
	InvoCare Ltd.	376,161	3,194
	Nickel Mines Ltd.	3,318,495	3,186
*,2	Viva Energy Group Ltd.	2,366,867	3,149
*	PolyNovo Ltd.	1,578,390	3,147
	St. Barbara Ltd.	1,878,784	3,136
	Bingo Industries Ltd.	1,276,971	3,128
	Costa Group Holdings Ltd.	1,014,757	3,025
	Ingenia Communities Group	792,236	3,017
*	Orocobre Ltd.	789,012	2,984

		Shares	Market Value ($000)
	Bega Cheese Ltd.	683,535	2,915
*	Perseus Mining Ltd.	3,277,356	2,909
	Codan Ltd.	318,509	2,902
	Netwealth Group Ltd.	216,945	2,847
	Cromwell Property Group	4,529,047	2,792
	Centuria Industrial REIT	1,161,451	2,702
*	Silver Lake Resources Ltd.	2,196,192	2,660
[1]	Technology One Ltd.	395,076	2,595
	Ramelius Resources Ltd.	2,168,355	2,513
	Abacus Property Group	1,202,815	2,492
	Lifestyle Communities Ltd.	257,644	2,470
	Kogan.com Ltd.	176,193	2,405
*,1	Mesoblast Ltd.	1,325,815	2,385
*	De Grey Mining Ltd.	3,292,928	2,381
*	EML Payments Ltd.	810,071	2,361
	NRW Holdings Ltd.	1,082,723	2,340
	Monadelphous Group Ltd.	236,640	2,327
	Aventus Group	1,127,483	2,326
*	Galaxy Resources Ltd.	1,133,997	2,314
	HUB24 Ltd.	123,400	2,302
	Centuria Capital Group	1,293,230	2,294
	AUB Group Ltd.	183,716	2,275
	United Malt Grp Ltd.	723,239	2,200
*,1	Blackmores Ltd.	39,176	2,196
	Brickworks Ltd.	154,014	2,185
	Charter Hall Social Infrastructure REIT	901,339	2,125
	Collins Foods Ltd.	285,784	2,095
	GUD Holdings Ltd.	228,954	2,077
*	Gold Road Resources Ltd.	2,277,834	2,073
	IPH Ltd.	419,224	2,020
*	G8 Education Ltd.	2,265,337	1,943
	Omni Bridgeway Ltd.	631,669	1,896
	Arena REIT	858,099	1,889
	GrainCorp Ltd. Class A	611,318	1,879
	Growthpoint Properties Australia Ltd.	766,649	1,864
	Perenti Global Ltd.	1,877,052	1,851
	GWA Group Ltd.	685,102	1,794
	Clinuvel Pharmaceuticals Ltd.	103,584	1,724
*	nearmap Ltd.	1,056,725	1,711
	SeaLink Travel Group Ltd.	346,381	1,705
*,1	Tyro Payments Ltd.	877,461	1,672
	Rural Funds Group	890,512	1,663
	Austal Ltd.	848,145	1,655
	Data#3 Ltd.	380,803	1,641
	Centuria Office REIT	1,099,154	1,635
	Sandfire Resources Ltd.	450,790	1,633
*	Bellevue Gold Ltd.	2,119,230	1,611
*,2	Coronado Global Resources Inc. GDR	1,612,271	1,608
*	West African Resources Ltd.	2,316,015	1,599
*	oOh!media Ltd.	1,277,274	1,536
*,1	Uniti Group Ltd.	1,101,736	1,532
*	Resolute Mining Ltd.	2,914,531	1,517
	Accent Group Ltd.	861,782	1,514
*	Westgold Resources Ltd.	844,749	1,505
	Bravura Solutions Ltd.	644,084	1,483
	Jumbo Interactive Ltd.	135,846	1,449
*,1	Avita Medical Inc. GDR	286,323	1,441
*	Sigma Healthcare Ltd.	2,837,086	1,425

		Shares	Market Value ($000)
	Tassal Group Ltd.	535,587	1,422
*	McMillan Shakespeare Ltd.	142,083	1,367
	Infomedia Ltd.	981,063	1,355
	Integral Diagnostics Ltd.	386,811	1,323
	Service Stream Ltd.	909,767	1,319
*	Electro Optic Systems Holdings Ltd.	330,840	1,305
*	Opthea Ltd.	879,260	1,280
	Hansen Technologies Ltd.	430,467	1,268
	Inghams Group Ltd.	504,705	1,266
	SmartGroup Corp. Ltd.	235,650	1,263
	Western Areas Ltd.	694,901	1,237
*	Emeco Holdings Ltd.	1,448,102	1,230
	Mount Gibson Iron Ltd.	1,900,989	1,228
*	Starpharma Holdings Ltd. Class A	1,076,518	1,227
	Select Harvests Ltd.	308,280	1,224
*	Lovisa Holdings Ltd.	141,744	1,147
*	Southern Cross Media Group Ltd.	693,867	1,138
	GDI Property Group	1,213,209	1,070
	Australian Pharmaceutical Industries Ltd.	1,092,436	1,057
*	Eclipx Group Ltd.	810,235	1,045
	BWX Ltd.	334,084	1,042
*	Mayne Pharma Group Ltd.	4,267,900	1,022
	Hotel Property Investments	423,987	1,012
*	Karoon Energy Ltd.	1,312,331	1,001
	Pact Group Holdings Ltd.	545,444	996
*	MyState Ltd.	250,721	996
*	Asaleo Care Ltd.	995,199	989
*	Capricorn Metals Ltd.	755,931	976
	Macmahon Holdings Ltd.	4,603,805	930
*,1	Paradigm Biopharmaceuticals Ltd.	523,348	930
*	Genworth Mortgage Insurance Australia Ltd.	528,654	914
*	Cooper Energy Ltd.	3,667,402	906
	Cedar Woods Properties Ltd.	166,885	895
*	Estia Health Ltd.	629,086	894
*	HT&E Ltd.	626,427	880
	Jupiter Mines Ltd.	3,864,808	869
*	Humm Group Ltd.	987,817	851
*	Senex Energy Ltd.	3,351,843	827
*,3	Freedom Foods Group Ltd.	357,425	822
*,1	Carnarvon Petroleum Ltd.	3,923,689	820
	Aurelia Metals Ltd.	2,576,691	801
*	Syrah Resources Ltd.	1,048,733	797
*	Alkane Resources Ltd.	1,218,448	732
*,1	Virtus Health Ltd.	167,148	731
*	Australian Agricultural Co. Ltd.	859,280	725
	MACA Ltd.	734,211	707
*,1	Bubs Australia Ltd.	1,405,838	688
*	Seven West Media Ltd.	2,424,160	663
*	AMA Group Ltd.	1,317,650	646
*,1	New Hope Corp. Ltd.	607,726	621
	OFX Group Ltd.	616,521	562
*	Superloop Ltd.	774,367	559
	SG Fleet Group Ltd.	292,111	535
*	Dacian Gold Ltd.	1,397,618	509
*,1	Myer Holdings Ltd.	2,145,932	503
*	Regis Healthcare Ltd.	357,557	493
	Navigator Global Investments Ltd.	310,627	486
*	WPP AUNZ Ltd.	887,951	469

		Shares	Market Value ($000)
*,1	New Century Resources Ltd.	3,045,134	427
*	Japara Healthcare Ltd.	664,704	377
	Vita Group Ltd.	378,563	304
*,1,3	Liquefied Natural Gas Ltd.	1,600,429	53
*,1,3	SpeedCast International Ltd.	631,077	—
*,3	Nexus Energy Ltd.	1,906,834	—
			360,110
Austria (0.8%)
	Wienerberger AG	301,998	10,256
	CA Immobilien Anlagen AG	184,758	7,957
*,2	BAWAG Group AG	152,804	6,644
*	IMMOFINANZ AG	218,793	4,622
*	Lenzing AG	35,447	4,558
	Mayr Melnhof Karton AG	22,891	4,546
[1]	Oesterreichische Post AG	88,358	3,737
	S IMMO AG	137,125	2,955
	EVN AG	100,266	2,343
	UNIQA Insurance Group AG	293,659	2,275
	Strabag SE (Bearer)	44,045	1,518
*,1	DO & CO AG	17,566	1,200
	Schoeller-Bleckmann Oilfield Equipment AG	28,589	1,073
	Palfinger AG	27,158	967
*	Flughafen Wien AG	27,428	939
	Agrana Beteiligungs AG	30,733	653
*	Zumtobel Group AG	76,393	630
*,1	Porr AG	26,516	446
			57,319
Belgium (1.4%)
	Warehouses De Pauw CVA	360,637	12,949
	Aedifica SA	91,116	10,996
	Cofinimmo SA	72,410	10,825
	Melexis NV	49,633	5,548
	D'ieteren SA NV	60,674	4,784
	Euronav NV	547,321	4,386
	Montea CVA	34,652	4,225
	Fagron	163,541	4,044
*	KBC Ancora	95,746	3,734
	Barco NV	185,985	3,593
	VGP NV	20,349	3,335
	Bekaert SA	93,364	3,211
*	bpost SA	269,891	3,193
	Gimv NV	50,713	3,023
	Shurgard Self Storage SA	66,577	2,930
*	Tessenderlo Group SA	68,120	2,907
	Xior Student Housing NV	42,067	2,569
	Befimmo SA	56,988	2,424
*	Ontex Group NV	212,043	2,405
*	AGFA-Gevaert NV	442,963	2,052
	Orange Belgium SA	75,299	2,031
	Retail Estates NV	27,640	2,017
*	Cie d'Entreprises CFE	18,447	1,872
*,1	Kinepolis Group NV	33,936	1,388
	Econocom Group SA NV	345,502	1,067
*,1	Mithra Pharmaceuticals SA	41,938	1,007
	Van de Velde NV	15,329	405
	Wereldhave Belgium Comm VA	6,639	353
			103,273

		Shares	Market Value ($000)
Brazil (0.9%)
[2]	Locaweb Servicos de Internet SA	217,845	4,070
	Metalurgica Gerdau SA Preference	1,945,905	3,763
*	Light SA	998,498	3,752
*	Petro Rio SA	218,220	2,811
	MRV Engenharia e Participacoes SA	804,400	2,793
*	Marfrig Global Foods SA	1,038,150	2,522
	Linx SA	354,837	2,444
*	Gol Linhas Aereas Inteligentes SA Preference	468,456	2,051
*	Omega Geracao SA	262,764	1,934
*	Anima Holding SA	272,877	1,672
	Arezzo Industria e Comercio SA	118,670	1,531
	Iguatemi Empresa de Shopping Centers SA	236,944	1,486
	Santos Brasil Participacoes SA	1,317,305	1,483
	SLC Agricola SA	231,100	1,463
	Banco Pan SA Preference	836,342	1,435
	Cia de Saneamento de Minas Gerais-COPASA	488,523	1,385
*	CVC Brasil Operadora e Agencia de Viagens SA	396,700	1,380
	Alupar Investimento SA	290,209	1,360
	Lojas Quero Quero S/A	398,900	1,294
	AES Tiete Energia SA	413,965	1,274
	Minerva SA	731,165	1,240
	Randon SAImplementos E Participacoes Preference	476,688	1,212
	Movida Participacoes SA	348,300	1,202
*	GRUPO DE MODA SOMA SA	423,100	1,158
	Vivara Participacoes SA	246,900	1,150
	Construtora Tenda SA	205,139	1,090
	LOG Commercial Properties e Participacoes SA	174,365	1,068
	Unipar Carbocloro SA Preference	115,626	1,057
	Cia Hering	334,300	1,055
*	EcoRodovias Infraestrutura e Logistica SA	465,288	1,031
	SIMPAR SA	154,000	996
	JHSF Participacoes SA	686,500	906
	BR Properties SA	546,406	899
	Iochpe Maxion SA	342,744	876
	BK Brasil Operacao e Assessoria a Restaurantes SA	489,783	859
	Marcopolo SA Preference	1,589,532	845
*	Grupo	178,400	831
*	Tupy SA	176,131	680
*	C&a Modas Ltda	280,600	641
	Camil Alimentos SA	318,600	617
	Smiles Fidelidade SA	155,300	609
	Even Construtora e Incorporadora SA	266,222	552
	Direcional Engenharia SA	206,894	526
	Instituto Hermes Pardini SA	119,400	471
*	Ambipar Participacoes e Empreendimentos SA	100,600	464
	Jereissati Participacoes SA	93,800	417
	Enauta Participacoes SA	197,900	414
[2]	Ser Educacional SA	141,998	382
	Mahle-Metal Leve SA	106,600	368
	Wiz Solucoes e Corretagem de Seguros SA	203,300	285
	Alliar Medicos A Frente SA	113,000	221
			66,025
Canada (14.2%)
	Open Text Corp.	718,333	32,177
	Kirkland Lake Gold Ltd.	735,246	28,254
	WSP Global Inc.	301,612	28,092
	Emera Inc.	664,176	27,772

		Shares	Market Value ($000)
	Algonquin Power & Utilities Corp.	1,591,893	26,528
	First Quantum Minerals Ltd.	1,495,354	24,908
	Kinross Gold Corp.	3,370,282	23,536
*	Ballard Power Systems Inc.	607,862	20,787
*,1	BlackBerry Ltd.	1,347,507	18,926
	CCL Industries Inc. Class B	401,157	18,405
[1]	Canadian Apartment Properties REIT	455,730	18,247
	Pan American Silver Corp.	552,769	17,883
	Ritchie Bros Auctioneers Inc.	294,163	17,370
[1]	Northland Power Inc.	465,731	17,063
*	CAE Inc.	715,287	16,160
	TFI International Inc.	236,783	15,728
	Lundin Mining Corp.	1,715,760	15,296
	TMX Group Ltd.	149,262	14,397
	Toromont Industries Ltd.	213,731	14,347
*	Descartes Systems Group Inc.	225,816	13,771
	B2Gold Corp.	2,756,117	13,622
	FirstService Corp.	97,819	13,362
	Cameco Corp.	1,063,554	13,233
*	Gildan Activewear Inc.	524,277	13,099
	iA Financial Corp Inc.	285,573	12,725
	Empire Co. Ltd. Class A	450,476	12,446
	Yamana Gold Inc.	2,553,967	11,924
	Parkland Corp.	396,605	11,900
	Inter Pipeline Ltd.	1,145,334	11,491
	RioCan REIT	848,398	11,299
	Onex Corp.	211,777	11,215
	AltaGas Ltd.	747,272	11,097
[1]	Keyera Corp.	588,998	11,064
	Quebecor Inc. Class B	460,928	11,030
	Element Fleet Management Corp.	1,176,490	10,930
	Boyd Group Services Inc.	57,223	10,610
	Stantec Inc.	298,395	10,594
*	SSR Mining Inc.	586,208	10,305
*	Kinaxis Inc.	72,152	10,016
*,1	First Majestic Silver Corp.	535,472	9,660
	Tourmaline Oil Corp.	671,463	9,567
*	Lightspeed POS Inc.	145,934	9,487
*,1	Aphria Inc.	778,176	9,463
[1]	Allied Properties REIT	326,542	9,267
[1]	GFL Environmental Inc.	326,069	9,205
	Finning International Inc.	435,821	9,100
	Granite REIT	154,372	9,042
	West Fraser Timber Co. Ltd.	135,332	8,672
	Boralex Inc. Class A	215,201	8,443
	Alamos Gold Inc. Class A	1,050,795	8,431
[1]	Capital Power Corp.	282,997	8,073
	Innergex Renewable Energy Inc.	348,671	7,995
[1]	SNC-Lavalin Group Inc.	472,524	7,823
	Premium Brands Holdings Corp. Class A	89,230	7,293
	Endeavour Mining Corp.	340,954	7,242
*	Air Canada Class A	462,260	7,237
	BRP Inc.	109,296	7,194
[1]	H&R REIT	754,524	7,175
[1]	Colliers International Group Inc.	80,985	7,140
*	Ivanhoe Mines Ltd. Class A	1,488,748	7,113
	Choice Properties REIT	681,467	6,891
[1]	First Capital REIT	579,361	6,678

		Shares	Market Value ($000)
	Stella-Jones Inc.	181,911	6,538
	TransAlta Corp.	742,989	6,519
	CI Financial Corp.	523,039	6,495
	Primo Water Corp.	418,296	6,470
	SmartCentres REIT	347,304	6,391
	Linamar Corp.	120,896	6,172
	Centerra Gold Inc.	584,267	6,054
	Gibson Energy Inc.	392,610	5,947
	Atco Ltd. Class I	202,340	5,793
*	Novagold Resources Inc.	633,448	5,776
[1]	Brookfield Infrastructure Corp. Class A	84,847	5,698
	Methanex Corp.	167,933	5,563
*	Parex Resources Inc.	366,455	5,545
	Norbord Inc.	125,036	5,403
*	Pretium Resources Inc.	499,221	5,388
*	Eldorado Gold Corp.	469,639	5,270
*,1	Cronos Group Inc.	494,442	5,104
	Canadian Western Bank	228,870	5,092
[1]	PrairieSky Royalty Ltd.	611,046	5,046
*	Equinox Gold Corp.	525,214	5,019
	Enghouse Systems Ltd.	108,659	4,990
[1]	Osisko Gold Royalties Ltd.	445,418	4,978
*	Great Canadian Gaming Corp.	148,429	4,951
[1]	Chartwell Retirement Residences	577,075	4,824
[1]	TransAlta Renewables Inc.	285,492	4,800
*	Canada Goose Holdings Inc.	140,140	4,687
[1]	Superior Plus Corp.	468,005	4,428
	ARC Resources Ltd.	945,153	4,368
*	IAMGOLD Corp.	1,271,322	4,315
	Maple Leaf Foods Inc.	200,820	3,925
	Crescent Point Energy Corp.	1,417,859	3,903
[1]	Whitecap Resources Inc.	1,075,894	3,853
*	Seven Generations Energy Ltd. Class A	743,416	3,570
*	ATS Automation Tooling Systems Inc.	198,809	3,411
	Hudbay Minerals Inc.	591,891	3,370
	Genworth MI Canada Inc.	98,712	3,356
*,1	Aurora Cannabis Inc.	302,190	3,351
*	OceanaGold Corp.	1,883,184	3,314
[1]	NFI Group Inc.	148,908	3,279
*	Home Capital Group Inc. Class B	138,494	3,269
	North West Co. Inc.	128,984	3,265
	ECN Capital Corp.	596,935	3,174
	Transcontinental Inc. Class A	195,921	3,144
	Cascades Inc.	255,025	3,091
*	Torex Gold Resources Inc.	229,826	3,027
*	Canfor Corp.	163,371	3,016
	Russel Metals Inc.	165,552	2,973
*	Turquoise Hill Resources Ltd.	265,113	2,923
[1]	Cominar REIT	447,847	2,823
[1]	Laurentian Bank of Canada	115,012	2,779
[1]	Boardwalk REIT	101,164	2,739
*,1	Bombardier Inc. Class B	5,670,397	2,705
*	MEG Energy Corp.	808,107	2,692
	Winpak Ltd.	82,555	2,597
	Artis REIT	314,575	2,556
[1]	Cogeco Communications Inc.	28,819	2,456
*	Celestica Inc.	295,054	2,393
	Martinrea International Inc.	212,353	2,252

		Shares	Market Value ($000)
	Mullen Group Ltd.	249,124	2,014
	Aecon Group Inc.	152,321	1,965
[1]	Enerplus Corp.	600,692	1,860
*	Vermilion Energy Inc.	413,516	1,811
[1]	Dream Office REIT	114,996	1,727
	First National Financial Corp.	45,007	1,538
[1]	Westshore Terminals Investment Corp.	110,540	1,384
*	Lightspeed POS Inc.	14,700	954
*	Cenovus Energy Inc.	1	—
*	Cenovus Energy Inc. Warrants Exp. 1/1/26	1	—
			1,079,883
Chile (0.2%)
	CAP SA	198,445	2,525
*	Cia Sud Americana de Vapores SA	44,737,216	1,887
	SMU SA	7,972,576	1,140
	Inversiones Aguas Metropolitanas SA	1,324,705	1,045
*	Latam Airlines Group SA	600,556	1,022
	Vina Concha y Toro SA	628,926	1,009
	Ripley Corp. SA	2,758,809	818
	SONDA SA	1,410,349	815
	Inversiones La Construccion SA	86,747	642
	Salfacorp SA	862,272	542
	Forus SA	205,452	403
	Besalco SA	646,152	367
			12,215
China (6.0%)
*,1	GCL-Poly Energy Holdings Ltd.	45,462,456	13,983
*	21vianet Group Inc. ADR	250,443	9,449
*	Daqo New Energy Corp. ADR	102,246	9,004
*,1,2	Weimob Inc.	3,055,000	8,742
*,2	Akeso Inc.	1,240,000	8,624
[2]	Yadea Group Holdings Ltd.	2,644,000	6,876
*	Chinasoft International Ltd.	5,558,304	6,727
*	Canadian Solar Inc.	121,103	6,630
*,2	Jiumaojiu International Holdings Ltd.	1,700,000	6,201
*	JinkoSolar Holding Co. Ltd. ADR	89,028	5,519
*	Baozun Inc. ADR	127,273	5,217
*	360 DigiTech Inc. ADR	289,153	5,031
*	XD Inc.	545,400	4,643
	Ever Sunshine Lifestyle Services Group Ltd.	1,612,000	4,617
*,1	HUYA Inc. ADR	170,886	4,424
*,1,2	Venus MedTech Hangzhou Inc. Class H	434,500	4,363
*	Noah Holdings Ltd. ADR	90,071	4,287
	China Meidong Auto Holdings Ltd.	1,174,000	3,948
[1]	Tianneng Power International Ltd.	1,812,468	3,574
	China Yongda Automobiles Services Holdings Ltd.	2,526,000	3,535
*	Lifetech Scientific Corp.	5,494,058	3,480
*	DouYu International Holdings Ltd. ADR	245,814	3,228
*	Tianli Education International Holdings Ltd.	2,885,000	3,190
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	3,834,240	3,101
*	Yeahka Ltd.	274,000	2,784
*	Ausnutria Dairy Corp. Ltd.	1,691,000	2,748
	China Education Group Holdings Ltd.	1,300,000	2,728
*,2	Alphamab Oncology	1,597,000	2,727
	Greentown Service Group Co. Ltd.	2,418,000	2,719
*,2	Zhou Hei Ya International Holdings Co. Ltd.	2,474,500	2,704
	Sihuan Pharmaceutical Holdings Group Ltd.	10,785,000	2,674

		Shares	Market Value ($000)
	Xinyi Energy Holdings Ltd.	4,200,000	2,591
*	Kaisa Group Holdings Ltd.	5,528,000	2,546
[2]	Hope Education Group Co. Ltd.	7,430,000	2,537
	Digital China Holdings Ltd.	3,383,588	2,506
	Powerlong Real Estate Holdings Ltd.	3,809,000	2,484
*,1,2	Koolearn Technology Holding Ltd.	682,500	2,401
	Fu Shou Yuan International Group Ltd.	2,458,000	2,338
[2]	China Yuhua Education Corp. Ltd.	2,586,000	2,262
*	LexinFintech Holdings Ltd. ADR	288,312	2,240
	Yuzhou Group Holdings Co. Ltd.	6,401,896	2,230
	Hollysys Automation Technologies Ltd.	159,688	2,223
	China Overseas Property Holdings Ltd.	3,490,000	2,149
	Gemdale Properties & Investment Corp. Ltd.	15,006,000	2,121
	COFCO Meat Holdings Ltd.	5,829,000	2,108
*,2	China Logistics Property Holdings Co. Ltd.	3,635,000	2,082
	Q Technology Group Co. Ltd.	1,012,000	2,049
	SSY Group Ltd.	3,839,324	2,020
	Dongyue Group Ltd.	2,859,000	1,981
	Hisense Home Appliances Group Co. Ltd. Class H	1,161,173	1,977
	Sany Heavy Equipment International Holdings Co. Ltd.	2,309,000	1,921
	China Water Affairs Group Ltd.	2,443,600	1,896
[2]	AK Medical Holdings Ltd.	1,014,000	1,819
	Jinchuan Group International Resources Co. Ltd.	12,851,000	1,808
*	Ecovacs Robotics Co. Ltd. Class A	105,340	1,795
*,2	Ascentage Pharma Group International	332,400	1,777
	China Oriental Group Co. Ltd.	6,526,000	1,767
[1,2]	Viva Biotech Holdings	1,827,500	1,756
	Lonking Holdings Ltd.	5,170,313	1,716
	Tiangong International Co. Ltd.	3,028,000	1,699
*	JA Solar Technology Co. Ltd. Class A	305,400	1,676
	China SCE Group Holdings Ltd.	4,422,000	1,662
	JiuGui Liquor Co. Ltd. Class A	60,600	1,655
	PAX Global Technology Ltd.	1,663,062	1,633
	China Overseas Grand Oceans Group Ltd.	3,158,500	1,606
	Zhongyu Gas Holdings Ltd.	1,795,000	1,606
	NetDragon Websoft Holdings Ltd.	676,590	1,598
*	Fufeng Group Ltd.	4,035,864	1,572
	Greatview Aseptic Packaging Co. Ltd.	2,851,000	1,561
	Yuexiu REIT	3,235,207	1,560
	China Resources Medical Holdings Co. Ltd.	1,549,291	1,524
	Shoucheng Holdings Ltd.	6,295,246	1,504
	Fanhua Inc. ADR	90,419	1,455
	Huafon Chemical Co. Ltd. Class A	637,600	1,455
*	TCL Electronics Holdings Ltd.	1,697,122	1,451
[2]	China New Higher Education Group Ltd.	2,145,000	1,425
*	Sohu.com Ltd. ADR	78,390	1,407
*,2	CStone Pharmaceuticals	1,028,500	1,384
	China Suntien Green Energy Corp. Ltd. Class H	4,688,762	1,367
	Zhenro Properties Group Ltd.	2,333,000	1,362
[2]	Genertec Universal Medical Group Co. Ltd.	1,785,809	1,362
	Xtep International Holdings Ltd.	2,984,379	1,335
	Hangzhou Steam Turbine Co. Ltd. Class B	847,304	1,275
	Jiangsu Yangnong Chemical Co. Ltd. Class A	57,200	1,269
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,251
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,362,093	1,236
	China Kepei Education Group Ltd.	1,746,000	1,228
*	Yuexiu Transport Infrastructure Ltd.	1,810,000	1,217

		Shares	Market Value ($000)
*	So-Young International Inc. ADR	102,923	1,201
	C&D International Investment Group Ltd.	737,000	1,176
[1]	Comba Telecom Systems Holdings Ltd.	3,923,959	1,162
*,1	China Modern Dairy Holdings Ltd.	3,606,000	1,162
*	Skyworth Group Ltd.	3,958,710	1,155
	Addsino Co. Ltd. Class A	297,000	1,138
[1]	E-House China Enterprise Holdings Ltd.	1,259,400	1,103
	Tong Ren Tang Technologies Co. Ltd. Class H	1,704,516	1,075
[2]	Midea Real Estate Holding Ltd.	513,800	1,075
*,1	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	648,000	1,072
*	Sogou Inc. ADR	128,699	1,064
*,2	Maoyan Entertainment	641,000	1,039
	China Tian Lun Gas Holdings Ltd.	1,198,400	1,038
	Skshu Paint Co. Ltd. Class A	44,920	1,029
	CIMC Enric Holdings Ltd.	1,616,000	994
	Shenzhen Capchem Technology Co. Ltd. Class A	77,500	990
*,1	China Maple Leaf Educational Systems Ltd.	4,044,000	978
	China BlueChemical Ltd. Class H	4,790,000	961
*,2	Meitu Inc.	4,949,500	960
*	Fantasia Holdings Group Co. Ltd.	6,546,000	957
*	BEST Inc. ADR	432,275	955
*	Ronshine China Holdings Ltd.	1,431,000	947
	Skyfame Realty Holdings Ltd.	7,724,000	945
*	Qudian Inc. ADR	465,739	936
	Sinopec Kantons Holdings Ltd.	2,641,962	921
	China Zhenhua Group Science & Technology Co. Ltd. Class A	95,200	919
[1]	China Tobacco International HK Co. Ltd.	469,000	912
	Zhongliang Holdings Group Co. Ltd.	1,509,000	903
[2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	771,030	887
	Concord New Energy Group Ltd.	13,210,000	885
	China Dongxiang Group Co. Ltd.	8,905,000	883
	China Harmony New Energy Auto Holding Ltd.	1,992,500	878
	China High Speed Transmission Equipment Group Co. Ltd.	928,300	874
*	Hi Sun Technology China Ltd.	4,806,101	871
*,1	Qutoutiao Inc. ADR	282,626	865
*,1	Zhuguang Holdings Group Co. Ltd.	6,434,000	863
*	CAR Inc.	1,662,000	853
	Suzhou Maxwell Technologies Co. Ltd. Class A	9,800	847
	Joinn Laboratories China Co. Ltd. Class A	37,400	840
	Hangzhou Silan Microelectronics Co. Ltd. Class A	242,200	838
	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	834
	Central China Real Estate Ltd.	1,997,000	831
*	Shanxi Meijin Energy Co. Ltd. Class A	757,500	828
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	104,100	828
*,1,2	Redco Properties Group Ltd.	2,428,000	817
*	West China Cement Ltd.	5,597,200	813
[2]	Impro Precision Industries Ltd.	1,998,000	810
	Jiangsu Yoke Technology Co. Ltd. Class A	85,500	809
	Chacha Food Co. Ltd. Class A	83,600	804
	Qianhe Condiment and Food Co. Ltd. Class A	113,244	804
	Beijing United Information Technology Co. Ltd.	33,690	794
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	71,600	767
	CNHTC Jinan Truck Co. Ltd. Class A	124,100	763
	Apeloa Pharmaceutical Co. Ltd. Class A	217,600	756
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	53,125	753
	Fujian Torch Electron Technology Co. Ltd. Class A	74,700	744
*	Tongdao Liepin Group	301,200	740
*	Ingenic Semiconductor Co. Ltd. Class A	70,200	736

		Shares	Market Value ($000)
	Infore Environment Technology Group Co. Ltd. Class A	583,465	728
*	Estun Automation Co. Ltd. Class A (XSEC)	138,800	725
	Riyue Heavy Industry Co. Ltd. Class A	116,900	722
*	Beijing Easpring Material Technology Co. Ltd. Class A	80,500	718
*	Baozun Inc. Class A	53,781	715
	China Lilang Ltd.	1,060,000	714
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	284,600	713
	China South City Holdings Ltd.	6,600,000	712
	Shenzhen Sunlord Electronics Co. Ltd. Class A	148,900	703
	Sinocare Inc. Class A	107,900	699
*	Beijing Enterprises Clean Energy Group Ltd.	49,140,000	694
	PharmaBlock Sciences Nanjing Inc. Class A	26,700	691
	Aerospace CH UAV Co. Ltd.	174,686	687
	Zhuzhou Kibing Group Co. Ltd. Class A	361,500	685
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	185,633	685
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	253,750	684
	Xingda International Holdings Ltd.	2,488,000	683
	Wisdom Education International Holdings Co. Ltd.	1,416,000	679
	Sanquan Food Co. Ltd. Class A	152,700	678
	Sailun Group Co. Ltd. Class A	499,300	678
	Shanghai Liangxin Electrical Co. Ltd. Class A	145,400	670
	Guizhou Space Appliance Co. Ltd. Class A	79,100	668
*	Tongda Group Holdings Ltd.	9,762,346	665
*	Beijing BDStar Navigation Co. Ltd. Class A	95,400	665
*	CGN New Energy Holdings Co. Ltd.	3,008,720	655
	MLS Co. Ltd. Class A	266,400	655
	Greenland Hong Kong Holdings Ltd.	2,228,000	655
	Xiamen Faratronic Co. Ltd. Class A	41,600	653
	Guangdong Hongda Blasting Co. Ltd. Class A	137,100	652
	Chaowei Power Holdings Ltd.	1,534,563	651
	JNBY Design Ltd.	557,000	645
	SPIC Dongfang New Energy Corp. Class A	989,650	641
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	87,700	641
	Beijing Capital Land Ltd. Class H	3,597,000	640
	Shanghai Jin Jiang Capital Co. Ltd. Class H	3,855,480	640
[2]	China Everbright Greentech Ltd.	1,494,000	640
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	90,300	640
	Anhui Jinhe Industrial Co. Ltd. Class A	92,600	634
	Bafang Electric Suzhou Co. Ltd. Class A	19,800	634
	Jiangsu Shagang Co. Ltd. Class A	419,800	631
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	163,900	627
	Consun Pharmaceutical Group Ltd.	1,510,000	619
	Risen Energy Co. Ltd. Class A	166,400	619
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	43,800	613
	Shanghai Chinafortune Co. Ltd. Class A	196,800	607
	Sinofibers Technology Co. Ltd. Class A	73,700	606
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	88,000	598
	Ming Yang Smart Energy Group Ltd. Class A	191,800	597
	Hubei Dinglong Co. Ltd. Class A	173,900	589
*	Sinofert Holdings Ltd.	4,874,000	582
	Quectel Wireless Solutions Co. Ltd. Class A	17,654	581
	COFCO Biotechnology Co. Ltd. Class A	344,500	580
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,051,700	578
	China Shineway Pharmaceutical Group Ltd.	800,343	566
	Xiamen Kingdomway Group Co. Class A	123,133	566
	Shanghai Weaver Network Co. Ltd. Class A	39,240	565
*	Zhongtian Financial Group Co. Ltd. Class A	1,348,400	561
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	26,600	561

		Shares	Market Value ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,005,594	553
*	Tech-Bank Food Co. Ltd. Class A	247,884	546
	Hainan Poly Pharm Co. Ltd. Class A	80,274	545
	Sichuan Yahua Industrial Group Co. Ltd. Class A	156,900	531
*	Shanghai DZH Ltd. Class A	368,200	530
	CPMC Holdings Ltd.	1,042,000	525
	China Minmetals Rare Earth Co. Ltd. Class A	181,300	524
	Wuhu Token Science Co. Ltd. Class A	449,510	521
[1]	Hebei Construction Group Corp. Ltd. Class H	1,248,000	521
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	169,200	515
*	Harbin Electric Co. Ltd. Class H	1,809,813	507
	Accelink Technologies Co. Ltd. Class A	125,000	499
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	340,500	497
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,200	489
	Wuxi Taiji Industry Co. Ltd. Class A	389,800	489
	China Merchants Land Ltd.	3,394,000	488
	Red Avenue New Materials Group Co. Ltd. Class A	108,100	486
	Chengtun Mining Group Co. Ltd. Class A	426,300	486
*	Colour Life Services Group Co. Ltd.	1,118,000	484
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	482
	Haohua Chemical Science & Technology Co. Ltd. Class A	145,800	478
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	264,700	478
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,046,500	471
	Amoy Diagnostics Co. Ltd. Class A	40,800	470
	Eastern Communications Co. Ltd. Class A	269,500	468
	Xi'an Triangle Defense Co. Ltd. Class A	91,400	461
	Eoptolink Technology Inc. Ltd Class A	54,720	460
	State Grid Information & Communication Co. Ltd. Class A	220,500	459
	Grandblue Environment Co. Ltd. Class A	140,900	458
	Guangzhou Restaurant Group Co. Ltd. Class A	74,400	457
*	First Tractor Co. Ltd. Class H	912,954	452
	Beijing Thunisoft Corp. Ltd. Class A	149,100	451
*,1,2	Ascletis Pharma Inc.	1,252,000	451
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	450
	YanTai Shuangta Food Co. Ltd. Class A	243,200	450
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	62,500	450
	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	447
*	Jinneng Science&Technology Co. Ltd. Class A	147,500	445
	YongXing Special Materials Technology Co. Ltd. Class A	59,300	440
	Shanghai Pret Composites Co. Ltd. Class A	155,720	439
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	155,700	439
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	693,039	439
	Xinjiang Tianshan Cement Co. Ltd. Class A	193,700	436
*	Keshun Waterproof Technologies Co. Ltd. Class A	112,500	434
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	330,431	434
	B-Soft Co. Ltd. Class A	221,100	433
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	47,200	428
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	345,200	426
	Victory Giant Technology Huizhou Co. Ltd. Class A	128,600	423
	Wasion Holdings Ltd.	1,383,454	422
	CTS International Logistics Corp. Ltd. Class A	242,880	421
	IReader Technology Co. Ltd. Class A	74,000	420
	Titan Wind Energy Suzhou Co. Ltd. Class A	328,700	417
*	Bohai Leasing Co. Ltd. Class A	1,140,100	414
	Hangjin Technology Co. Ltd. Class A	127,700	414
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,175,900	413
	Huangshan Tourism Development Co. Ltd. Class B	583,550	410
	China Dive Corp. Ltd. Class A	37,800	409

		Shares	Market Value ($000)
	Qingling Motors Co. Ltd. Class H	2,008,929	406
	Henan Shenhuo Coal & Power Co. Ltd. Class A	402,543	406
	Shenzhen Kedali Industry Co. Ltd. Class A	34,700	406
*	Shanghai Wanye Enterprises Co. Ltd. Class A	178,600	402
	Shenzhen Desay Battery Technology Co. Class A	38,300	401
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	401
	Wuhan Jingce Electronic Group Co. Ltd. Class A	45,592	398
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	33,700	398
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	53,800	395
	Bethel Automotive Safety Systems Co. Ltd. Class A	75,600	395
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	85,900	392
*	Fangda Special Steel Technology Co. Ltd. Class A	399,492	392
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	390
*	Fullshare Holdings Ltd.	20,315,000	390
	Fibocom Wireless Inc. Class A	44,795	388
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	275,200	387
	Longshine Technology Group Co. Ltd. Class A	188,350	387
	Guangdong Tapai Group Co. Ltd. Class A	219,928	386
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	190,000	382
*	Inspur International Ltd.	1,511,203	379
*	Chengzhi Co. Ltd. Class A	231,000	379
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	379
*	Lier Chemical Co. Ltd. Class A	97,100	378
	Hisense Home Appliances Group Co. Ltd. Class A	168,144	377
	Chow Tai Seng Jewellery Co. Ltd. Class A	77,500	374
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	180,252	373
*	Visionox Technology Inc. Class A	252,200	370
	Bear Electric Appliance Co. Ltd. Class A	25,700	367
	Wuhan DR Laser Technology Corp. Ltd. Class A	17,400	366
	Shanxi Coking Co. Ltd. Class A	374,790	363
	Sai Micro Electronics Inc. Class A	106,000	363
	Aotecar New Energy Technology Co. Ltd. Class A	579,100	362
	Yusys Technologies Co. Ltd. Class A	76,300	362
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	248,500	362
	Shenzhen Yinghe Technology Co. Ltd. Class A	114,025	357
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	356
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	411,004	356
	Fujian Star-net Communication Co. Ltd. Class A	108,000	354
	IKD Co. Ltd. Class A	158,100	352
	Xiamen International Airport Co. Ltd. Class A	139,200	351
	PCI-Suntek Technology Co. Ltd. Class A	324,200	348
	Hexing Electrical Co. Ltd. Class A	175,280	346
	Beijing Strong Biotechnologies Inc. Class A	108,000	345
	Shenzhen Leaguer Co. Ltd. Class A	223,000	344
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	583,800	342
*	Gree Real Estate Co. Ltd. Class A	380,335	342
	INESA Intelligent Tech Inc. Class B	769,006	341
	Shanghai AtHub Co. Ltd. Class A	43,000	341
	Monalisa Group Co. Ltd. Class A	70,100	341
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	335
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	335
	Tianjin Port Development Holdings Ltd.	4,321,976	334
	Shanghai Haixin Group Co. Class B	1,004,400	333
	Lushang Health Industry Development Co. Ltd. Class A	171,800	333
	Eastern Communications Co. Ltd. Class B	764,450	332
	China Fangda Group Co. Ltd. Class B	890,200	332
*	Orient Group Inc. Class A	685,200	332
	Digital China Group Co. Ltd. Class A	121,000	330

		Shares	Market Value ($000)
	Wasu Media Holding Co. Ltd. Class A	263,700	328
	Beijing Tongtech Co. Ltd. Class A	51,100	326
*	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	325
	Xiamen Xiangyu Co. Ltd. Class A	399,900	323
	Guangdong Topstar Technology Co. Ltd. Class A	48,700	323
	ZheJiang Dali Technology Co. Ltd. Class A	84,100	322
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	156,000	320
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	320
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	318
	Dongjiang Environmental Co. Ltd. Class A	279,800	317
	Anhui Genuine New Materials Co. Ltd. Class A	62,800	317
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	122,900	314
	Hainan Strait Shipping Co. Ltd. Class A	258,200	312
	Edifier Technology Co. Ltd. Class A	160,900	312
	COFCO Capital Holdings Co. Ltd. Class A	239,800	311
	Western Region Gold Co. Ltd. Class A	152,964	311
*,1	China ZhengTong Auto Services Holdings Ltd.	3,169,500	309
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	354,106	309
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	170,300	308
	Beibuwan Port Co. Ltd. Class A	223,699	307
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	495,800	304
	Sino Wealth Electronic Ltd. Class A	51,820	302
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	82,100	300
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	432,474	299
	FAWER Automotive Parts Co. Ltd. Class A	300,900	298
*	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	298
*	Berry Genomics Co. Ltd. Class A	58,700	296
	Vats Liquor Chain Store Management JSC Ltd.	76,800	296
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	147,400	295
	Konka Group Co. Ltd. Class A	295,400	295
	Shanghai East China Computer Co. Ltd. Class A	77,500	295
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	294
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	294
	Tianjin Guangyu Development Co. Ltd. Class A	343,900	294
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	253,240	293
*	Zhejiang Narada Power Source Co. Ltd. Class A	156,300	292
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	246,400	289
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	289
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	83,500	288
	Grinm Advanced Materials Co. Ltd. Class A	156,900	288
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	286
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	285
	YaGuang Technology Group Co. Ltd. Class A	185,700	285
	Sichuan Shuangma Cement Co. Ltd. Class A	138,100	282
	Yijiahe Technology Co. Ltd. Class A	22,600	282
*,3	CT Environmental Group Ltd.	6,439,760	282
*	China Tianying Inc. Class A	469,700	280
	Beijing GeoEnviron Engineering & Technology Inc. Class A	145,800	280
	Suzhou TFC Optical Communication Co. Ltd. Class A	36,800	279
	Shanghai Belling Co. Ltd. Class A	129,800	279
	Xinyu Iron & Steel Co. Ltd. Class A	444,363	278
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	278
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	104,500	277
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	276
*	Shandong Airlines Co. Ltd. Class B	362,104	275
	DBG Technology Co. Ltd. Class A	143,060	275
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	273
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	273

		Shares	Market Value ($000)
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	271
	Sino-Platinum Metals Co. Ltd. Class A	81,100	270
	Luoniushan Co. Ltd. Class A	212,700	269
	SGIS Songshan Co. Ltd. Class A	439,300	269
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	267
	Jiangsu Guotai International Group Co. Ltd. Class A	284,200	265
	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	264
	CGN Nuclear Technology Development Co. Ltd. Class A	170,424	264
	Shengda Resources Co. Ltd. Class A	126,700	261
	Konfoong Materials International Co. Ltd. Class A	36,700	259
*	Hubei Kaile Science & Technology Co. Ltd. Class A	185,820	259
	Shanghai Kinetic Medical Co. Ltd. Class A	133,548	258
	Fujian Green Pine Co. Ltd. Class A	95,400	258
*	C&D Property Management Group Co. Ltd.	737,000	258
	Sichuan Haite High-tech Co. Ltd. Class A	139,700	256
	Shenzhen FRD Science & Technology Co. Ltd.	93,643	256
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	122,720	254
	5I5J Holding Group Co. Ltd. Class A	434,300	253
*	Chongqing Iron & Steel Co. Ltd. Class A	1,169,567	253
	Beken Corp. Class A	22,300	251
	Xinhuanet Co. Ltd. Class A	84,900	250
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	249
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	756,400	249
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	111,100	248
	Goldcard Smart Group Co. Ltd.	147,721	248
	Shenzhen Comix Group Co. Ltd. Class A	134,500	247
	YGSOFT Inc. Class A	201,090	245
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	245
*	Jilin Electric Power Co. Ltd. Class A	389,564	244
	Zhongfu Information Inc. Class A	39,200	243
	CSSC Science & Technology Co. Ltd. Class A	136,700	242
	China CAMC Engineering Co. Ltd. Class A	241,200	241
	Shanghai Maling Aquarius Co. Ltd. Class A	173,700	240
	Sunflower Pharmaceutical Group Co. Ltd. Class A	119,592	239
	Nantong Jianghai Capacitor Co. Ltd. Class A	155,900	238
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	238
	Beijing Wanji Technology Co. Ltd. Class A	35,700	238
	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	237
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	237
	Shenzhen World Union Group Inc. Class A	375,300	236
	Electric Connector Technology Co. Ltd. Class A	46,200	236
	Sonoscape Medical Corp. Class A	74,800	235
	Foran Energy Group Co. Ltd. Class A	100,000	235
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	234
	Hunan Aihua Group Co. Ltd. Class A	63,843	234
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	72,400	233
	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	231
*	Shang Gong Group Co. Ltd. Class B	652,412	228
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	228
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	228
	Wuhan Department Store Group Co. Ltd. Class A	142,205	228
	Unilumin Group Co. Ltd. Class A	182,800	228
	Lu Thai Textile Co. Ltd. Class B	465,845	227
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	71,500	226
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	77,400	226
	China Publishing & Media Co. Ltd. Class A	240,105	225
*	Zhejiang Jingu Co. Ltd. Class A	185,200	224
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	224

		Shares	Market Value ($000)
*	Guocheng Mining Co. Ltd. Class A	169,275	223
	Long Yuan Construction Group Co. Ltd. Class A	283,500	223
*	First Tractor Co. Ltd. Class A	153,800	221
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	221
	Bestsun Energy Co. Ltd. Class A	271,860	220
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	15,100	220
	GCI Science & Technology Co. Ltd. Class A	104,700	218
	Canny Elevator Co. Ltd. Class A	145,500	217
*	Shanghai Phichem Material Co. Ltd. Class A	95,200	217
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	128,700	216
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	214
	263 Network Communications Co. Ltd. Class A	245,100	213
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	134,200	211
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	210
	Tangrenshen Group Co. Ltd. Class A	171,600	210
	Nanjing Yunhai Special Metals Co. Ltd. Class A	124,200	208
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	208
	Guorui Properties Ltd.	2,102,000	206
	Renhe Pharmacy Co. Ltd. Class A	236,300	204
	Beijing SuperMap Software Co. Ltd. Class A	81,900	204
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	65,160	204
	Feitian Technologies Co. Ltd. Class A	80,800	203
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	133,700	202
*	China Harzone Industry Corp. Ltd. Class A	154,900	202
	Riyue Heavy Industry Co. Ltd. Class A	32,800	202
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	290,900	202
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	94,000	201
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	201
	Guangxi Wuzhou Communications Co. Ltd. Class A	401,650	201
*	Jiangsu Hoperun Software Co. Ltd. Class A	146,900	199
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	199
*	Shenzhen Center Power Tech Co. Ltd. Class A	65,000	199
	Beijing Ctrowell Technology Corp. Ltd. Class A	131,800	199
	Wondershare Technology Group Co. Ltd. Class A	23,500	198
	Dare Power Dekor Home Co. Ltd. Class A	101,400	196
*	Grand Baoxin Auto Group Ltd.	1,828,359	193
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	84,700	193
	Vatti Corp. Ltd. Class A	157,100	191
	Wuxi Boton Technology Co. Ltd. Class A	71,700	191
	China Aluminum International Engineering Corp. Ltd. Class A	392,600	191
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	149,800	190
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	140,600	190
	Shandong New Beiyang Information Technology Co. Ltd. Class A	121,600	189
	Beijing VRV Software Corp. Ltd. Class A	267,300	189
	Hebei Chengde Lolo Co. Class A	192,560	189
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	117,400	184
	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	90,500	183
	KPC Pharmaceuticals Inc. Class A	141,300	183
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	182
	Xi'an Tian He Defense Technology Co. Ltd. Class A	79,100	182
*	ChemPartner PharmaTech Co. Ltd. Class A	92,700	182
	Dongjiang Environmental Co. Ltd. Class H	282,200	180
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	180
	Xinjiang Communications Construction Group Co. Ltd. Class A	114,300	180
	Merit Interactive Co. Ltd. Class A	73,500	180
	CITIC Press Corp. Class A	30,300	178
*	Advanced Technology & Materials Co. Ltd. Class A	181,700	177
	Guomai Technologies Inc. Class A	182,500	177

		Shares	Market Value ($000)
	Telling Telecommunication Holding Co. Ltd. Class A	184,200	177
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	224,700	177
	Tianjin Teda Co. Ltd. Class A	264,400	176
*	CSG Smart Science&Technology Co. Ltd. Class A	130,700	176
	Huafu Fashion Co. Ltd. Class A	279,200	176
	Kunming Yunnei Power Co. Ltd. Class A	364,400	176
	Beijing Global Safety Technology Co. Ltd. Class A	42,900	176
	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	176
	Guizhou Gas Group Corp. Ltd. Class A	120,600	176
	Suzhou Good-Ark Electronics Co. Ltd. Class A	129,900	175
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	174
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	174
*	Focused Photonics Hangzhou Inc. Class A	84,000	173
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	172
	Shenzhen SDG Information Co. Ltd. Class A	149,300	172
*	Hand Enterprise Solutions Co. Ltd. Class A	160,100	170
	Beijing Forever Technology Co. Ltd. Class A	115,300	170
	Beijing Watertek Information Technology Co. Ltd. Class A	323,600	169
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	169
	Baosheng Science and Technology Innovation Co. Ltd. Class A	266,605	168
	Guangdong Shaoneng Group Co. Ltd. Class A	192,900	167
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	112,900	167
	China Publishing & Media Co. Ltd. Class A	178,100	167
*	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	166
	Zhejiang Hangmin Co. Ltd. Class A	191,400	165
	Zhejiang Communications Technology Co. Ltd.	210,200	164
*	Northeast Pharmaceutical Group Co. Ltd. Class A	218,165	164
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	164
	Sino GeoPhysical Co. Ltd. Class A	61,300	163
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	163
*	Innuovo Technology Co. Ltd. Class A	200,600	163
	Maoye Commercial Co. Ltd. Class A	311,024	163
	Tibet Tianlu Co. Ltd. Class A	164,500	162
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	56,500	162
	Yonggao Co. Ltd. Class A	179,800	162
	MYS Group Co. Ltd. Class A	293,300	160
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	160
*	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	160
*	Shenzhen Microgate Technology Co. Ltd. Class A	134,500	160
*	Hainan Ruize New Building Material Co. Ltd. Class A	209,400	159
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	159
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	171,200	158
	Changchun Faway Automobile Components Co. Ltd. Class A	117,260	157
	Everbright Jiabao Co. Ltd. Class A	328,400	157
	Guangdong Goworld Co. Ltd. Class A	102,900	156
	Client Service International Inc. Class A	54,500	156
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	55,920	156
	Sumavision Technologies Co. Ltd. Class A	260,100	155
	Shinva Medical Instrument Co. Ltd. Class A	77,600	155
	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	154
	Jiangsu Gian Technology Co. Ltd. Class A	22,200	153
	Dashang Co. Ltd. Class A	54,200	152
*	Tongding Interconnection Information Co. Ltd. Class A	244,200	151
	JSTI Group Class A	176,900	151
*	Goldenmax International Technology Ltd. Class A	127,600	150
	Enjoyor Co. Ltd. Class A	126,100	149
	Fuan Pharmaceutical Group Co. Ltd. Class A	228,100	147
	Nanfang Zhongjin Environment Co. Ltd. Class A	342,400	146

		Shares	Market Value ($000)
*	Myhome Real Estate Development Group Co. Ltd. Class A	505,400	145
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	175,800	144
*	Hwa Create Co. Ltd. Class A	110,500	143
*	ZJBC Information Technology Co. Ltd. Class A	181,580	142
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	142
	Guangzhou Zhiguang Electric Co. Ltd. Class A	139,400	141
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	145,400	140
	Anhui Korrun Co. Ltd. Class A	41,500	140
	Shandong Xiantan Co. Ltd. Class A	87,600	136
*	Beijing Philisense Technology Co. Ltd. Class A	256,300	134
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	86,500	134
	Hangzhou Zhongheng Electric Co. Ltd. Class A	98,508	131
	Inspur Software Co. Ltd. Class A	60,100	130
	Julong Co. Ltd. Class A	115,300	127
	Chongqing Dima Industry Co. Ltd. Class A	333,700	126
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	142,900	125
	Jinyuan EP Co. Ltd. Class A	114,452	124
	CCS Supply Chain Management Co. Ltd. Class A	165,200	123
	Huizhou Speed Wireless Technology Co. Ltd. Class A	73,700	122
	Tongyu Communication Inc. Class A	46,600	121
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	58,200	120
*	Wutong Holding Group Co. Ltd. Class A	230,500	119
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	67,900	118
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	270,400	117
*	Wuhan P&S Information Technology Co. Ltd. Class A	214,600	116
	China Bester Group Telecom Co. Ltd. Class A	63,800	116
	Tungkong Inc. Class A	104,800	115
*	Sunsea AIoT Technology Co. Ltd. Class A	72,500	111
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	46,800	111
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	200,300	110
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	231,000	109
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	103
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	134,600	103
*,3	Untrade Boshiwa International Ltd.	469,000	102
*	Macrolink Culturaltainment Development Co. Ltd. Class A	318,100	101
	Misho Ecology & Landscape Co. Ltd. Class A	120,400	99
	COFCO Capital Holdings Co. Ltd. Class A	74,500	97
	Fujian Cement Inc. Class A	87,200	96
	Shanghai Shenda Co. Ltd. Class A	165,300	89
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	88
*	HY Energy Group Co. Ltd. Class A	91,800	86
*	China Animal Healthcare Ltd.	1,003,918	70
*,3	China Lumena New Materials Corp.	98,750	64
*,1,3	China Fishery Group Ltd.	1,088,512	62
	Guangxi Wuzhou Communications Co. Ltd. Class A	92,560	46
*,3	Real Gold Mining Ltd.	239,476	26
*	Kama Co. Ltd. Class B	52,658	21
	Chongqing Zaisheng Technology Corp. Ltd. Class A	9,800	17
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China Hongxing Sports Ltd.	831,000	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	Shenglong Pv Tech Investment	44,660	—
			455,828
Colombia (0.0%)
	Banco Davivienda SA Preference Class B	267,231	2,523
Czech Republic (0.0%)
	Philip Morris CR AS	1,162	824

		Shares	Market Value ($000)
Denmark (1.3%)
	SimCorp A/S	107,014	13,851
	Royal Unibrew A/S	130,912	12,923
*,2	Netcompany Group A/S	88,583	8,264
*	ALK-Abello A/S	17,624	6,891
	Ringkjoebing Landbobank A/S	78,002	6,852
*	Bavarian Nordic A/S	155,467	5,541
*	Jyske Bank A/S (Registered)	145,535	5,440
	Topdanmark AS	113,689	5,250
*	NKT A/S	115,562	4,735
*	FLSmidth & Co. A/S	133,240	4,657
*	Dfds A/S	80,013	3,547
	Schouw & Co. A/S	34,261	3,447
*	Zealand Pharma A/S	107,523	3,436
*	Sydbank AS	156,138	3,244
[2]	Scandinavian Tobacco Group A/S Class A	169,952	3,077
*	Spar Nord Bank A/S	211,023	1,924
	Alm Brand A/S	162,084	1,812
*	Nilfisk Holding A/S	71,989	1,595
*	Drilling Co. of 1972 A/S	57,420	1,572
	D/S Norden A/S	66,301	1,184
			99,242
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	1,806,701	1,812
	Orascom Construction plc (XCAI)	159,004	975
	Six of October Development & Investment	653,981	654
*	Pioneers Holding for Financial Investments SAE	1,471,802	467
	Medinet Nasr Housing	1,756,822	443
*	Palm Hills Developments SAE	3,865,476	386
	Heliopolis Housing	991,366	384
*	Alexandria Mineral Oils Co.	1,663,216	342
	Oriental Weavers	692,082	315
			5,778
Finland (0.8%)
	Valmet Oyj	358,344	11,472
	Konecranes Oyj Class A	196,404	7,141
*	TietoEVRY Oyj (XHEL)	199,120	6,543
	Cargotec Oyj Class B	130,776	5,681
	Metsa Board Oyj	470,924	5,061
	Kemira Oyj	236,144	3,997
	Sanoma Oyj	199,438	3,819
*,1	Outokumpu Oyj	814,499	3,792
	Uponor Oyj	146,251	3,437
	YIT Oyj	426,587	2,536
*,1	Citycon Oyj	200,943	1,969
*	TietoEVRY Oyj	56,975	1,864
	Raisio Oyj Class V	298,399	1,284
	Ahlstrom-Munksjo Oyj	58,802	1,270
*	F-Secure Oyj	260,874	1,225
*,1	Finnair Oyj	1,542,819	1,166
	Oriola Oyj Class B	332,211	816
			63,073
France (2.2%)
*	SOITEC	56,363	11,331
*	Elis SA (XPAR)	593,482	8,939
	SES SA	1,007,617	8,589
*	Alten SA	76,558	8,061

		Shares	Market Value ($000)
*	SPIE SA	329,199	7,269
*	Lagardere SCA	308,879	7,180
*	Sopra Steria Group	38,658	6,413
*	Korian SA	172,324	6,367
	Eutelsat Communications SA	498,029	5,931
*	Nexans SA	78,954	5,872
	Gaztransport Et Technigaz SA	59,544	5,424
	Nexity SA	114,591	5,162
*,2	Neoen SA	57,787	4,074
	Societe BIC SA	67,867	3,873
	Trigano SA	21,741	3,823
	IPSOS	103,685	3,314
[2]	Verallia SA	98,704	3,244
*	Virbac SA	11,561	3,009
*,1	Air France-KLM	509,031	2,997
*	Metropole Television SA	173,231	2,943
*	Albioma SA	55,888	2,842
*	Fnac Darty SA	46,074	2,590
*	Rothschild & Co.	73,578	2,512
*,1	Television Francaise 1	280,252	2,429
*	Coface SA	238,563	2,347
	Robertet SA	1,830	2,117
*,2	Maisons du Monde SA	117,907	2,061
*	Interparfums SA	38,178	2,041
	Quadient SA	91,361	1,994
*	CGG SA	1,950,456	1,966
	Vicat SA	40,904	1,760
*	Derichebourg SA	247,778	1,675
*,2	Elior Group SA	263,820	1,662
*	Mercialys SA	171,479	1,555
	FFP	14,032	1,546
*	Tarkett SA	85,254	1,523
	Carmila SA	103,823	1,419
	Pharmagest Interactive	9,823	1,367
	Beneteau SA	96,053	1,311
*	Eramet SA	23,106	1,242
*,1	DBV Technologies SA	115,961	1,199
*	Mersen SA	38,285	1,169
*,2	X-Fab Silicon Foundries SE	140,387	1,133
	Manitou BF SA	32,920	1,095
	Vilmorin & Cie SA	16,113	997
*	LISI	43,365	992
	Bonduelle SCA	37,471	922
*	Akka Technologies	31,654	881
	Albioma SA (XPAR)	16,053	816
*,1	Vallourec SA	20,025	593
	Guerbet	14,187	574
	Jacquet Metal Service SA	32,616	568
	AKWEL	21,631	555
*	Rallye SA	60,687	469
*	GL Events	33,624	334
	Boiron SA	8,023	333
*,2	SMCP SA	65,563	329
*	Etablissements Maurel et Prom SA	144,083	289
*	Union Financiere de France BQE SA	9,590	244
*,1,2	Europcar Mobility Group	275,627	218
*	Bourbon SA	28,437	127

		Shares	Market Value ($000)
*,1,3	Bourbon Corp.	12,121	54
			165,665
Germany (3.8%)
*,1	Evotec SE	389,087	15,295
*	Dialog Semiconductor plc	191,519	12,056
*	MorphoSys AG	88,307	10,544
*	TAG Immobilien AG	342,054	10,503
[1]	Siltronic AG	56,117	9,564
	Gerresheimer AG	84,559	8,997
	alstria office REIT AG	477,537	8,216
	Grand City Properties SA	307,825	7,646
*	Hypoport SE	10,841	7,374
	Aurubis AG	95,471	7,358
	Freenet AG	346,070	7,226
[1]	Encavis AG	256,644	6,986
	CompuGroup Medical SE & Co. KGaA	66,520	6,563
*,2	ADLER Group SA	217,666	6,559
[2]	Befesa SA	91,855	6,095
	Stroeer SE & Co. KGaA	66,234	5,968
	Jungheinrich AG Preference	129,768	5,917
	CANCOM SE	98,708	5,847
	K+S AG (Registered)	514,730	5,809
	HUGO BOSS AG	158,706	5,649
	Duerr AG	131,967	5,357
	Software AG	131,429	5,329
*	AIXTRON SE	284,515	5,318
*	Nordex SE	185,470	5,251
	Stabilus SA	65,968	4,938
	Jenoptik AG	137,594	4,771
*,2	Shop Apotheke Europe NV	19,080	4,454
*	Sixt SE	37,517	4,359
	Norma Group SE	85,473	4,262
	Pfeiffer Vacuum Technology AG	17,719	3,856
*	zooplus AG	16,616	3,847
*	Aareal Bank AG	161,329	3,675
	PATRIZIA AG	116,458	3,548
*,1	S&T AG	133,663	3,508
*,2	Deutsche Pfandbriefbank AG	332,364	3,262
	Krones AG	38,912	3,221
	Dermapharm Holding SE	45,360	3,193
	STRATEC SE	19,183	3,158
*	CECONOMY AG	481,057	3,093
*	Deutsche EuroShop AG	137,605	2,944
	Sixt SE Preference	41,361	2,802
*	Salzgitter AG	99,874	2,597
[1]	Bilfinger SE	75,644	2,561
	KWS Saat SE & Co. KGaA	28,428	2,487
	DIC Asset AG	133,906	2,258
	Hornbach Holding AG & Co. KGaA	22,490	2,128
*	Deutz AG	323,114	2,097
	New Work SE	7,495	2,075
	Draegerwerk AG & Co. KGaA Preference	22,852	1,949
	Indus Holding AG	47,349	1,919
*	Kloeckner & Co. SE	194,913	1,783
*	SMA Solar Technology AG	22,909	1,671
*	Washtec AG	27,219	1,615
	Schaeffler AG Preference	199,510	1,577
	BayWa AG	36,780	1,444

		Shares	Market Value ($000)
	Hamburger Hafen und Logistik AG	66,117	1,426
*	ElringKlinger AG	75,473	1,420
*	Wacker Neuson SE	67,155	1,347
	Deutsche Beteiligungs AG	29,907	1,307
*	Vossloh AG	23,213	1,214
*	Koenig & Bauer AG	35,591	1,098
*	Takkt AG	86,859	1,091
	Wuestenrot & Wuerttembergische AG	52,572	1,078
*	SGL Carbon SE	130,548	986
	Hornbach Baumarkt AG	20,005	843
	CropEnergies AG	52,300	792
	Bertrandt AG	12,321	645
*,1	Corestate Capital Holding SA	32,297	583
	TLG Immobilien AG	2,942	82
			286,391
Greece (0.2%)
*	Public Power Corp. SA	303,563	2,591
	Terna Energy SA	115,825	1,975
*	LAMDA Development SA	192,559	1,479
*	GEK Terna Holding Real Estate Construction SA	146,429	1,270
	Sarantis SA	89,179	981
	Athens Water Supply & Sewage Co. SA	113,818	903
*	Piraeus Financial Holdings SA	769,977	834
	Holding Co. ADMIE IPTO SA	282,899	817
	Viohalco SA	173,897	707
*	Hellenic Exchanges - Athens Stock Exchange SA	150,950	639
*	Ellaktor SA	353,095	597
*	Fourlis Holdings SA	114,251	522
*	Aegean Airlines SA	81,291	405
			13,720
Hong Kong (0.8%)
	Fortune REIT	3,612,589	3,219
*,2	Razer Inc.	9,969,000	3,109
	HKBN Ltd.	2,058,629	2,978
	IGG Inc.	2,259,000	2,928
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,290,000	2,851
*	Hong Kong Television Network Ltd.	1,423,000	2,688
	Pacific Basin Shipping Ltd.	11,514,532	1,998
	Luk Fook Holdings International Ltd.	912,399	1,977
*	Glory Sun Financial Group Ltd.	43,768,000	1,719
	Value Partners Group Ltd.	2,456,434	1,623
	K Wah International Holdings Ltd.	3,215,398	1,515
[2]	Asiainfo Technologies Ltd.	993,200	1,485
	VSTECS Holdings Ltd.	1,698,000	1,482
	SUNeVision Holdings Ltd.	1,620,000	1,465
	Sunlight REIT	2,804,072	1,360
*	Stella International Holdings Ltd.	1,142,500	1,351
*	Pou Sheng International Holdings Ltd.	5,646,000	1,199
	CITIC Telecom International Holdings Ltd.	3,646,004	1,150
*,2	Frontage Holdings Corp.	1,594,000	1,142
	Far East Consortium International Ltd.	2,804,858	1,025
	Asia Cement China Holdings Corp.	1,184,000	1,017
	Prosperity REIT	3,202,000	994
	United Laboratories International Holdings Ltd.	1,374,500	953
	Road King Infrastructure Ltd.	716,346	889
	C-Mer Eye Care Holdings Ltd.	1,084,000	872
*,3	Untrade Smi Holdings	2,800,800	845

		Shares	Market Value ($000)
*	Texhong Textile Group Ltd.	786,000	833
	Canvest Environmental Protection Group Co. Ltd.	1,950,000	800
	Pacific Textiles Holdings Ltd.	1,287,000	799
*,1,3	Town Health International Medical Group Ltd.	8,913,419	790
*,1	Apollo Future Mobility Group Ltd.	10,928,000	788
*	GCL New Energy Holdings Ltd.	16,137,541	777
	Chow Sang Sang Holdings International Ltd.	634,565	761
*	Television Broadcasts Ltd.	774,100	750
*,1,3	Superb Summit International	3,957,346	745
*,1	Cosmopolitan International Holdings Ltd.	4,548,000	737
*	Truly International Holdings Ltd.	4,139,000	728
	Dynam Japan Holdings Co. Ltd.	722,440	722
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	656,000	704
	CMBC Capital Holdings Ltd.	43,030,876	621
	Sun Hung Kai & Co. Ltd.	1,497,000	613
[2]	VPower Group International Holdings Ltd.	1,996,000	613
	Chinese Estates Holdings Ltd.	1,317,000	596
*,3	Convoy Global Holdings Ltd.	26,130,000	563
*	Esprit Holdings Ltd.	4,770,900	560
	SmarTone Telecommunications Holdings Ltd.	1,036,730	556
	Giordano International Ltd.	3,105,735	528
*	Digital Domain Holdings Ltd.	49,360,000	517
*,2	IMAX China Holding Inc.	299,358	489
*,1	Suncity Group Holdings Ltd.	5,728,000	441
[2]	Crystal International Group Ltd.	1,471,500	439
	Lee's Pharmaceutical Holdings Ltd.	674,500	424
*,3	Untrade Huiyuan Juice	1,333,000	347
	Texwinca Holdings Ltd.	1,708,000	336
	Singamas Container Holdings Ltd.	3,777,960	277
*	China LNG Group Ltd.	4,315,999	253
*	CITIC Resources Holdings Ltd.	6,558,000	249
*,1,3	National Agricultural Holdings	1,560,000	239
*,1	NewOcean Energy Holdings Ltd.	2,412,000	208
*	Emperor Capital Group Ltd.	11,147,860	204
*,3	Untrade.C Fiber Optic	2,215,200	200
*	New World Department Store China Ltd.	1,332,666	187
*	Lifestyle China Group Ltd.	1,150,870	179
*,3	MH Development Ltd.	1,068,000	160
*	Landing International Development Ltd.	5,509,200	153
*,3	Tech Pro Tech Dev	10,406,800	91
*,1,3	Agritrade Resources Ltd.	6,905,000	74
*,3	China Baoli Technologies Holdings Ltd.	4,844,496	62
*	Oshidori International Holdings Ltd.	648,600	54
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	Untrade Hua Han Health	1,817,183	—
			64,001
Hungary (0.0%)
*,1	Opus Global Nyrt	653,598	578
India (2.9%)
	Apollo Hospitals Enterprise Ltd.	260,471	9,125
	Crompton Greaves Consumer Electricals Ltd.	1,196,051	6,997
*	Max Financial Services Ltd.	439,700	4,109
	Atul Ltd.	44,883	3,917
	Adani Total Gas Ltd.	751,469	3,910
	Dixon Technologies India Ltd.	19,047	3,676
[2]	Laurus Labs Ltd.	764,034	3,604
	Supreme Industries Ltd.	139,800	3,466

		Shares	Market Value ($000)
	Tata Elxsi Ltd.	91,344	3,356
	Astral Poly Technik Ltd.	136,537	3,205
	Manappuram Finance Ltd.	1,499,515	3,200
	Escorts Ltd.	191,168	3,150
	Sundaram Finance Ltd.	128,141	2,985
*	Fortis Healthcare Ltd.	1,343,123	2,968
	Natco Pharma Ltd.	241,950	2,945
	Navin Fluorine International Ltd.	93,913	2,945
[2]	Dr Lal PathLabs Ltd.	94,589	2,907
	Dhani Services Ltd.	623,111	2,905
	AIA Engineering Ltd.	106,165	2,843
	Ramco Cements Ltd.	256,332	2,740
	Aarti Industries Ltd.	172,741	2,739
	Varun Beverages Ltd.	219,803	2,701
	Deepak Nitrite Ltd.	202,890	2,693
	Indian Hotels Co. Ltd.	1,617,670	2,686
	Mindtree Ltd.	118,858	2,673
*	APL Apollo Tubes Ltd.	202,690	2,515
	Amara Raja Batteries Ltd.	195,621	2,457
	Jubilant Life Sciences Ltd.	198,875	2,420
	Persistent Systems Ltd.	115,238	2,404
	Pfizer Ltd.	37,553	2,380
[2]	L&T Technology Services Ltd.	68,545	2,282
	Apollo Tyres Ltd.	829,702	2,231
	Kajaria Ceramics Ltd.	190,950	2,154
*,2	Syngene International Ltd.	277,377	2,147
	City Union Bank Ltd.	908,390	2,106
	Sanofi India Ltd.	18,790	2,009
*	Phoenix Mills Ltd.	195,090	2,000
	PVR Ltd.	102,106	1,980
*	Relaxo Footwears Ltd.	175,098	1,973
*	Tube Investments of India Ltd.	183,808	1,957
*	JK Cement Ltd.	66,433	1,937
[2]	Metropolis Healthcare Ltd.	66,380	1,875
	Procter & Gamble Health Ltd.	18,942	1,841
	Amber Enterprises India Ltd.	50,126	1,766
	Mahanagar Gas Ltd.	124,299	1,759
*	IDFC Ltd.	2,890,426	1,729
[2]	Endurance Technologies Ltd.	90,165	1,707
	Alembic Pharmaceuticals Ltd.	130,992	1,706
*	Suven Pharmaceuticals Ltd.	269,611	1,704
	Granules India Ltd.	369,573	1,702
	Can Fin Homes Ltd.	249,872	1,642
	KEC International Ltd.	324,366	1,595
	NIIT Technologies Ltd.	48,475	1,585
	Blue Star Ltd.	157,752	1,583
	CESC Ltd.	183,942	1,537
	Strides Pharma Science Ltd.	135,911	1,513
	Sundram Fasteners Ltd.	197,242	1,509
*	Aavas Financiers Ltd.	59,787	1,478
	Ajanta Pharma Ltd.	60,749	1,468
	Gujarat State Petronet Ltd.	539,008	1,462
*,2	Mindspace Business Parks REIT	315,200	1,441
	Birlasoft Ltd.	420,315	1,436
*,2	Quess Corp. Ltd.	177,866	1,412
	Aegis Logistics Ltd.	353,611	1,374
	Schaeffler India Ltd.	22,308	1,313
*	Aditya Birla Fashion and Retail Ltd.	634,902	1,302

		Shares	Market Value ($000)
	Cholamandalam Financial Holdings Ltd.	182,841	1,249
*	EID Parry India Ltd.	266,083	1,241
	Orient Electric Ltd.	354,285	1,229
	JB Chemicals & Pharmaceuticals Ltd.	89,739	1,228
*	Suzlon Energy Ltd.	13,920,766	1,200
	Minda Industries Ltd.	191,554	1,195
	Polycab India Ltd.	70,511	1,178
	Sumitomo Chemical India Ltd.	271,386	1,168
	CRISIL Ltd.	43,980	1,145
	Vinati Organics Ltd.	67,017	1,114
	Chambal Fertilizers and Chemicals Ltd.	341,839	1,111
	Radico Khaitan Ltd.	165,954	1,111
	Thermax Ltd.	81,284	1,103
	National Aluminium Co. Ltd.	1,680,431	1,098
	Timken India Ltd.	66,955	1,098
*	TeamLease Services Ltd.	27,789	1,085
	Redington India Ltd.	587,993	1,085
	Vakrangee Ltd.	1,499,125	1,072
	Prestige Estates Projects Ltd.	293,222	1,070
	Ceat Ltd.	52,901	1,065
	India Cements Ltd.	501,269	1,060
*	Infibeam Avenues Ltd.	992,543	1,032
[2]	ICICI Securities Ltd.	184,856	1,030
	V-Guard Industries Ltd.	322,074	1,016
*	Just Dial Ltd.	122,206	1,004
	NCC Ltd.	1,245,769	1,003
*	Edelweiss Financial Services Ltd.	1,176,385	997
	Rallis India Ltd.	266,121	991
[2]	Godrej Agrovet Ltd.	133,711	979
	Sterlite Technologies Ltd.	356,997	878
	Motilal Oswal Financial Services Ltd.	103,732	875
	Bombay Burmah Trading Co.	51,197	846
	AstraZeneca Pharma India Ltd.	16,987	841
	JM Financial Ltd.	738,878	809
*	V-Mart Retail Ltd.	23,860	800
	Sobha Ltd.	126,746	797
*	Balrampur Chini Mills Ltd.	340,492	796
	Graphite India Ltd.	184,975	796
	TTK Prestige Ltd.	9,739	794
	KRBL Ltd.	245,391	794
	Welspun India Ltd.	855,592	772
	Gujarat Pipavav Port Ltd.	640,636	759
	Avanti Feeds Ltd.	103,687	721
*	EIH Ltd.	561,740	714
	Great Eastern Shipping Co. Ltd.	197,096	703
	Finolex Cables Ltd.	135,535	678
	DCM Shriram Ltd.	110,825	655
	Symphony Ltd.	47,028	646
*	Mahindra CIE Automotive Ltd.	270,011	600
	Rain Industries Ltd.	343,967	595
	eClerx Services Ltd.	44,059	595
*	DCB Bank Ltd.	433,216	594
	Welspun Corp. Ltd.	353,698	578
	NBCC India Ltd.	1,333,711	568
*,2	PNB Housing Finance Ltd.	122,550	561
*	Wockhardt Ltd.	83,908	552
	Kaveri Seed Co. Ltd.	73,448	548
	IRB Infrastructure Developers Ltd.	369,721	547

		Shares	Market Value ($000)
*	Karur Vysya Bank Ltd.	936,302	543
	Century Textiles & Industries Ltd.	95,016	542
	HEG Ltd.	42,118	539
[2]	Dilip Buildcon Ltd.	93,150	538
	Engineers India Ltd.	527,409	524
*	Sun Pharma Advanced Research Co. Ltd.	199,448	490
*	Bajaj Consumer Care Ltd.	167,398	479
	Gateway Distriparks Ltd.	212,377	459
	PTC India Ltd.	534,306	444
*	TV18 Broadcast Ltd.	1,152,718	441
	Multi Commodity Exchange of India Ltd.	19,424	437
*	Indiabulls Real Estate Ltd.	425,793	433
	Care Ratings Ltd.	62,215	412
*	Indian Bank	326,939	395
*	Karnataka Bank Ltd.	424,154	347
	Equitas Holdings Ltd.	351,957	344
	Jindal Saw Ltd.	330,453	319
*	South Indian Bank Ltd.	2,530,914	286
*	IFCI Ltd.	2,289,812	275
*	Raymond Ltd.	57,757	254
*	Hindustan Construction Co. Ltd.	2,277,749	252
	WABCO India Ltd.	3,113	230
*	Future Consumer Ltd.	1,806,471	205
	GE Power India Ltd.	48,512	177
*	Central Bank of India	954,569	177
*,3	DRC Systems India Pvt Ltd.	2,494	12
*,3	Suvidhaa Infoserve Pvt Ltd.	134,971	—
*,3	Chennai Super Kings Cricket	176,674	—
			224,759
Indonesia (0.5%)
	Aneka Tambang Tbk	23,184,319	3,647
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,416,800	3,194
	Mitra Keluarga Karyasehat Tbk PT	14,883,200	3,073
	Ciputra Development Tbk PT	37,469,755	2,385
*	Pakuwon Jati Tbk PT	62,299,534	2,127
	Ace Hardware Indonesia Tbk PT	18,262,500	2,026
*	Lippo Karawaci Tbk PT	157,055,677	1,951
	Japfa Comfeed Indonesia Tbk PT	18,314,900	1,769
	Bank BTPN Syariah Tbk PT	6,165,300	1,490
*	Summarecon Agung Tbk PT	29,419,668	1,448
*	Medco Energi Internasional Tbk PT	25,392,188	1,169
	Waskita Karya Persero Tbk PT	10,889,979	1,094
*	Mitra Adiperkasa Tbk PT	19,421,700	1,063
	Bank Tabungan Negara Persero Tbk PT	9,439,770	1,051
	Wijaya Karya Persero Tbk PT	8,020,133	1,023
	Indo Tambangraya Megah Tbk PT	1,040,900	905
	AKR Corporindo Tbk PT	4,409,183	888
*	Timah Tbk PT	6,981,820	837
*	Panin Financial Tbk PT	43,645,200	749
	PP Persero Tbk PT	6,454,800	748
*	Bank Pan Indonesia Tbk PT	10,474,800	744
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,395,529	700
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,579,300	687
	Adhi Karya Persero Tbk PT	4,781,800	464
*	Matahari Department Store Tbk PT	5,572,900	453
*	Krakatau Steel Persero Tbk PT	10,652,750	439
*	Alam Sutera Realty Tbk PT	31,151,091	424
*	Siloam International Hospitals Tbk PT	965,739	357

		Shares	Market Value ($000)
	Ramayana Lestari Sentosa Tbk PT	7,703,600	353
*	Global Mediacom Tbk PT	19,915,706	351
*,3	Trada Alam Minera Tbk PT	95,405,707	340
	Surya Semesta Internusa Tbk PT	10,442,300	334
*	Eagle High Plantations Tbk PT	32,501,900	261
*	Kresna Graha Investama Tbk PT	34,512,700	169
*	Totalindo Eka Persada Tbk PT	12,370,200	44
			38,757
Ireland (0.2%)
*	Bank of Ireland Group plc	2,464,150	9,154
	Hibernia REIT plc	1,839,581	2,442
*	Dalata Hotel Group plc	588,099	2,383
*	Irish Continental Group plc	429,234	1,998
*	Cairn Homes plc	1,719,382	1,905
*	Cairn Homes plc	166,753	192
			18,074
Israel (0.7%)
*	Nova Measuring Instruments Ltd.	75,410	5,502
*	Enlight Renewable Energy Ltd.	1,440,117	2,673
	Sapiens International Corp. NV	71,303	2,369
	REIT 1 Ltd.	488,186	2,248
	Gev-Yam Land Corp. Ltd.	252,858	2,014
	Maytronics Ltd.	115,126	1,998
*	Israel Corp. Ltd.	9,674	1,981
	Isracard Ltd.	503,504	1,900
*	Clal Insurance Enterprises Holdings Ltd.	127,219	1,877
	AudioCodes Ltd.	61,451	1,835
	Matrix IT Ltd.	85,040	1,832
	Formula Systems 1985 Ltd.	20,464	1,790
	Danel Adir Yeoshua Ltd.	11,910	1,776
	Hilan Ltd.	36,956	1,694
	Mega Or Holdings Ltd.	52,250	1,524
*	AFI Properties Ltd.	41,756	1,519
	Delek Automotive Systems Ltd.	136,688	1,354
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,410	1,347
	FIBI Holdings Ltd.	43,900	1,312
*	Partner Communications Co. Ltd.	270,521	1,296
*	Fattal Holdings 1998 Ltd.	13,359	1,295
	Kenon Holdings Ltd.	47,007	1,276
*	Big Shopping Centers Ltd.	11,886	1,269
	Sella Capital Real Estate Ltd.	518,400	1,102
*	Equital Ltd.	44,200	1,074
*	Allot Ltd.	82,390	1,044
*	Menora Mivtachim Holdings Ltd.	60,681	1,006
*	Migdal Insurance & Financial Holdings Ltd.	857,271	945
*	Cellcom Israel Ltd.	213,583	874
	Gilat Satellite Networks Ltd.	70,401	843
*	Oil Refineries Ltd.	4,046,746	806
	IDI Insurance Co. Ltd.	20,372	615
*	Delta Galil Industries Ltd.	24,201	566
*	Brack Capital Properties NV	6,411	557
*	Kamada Ltd.	81,400	536
*	Delek Group Ltd.	17,413	532
*	Naphtha Israel Petroleum Corp. Ltd.	89,565	402
*	Allot Ltd.	1,781	23
			54,606

		Shares	Market Value ($000)
Italy (1.9%)
	Interpump Group SPA	213,405	9,571
*	Banco BPM SPA	3,927,321	8,595
	Reply SPA	60,604	7,413
	Azimut Holding SPA	328,173	6,896
	De' Longhi SPA	172,418	6,188
*	Unipol Gruppo SPA	1,284,005	5,634
*	Freni Brembo SPA	387,757	5,271
*	BPER Banca	2,761,302	5,073
*	Banca Generali SPA	148,058	4,591
	ERG SPA	147,835	4,508
*	Cerved Group SPA	503,738	4,301
	Iren SPA	1,695,915	4,180
[1]	Saipem SPA	1,475,749	3,867
*	ASTM SPA	162,773	3,622
*	Brunello Cucinelli SPA	89,534	3,584
*,1	Salvatore Ferragamo SPA	178,208	3,466
*,2	GVS SPA	187,091	3,389
*,2	Technogym SPA	326,252	3,333
[2]	Anima Holding SPA	708,403	3,289
*	Banca Popolare di Sondrio SCPA	1,192,335	2,926
[2]	Enav SPA	669,980	2,839
	Falck Renewables SPA	302,492	2,330
	ACEA SPA	115,186	2,279
*,2	Banca Farmafactoring SPA	408,260	2,247
[2]	Carel Industries SPA	107,886	2,230
	Tamburi Investment Partners SPA	276,822	2,224
*,1	Mediaset SPA	819,303	2,120
*,2	doValue SPA	157,948	1,903
*	MARR SPA	87,152	1,813
*,1	Autogrill SPA	335,101	1,774
[2]	RAI Way SPA	258,035	1,592
	Piaggio & C SPA	440,033	1,560
*	Societa Cattolica di Assicurazioni SC	327,712	1,530
	Danieli & C Officine Meccaniche SPA Savings Shares	109,812	1,372
	Zignago Vetro SPA	84,385	1,371
*	CIR SPA-Compagnie Industriali	2,392,330	1,335
	Italmobiliare SPA	38,099	1,267
*,1	Juventus Football Club SPA	1,227,247	1,142
*	Credito Emiliano SPA	208,076	1,070
	Cementir Holding NV	126,446	1,039
*,1	Maire Tecnimont SPA	435,534	994
*,1	Saras SPA	1,464,213	961
	Datalogic SPA	52,135	906
[1]	Webuild SPA	604,958	897
*,1	Banca Monte dei Paschi di Siena SPA	700,306	875
*	Biesse SPA	36,341	855
*,1	Fincantieri SPA	1,336,216	836
*,1	Tod's SPA	26,540	831
	Immobiliare Grande Distribuzione SIIQ SPA	177,826	781
*	Banca IFIS SPA	70,878	718
	Danieli & C Officine Meccaniche SPA	28,820	569
*	Arnoldo Mondadori Editore SPA	317,453	522
	DeA Capital SPA	225,174	325
*	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	195
			144,999
Japan (14.2%)
	Iwatani Corp.	114,624	7,070

		Shares	Market Value ($000)
	BayCurrent Consulting Inc.	36,896	5,563
	Fuji Corp.	212,388	5,551
	Infomart Corp.	560,800	4,804
	Japan Steel Works Ltd.	171,800	4,773
	Nippon Gas Co. Ltd.	98,700	4,762
	Tokyo Seimitsu Co. Ltd.	102,634	4,745
	Fujitec Co. Ltd.	209,684	4,575
	Shinko Electric Industries Co. Ltd.	176,800	4,444
	Jafco Co. Ltd.	82,000	4,435
	ADEKA Corp.	264,155	4,419
	Japan Elevator Service Holdings Co. Ltd.	186,100	4,380
*	RENOVA Inc.	121,300	4,305
	Jeol Ltd.	102,200	4,185
	Takuma Co. Ltd.	195,400	4,123
	Daiwabo Holdings Co. Ltd.	48,276	4,069
	Menicon Co. Ltd.	67,100	4,038
	IR Japan Holdings Ltd.	23,400	3,909
	Katitas Co. Ltd.	130,000	3,884
	Daio Paper Corp.	215,054	3,884
*	Kawasaki Kisen Kaisha Ltd.	221,800	3,883
	Mirait Holdings Corp.	241,271	3,846
	cocokara fine Inc.	57,289	3,731
	Asahi Holdings Inc.	97,900	3,727
*	SHIFT Inc.	29,800	3,661
	NSD Co. Ltd.	190,268	3,642
	CKD Corp.	157,900	3,588
*,1	Yoshinoya Holdings Co. Ltd.	169,220	3,562
	Kadokawa Corp.	108,701	3,531
	Nitto Boseki Co. Ltd.	75,111	3,523
	Hazama Ando Corp.	501,379	3,477
	Wacom Co. Ltd.	388,636	3,471
	Toagosei Co. Ltd.	327,292	3,468
	Meitec Corp.	65,946	3,456
	Outsourcing Inc.	273,800	3,432
	Systena Corp.	181,400	3,417
*	Fujikura Ltd.	727,400	3,409
	Mizuho Leasing Co. Ltd.	108,601	3,378
	Nichias Corp.	147,769	3,375
	Topcon Corp.	277,400	3,352
*	Mitsui Fudosan Logistics Park Inc.	663	3,314
	Toei Co. Ltd.	17,964	3,269
	Daiseki Co. Ltd.	101,887	3,228
	Inaba Denki Sangyo Co. Ltd.	137,500	3,214
	Milbon Co. Ltd.	48,820	3,193
	Nishimatsu Construction Co. Ltd.	132,742	3,076
	Japan Hotel REIT Investment Corp.	6,103	3,074
	Kureha Corp.	49,102	3,041
	Heiwa Real Estate Co. Ltd.	88,742	3,037
	Internet Initiative Japan Inc.	147,112	3,015
	Sakata Seed Corp.	84,956	2,998
*	NTN Corp.	1,134,600	2,997
[1]	Fuji Kyuko Co. Ltd.	61,500	2,971
	Tadano Ltd.	303,700	2,963
	Fuji Soft Inc.	56,374	2,912
	Digital Garage Inc.	84,500	2,893
	Nippon Suisan Kaisha Ltd.	691,322	2,887
	Duskin Co. Ltd.	108,260	2,856
	TOKAI Holdings Corp.	306,600	2,854

		Shares	Market Value ($000)
	Nikkon Holdings Co. Ltd.	140,048	2,826
	Nippon Light Metal Holdings Co. Ltd.	155,896	2,815
*,1	Change Inc.	80,400	2,801
[1]	Colowide Co. Ltd.	152,800	2,787
[1]	Tri Chemical Laboratories Inc.	67,376	2,780
	Kanematsu Corp.	217,700	2,738
	DCM Holdings Co. Ltd.	269,988	2,728
	Trusco Nakayama Corp.	104,100	2,695
	Taiyo Holdings Co. Ltd.	44,900	2,673
	AEON REIT Investment Corp.	2,021	2,668
	Senko Group Holdings Co. Ltd.	285,200	2,650
	Toho Holdings Co. Ltd.	140,618	2,648
	Shoei Co. Ltd.	63,200	2,575
	Macnica Fuji Electronics Holdings Inc.	122,413	2,565
	TKC Corp.	38,849	2,556
	Japan Lifeline Co. Ltd.	177,000	2,554
	Hanwa Co. Ltd.	98,383	2,541
	JINS Holdings Inc.	38,900	2,528
	Hitachi Zosen Corp.	438,310	2,502
	Monex Group Inc.	483,387	2,496
	Valor Holdings Co. Ltd.	105,000	2,484
	Daihen Corp.	52,351	2,477
	Digital Arts Inc.	26,100	2,474
	Meidensha Corp.	106,487	2,474
	Iriso Electronics Co. Ltd.	54,100	2,465
	Comforia Residential REIT Inc.	856	2,435
	Prima Meat Packers Ltd.	77,788	2,429
	Frontier Real Estate Investment Corp.	588	2,412
	Nihon Parkerizing Co. Ltd.	248,261	2,410
	Takasago Thermal Engineering Co. Ltd.	159,589	2,410
*	Sanken Electric Co. Ltd.	58,429	2,407
	en-japan Inc.	83,400	2,389
	Mitsui High-Tec Inc.	60,800	2,383
	Nishi-Nippon Financial Holdings Inc.	394,700	2,373
	Daishi Hokuetsu Financial Group Inc.	113,600	2,371
	Daiwa Securities Living Investments Corp.	2,460	2,364
	Paramount Bed Holdings Co. Ltd.	53,700	2,352
	Okumura Corp.	93,052	2,319
	Oki Electric Industry Co. Ltd.	220,406	2,303
	Kintetsu World Express Inc.	93,800	2,300
	Anicom Holdings Inc.	210,600	2,284
	Kumagai Gumi Co. Ltd.	92,080	2,278
*	UT Group Co. Ltd.	74,000	2,269
[1]	Maruwa Unyu Kikan Co. Ltd.	106,204	2,263
	Hulic Reit Inc.	1,485	2,258
	Information Services International-Dentsu Ltd.	61,200	2,257
	Maruwa Co. Ltd.	21,500	2,250
	Nichiha Corp.	75,100	2,250
	Sangetsu Corp.	150,420	2,246
	Autobacs Seven Co. Ltd.	163,200	2,241
	DTS Corp.	105,042	2,238
	Nichicon Corp.	164,483	2,235
	EDION Corp.	227,475	2,229
	Tsubakimoto Chain Co.	85,964	2,211
	Ichibanya Co. Ltd.	45,168	2,208
	Makino Milling Machine Co. Ltd.	54,680	2,204
	Maruha Nichiro Corp.	97,500	2,194
	Nojima Corp.	85,000	2,171

		Shares	Market Value ($000)
[1]	Joyful Honda Co. Ltd.	163,048	2,161
	Earth Corp.	37,843	2,160
	Citizen Watch Co. Ltd.	709,500	2,157
	Invincible Investment Corp.	6,462	2,154
	Kiyo Bank Ltd.	165,510	2,135
	Kenedix Residential Next Investment Corp.	1,226	2,130
	Kumiai Chemical Industry Co. Ltd.	259,750	2,123
	Fujimi Inc.	51,647	2,115
	Japan Material Co. Ltd.	151,200	2,111
	KH Neochem Co. Ltd.	93,600	2,111
	Central Glass Co. Ltd.	102,813	2,102
	Starts Corp. Inc.	81,515	2,098
	JCU Corp.	56,300	2,097
	Premier Investment Corp.	1,649	2,078
	Takeuchi Manufacturing Co. Ltd.	90,600	2,063
	Tomy Co. Ltd.	239,617	2,061
	Arcs Co. Ltd.	93,100	2,061
	Hokkaido Electric Power Co. Inc.	482,000	2,045
	MCUBS MidCity Investment Corp.	2,141	2,015
	Nippn Corp.	127,829	2,012
	Tsugami Corp.	122,900	2,012
	Awa Bank Ltd.	96,600	2,010
*	Aiful Corp.	790,600	2,009
	Prestige International Inc.	227,400	2,003
	Taikisha Ltd.	74,888	1,997
	NIPPON REIT Investment Corp.	560	1,991
	Raito Kogyo Co. Ltd.	119,600	1,951
	Mitsubishi Logisnext Co. Ltd.	173,500	1,942
	Zojirushi Corp.	116,800	1,942
	Tocalo Co. Ltd.	142,100	1,936
	Komeri Co. Ltd.	72,800	1,933
	Ogaki Kyoritsu Bank Ltd.	101,874	1,927
	Nachi-Fujikoshi Corp.	48,051	1,924
	Create SD Holdings Co. Ltd.	59,118	1,918
	Japan Excellent Inc.	1,573	1,918
	BML Inc.	54,900	1,911
	Eizo Corp.	53,156	1,909
	Nagaileben Co. Ltd.	65,500	1,900
	Nippon Soda Co. Ltd.	66,225	1,897
	Rorze Corp.	25,600	1,893
	Okamura Corp.	214,847	1,886
*,1	Create Restaurants Holdings Inc.	244,240	1,883
	Atom Corp.	219,957	1,882
	Showa Sangyo Co. Ltd.	63,600	1,877
	MOS Food Services Inc.	63,158	1,875
	Kato Sangyo Co. Ltd.	56,600	1,868
	ZERIA Pharmaceutical Co. Ltd.	98,140	1,867
	eGuarantee Inc.	83,500	1,856
	San-A Co. Ltd.	47,544	1,845
	Totetsu Kogyo Co. Ltd.	71,800	1,843
	KYORIN Holdings Inc.	97,800	1,836
	Eiken Chemical Co. Ltd.	83,300	1,832
	Shibuya Corp.	55,000	1,814
	Giken Ltd.	38,500	1,813
	Solasto Corp.	119,200	1,805
	Hirata Corp.	22,811	1,804
	Kohnan Shoji Co. Ltd.	66,300	1,803
	Fujimori Kogyo Co. Ltd.	40,500	1,799

		Shares	Market Value ($000)
	Funai Soken Holdings Inc.	80,950	1,791
	Tokyu REIT Inc.	1,132	1,789
	San-In Godo Bank Ltd.	394,100	1,785
	Transcosmos Inc.	71,196	1,785
	Fuso Chemical Co. Ltd.	50,300	1,783
	Nisshin Oillio Group Ltd.	60,852	1,772
	Axial Retailing Inc.	37,430	1,767
	Tokai Tokyo Financial Holdings Inc.	596,300	1,764
	Seiren Co. Ltd.	115,000	1,742
*	Mitsubishi Estate Logistics REIT Investment Corp.	436	1,736
	Ai Holdings Corp.	91,800	1,733
	Takara Standard Co. Ltd.	123,299	1,724
	Toyo Ink SC Holdings Co. Ltd.	98,054	1,722
	Hogy Medical Co. Ltd.	56,322	1,719
	Sanki Engineering Co. Ltd.	144,667	1,719
	Toridoll Holdings Corp.	116,200	1,707
	Morita Holdings Corp.	105,866	1,697
	Saibu Gas Co. Ltd.	61,473	1,693
	Dexerials Corp.	129,200	1,692
	Nippon Densetsu Kogyo Co. Ltd.	90,603	1,690
	Kenedix Retail REIT Corp.	694	1,680
	Musashi Seimitsu Industry Co. Ltd.	118,630	1,679
	Life Corp.	53,200	1,675
	S Foods Inc.	49,700	1,653
	Tokyotokeiba Co. Ltd.	39,800	1,649
	Yamazen Corp.	175,900	1,648
	Nishimatsuya Chain Co. Ltd.	121,800	1,639
	H2O Retailing Corp.	227,700	1,636
[1]	Cybozu Inc.	65,200	1,634
*	M&A Capital Partners Co. Ltd.	33,300	1,634
	Mori Trust Sogo REIT Inc.	1,235	1,633
	Nissin Electric Co. Ltd.	124,000	1,631
	MCJ Co. Ltd.	170,100	1,630
	Invesco Office J-REIT Inc.	11,207	1,628
	Kameda Seika Co. Ltd.	35,100	1,626
	Grace Technology Inc.	28,303	1,626
	Sumitomo Warehouse Co. Ltd.	133,255	1,625
	Comture Corp.	58,600	1,624
	Strike Co. Ltd.	37,814	1,622
	Optex Group Co. Ltd.	87,700	1,619
*	Descente Ltd.	99,900	1,617
	Heiwado Co. Ltd.	78,200	1,617
	Juroku Bank Ltd.	91,100	1,605
	Kanamoto Co. Ltd.	74,700	1,598
	Yokowo Co. Ltd.	51,637	1,596
	United Super Markets Holdings Inc.	146,150	1,589
	Japan Wool Textile Co. Ltd.	174,389	1,587
	Ohsho Food Service Corp.	28,274	1,579
	Topre Corp.	114,000	1,579
	Kura Sushi Inc.	26,000	1,578
	Hyakugo Bank Ltd.	562,300	1,577
	Bell System24 Holdings Inc.	88,100	1,574
*,1	HIS Co. Ltd.	91,600	1,570
	Japan Petroleum Exploration Co. Ltd.	82,300	1,565
	Infocom Corp.	53,940	1,564
	Sumitomo Mitsui Construction Co. Ltd.	374,846	1,560
	Inabata & Co. Ltd.	111,000	1,558
	Max Co. Ltd.	106,800	1,555

		Shares	Market Value ($000)
*	Optim Corp.	51,838	1,555
	Yokogawa Bridge Holdings Corp.	83,600	1,554
	Tokyo Steel Manufacturing Co. Ltd.	219,200	1,546
	Token Corp.	19,886	1,545
	Mitsuuroko Group Holdings Co. Ltd.	118,700	1,535
	Okinawa Electric Power Co. Inc.	114,008	1,535
	Okasan Securities Group Inc.	421,500	1,517
	Nikkiso Co. Ltd.	157,461	1,513
*	euglena Co. Ltd.	184,300	1,508
	Shima Seiki Manufacturing Ltd.	76,300	1,504
	Relia Inc.	109,500	1,503
	North Pacific Bank Ltd.	741,800	1,502
	Aruhi Corp.	91,126	1,502
	Hokuetsu Corp.	352,521	1,500
	Nomura Co. Ltd.	206,700	1,499
	KOMEDA Holdings Co. Ltd.	82,700	1,493
	Keihanshin Building Co. Ltd.	94,100	1,491
	Mitsubishi Pencil Co. Ltd.	117,400	1,491
	Shibaura Machine Co. Ltd.	61,900	1,487
	Daiho Corp.	41,700	1,483
	San-Ai Oil Co. Ltd.	143,400	1,474
	Heiwa Real Estate REIT Inc.	1,119	1,463
	Nippon Seiki Co. Ltd.	119,132	1,460
	FCC Co. Ltd.	90,543	1,453
	Dip Corp.	52,700	1,446
	Arata Corp.	32,759	1,441
	Bank of Okinawa Ltd.	56,044	1,435
	Sanyo Denki Co. Ltd.	23,800	1,427
	eRex Co. Ltd.	86,100	1,427
	Osaka Organic Chemical Industry Ltd.	41,500	1,427
	Sanyo Chemical Industries Ltd.	28,454	1,426
	Sekisui Jushi Corp.	73,500	1,419
	Megachips Corp.	47,781	1,417
	Mandom Corp.	94,054	1,415
	Round One Corp.	162,200	1,413
	S-Pool Inc.	154,160	1,412
	Suruga Bank Ltd.	479,000	1,409
	Maeda Kosen Co. Ltd.	55,300	1,408
	Daibiru Corp.	123,443	1,405
	Aida Engineering Ltd.	148,306	1,404
	Yodogawa Steel Works Ltd.	72,133	1,403
	Nippon Signal Co. Ltd.	157,216	1,400
	Hokkoku Bank Ltd.	60,651	1,398
	Nitto Kogyo Corp.	71,588	1,397
	Fukuoka REIT Corp.	915	1,396
	Shizuoka Gas Co. Ltd.	153,400	1,391
*	Maxell Holdings Ltd.	105,900	1,391
	Hosiden Corp.	152,467	1,388
	Belluna Co. Ltd.	126,200	1,384
	V Technology Co. Ltd.	23,500	1,384
*,1	Ringer Hut Co. Ltd.	60,500	1,383
	Monogatari Corp.	12,470	1,381
	Hoshino Resorts REIT Inc.	282	1,380
[1]	Saizeriya Co. Ltd.	67,421	1,376
	Yuasa Trading Co. Ltd.	44,000	1,376
	Belc Co. Ltd.	24,300	1,375
	Raiznext Corp.	124,300	1,374
	Restar Holdings Corp.	68,600	1,369

		Shares	Market Value ($000)
	Nissha Co. Ltd.	105,960	1,365
	Okamoto Industries Inc.	36,900	1,362
	Adastria Co. Ltd.	74,200	1,359
	Gunze Ltd.	42,607	1,359
*	UACJ Corp.	76,185	1,345
	METAWATER Co. Ltd.	59,200	1,339
	Kisoji Co. Ltd.	58,260	1,334
	Riken Keiki Co. Ltd.	46,500	1,331
	Bunka Shutter Co. Ltd.	149,000	1,330
	Star Micronics Co. Ltd.	87,798	1,330
	Towa Pharmaceutical Co. Ltd.	66,382	1,329
	Joshin Denki Co. Ltd.	50,326	1,318
	Siix Corp.	89,800	1,317
	Ryosan Co. Ltd.	59,157	1,315
	Gree Inc.	237,800	1,308
*,1	Chiyoda Corp.	413,400	1,306
	Chudenko Corp.	64,300	1,306
	Nanto Bank Ltd.	81,500	1,303
	Micronics Japan Co. Ltd.	86,500	1,301
	Nippon Ceramic Co. Ltd.	50,000	1,296
	Nextage Co. Ltd.	91,900	1,296
	Nippon Steel Trading Corp.	37,749	1,295
	Tsubaki Nakashima Co. Ltd.	112,300	1,294
	Broadleaf Co. Ltd.	214,500	1,294
	Curves Holdings Co. Ltd.	161,208	1,288
*	Raksul Inc.	32,300	1,286
	Osaka Soda Co. Ltd.	53,000	1,284
	Trancom Co. Ltd.	16,400	1,282
	Maruzen Showa Unyu Co. Ltd.	39,700	1,274
	Pacific Industrial Co. Ltd.	121,100	1,270
	Sato Holdings Corp.	60,800	1,269
[1]	GMO GlobalSign Holdings KK	13,978	1,266
	Noritz Corp.	87,787	1,259
	Nohmi Bosai Ltd.	59,300	1,253
	SAMTY Co. Ltd.	81,100	1,252
	Yellow Hat Ltd.	77,900	1,251
	Global One Real Estate Investment Corp.	1,196	1,247
*	Plenus Co. Ltd.	64,900	1,240
	Jaccs Co. Ltd.	69,400	1,238
	Fukushima Galilei Co. Ltd.	29,600	1,229
	Shoei Foods Corp.	34,400	1,225
	Mitsui-Soko Holdings Co. Ltd.	57,252	1,224
	Hamakyorex Co. Ltd.	41,700	1,218
	Teikoku Sen-I Co. Ltd.	55,984	1,218
	Shinmaywa Industries Ltd.	140,168	1,216
	Keiyo Bank Ltd.	316,600	1,211
*	Royal Holdings Co. Ltd.	68,300	1,211
	Itochu Enex Co. Ltd.	125,400	1,205
*	KYB Corp.	53,700	1,205
	Elan Corp.	84,800	1,203
	Chugoku Marine Paints Ltd.	132,300	1,201
	Argo Graphics Inc.	39,900	1,199
	Aeon Delight Co. Ltd.	45,800	1,199
	Tsukishima Kikai Co. Ltd.	92,600	1,196
[1]	Insource Co. Ltd.	53,200	1,195
	Kanematsu Electronics Ltd.	32,200	1,193
	Idec Corp.	67,500	1,192
	Nichi-iko Pharmaceutical Co. Ltd.	122,302	1,187

		Shares	Market Value ($000)
	YA-MAN Ltd.	70,000	1,186
	Exedy Corp.	79,100	1,184
	Organo Corp.	17,800	1,183
	Kitz Corp.	205,448	1,180
	Hiday Hidaka Corp.	69,819	1,173
	Oiles Corp.	75,208	1,172
	Musashino Bank Ltd.	81,500	1,171
	Towa Corp.	63,565	1,171
	Japan Securities Finance Co. Ltd.	235,141	1,168
	Koa Corp.	76,100	1,158
	DyDo Group Holdings Inc.	22,944	1,156
	Aomori Bank Ltd.	51,361	1,151
	Sakata INX Corp.	113,300	1,145
	Enplas Corp.	25,953	1,144
	Fujicco Co. Ltd.	58,605	1,144
	ValueCommerce Co. Ltd.	41,000	1,144
	Obara Group Inc.	29,540	1,137
	Kaga Electronics Co. Ltd.	48,700	1,137
	Nissei ASB Machine Co. Ltd.	20,600	1,132
	T Hasegawa Co. Ltd.	58,400	1,130
	Fujibo Holdings Inc.	29,300	1,125
*	Nippon Sheet Glass Co. Ltd.	252,200	1,125
	Wakita & Co. Ltd.	118,600	1,125
	Toppan Forms Co. Ltd.	109,000	1,124
	Hokuto Corp.	54,424	1,123
	Tamura Corp.	209,200	1,123
	Fukui Bank Ltd.	61,355	1,101
	Noritsu Koki Co. Ltd.	54,600	1,100
	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,000	1,099
	Bank of Nagoya Ltd.	44,212	1,098
	Sakai Moving Service Co. Ltd.	23,600	1,097
[1]	COLOPL Inc.	125,400	1,096
	Daikyonishikawa Corp.	147,700	1,094
	Daito Pharmaceutical Co. Ltd.	30,900	1,093
	GLOBERIDE Inc.	27,300	1,092
	TechMatrix Corp.	60,000	1,092
	Nippon Carbon Co. Ltd.	28,100	1,090
	RS Technologies Co. Ltd.	18,400	1,090
	Ichigo Office REIT Investment Corp.	1,418	1,086
	Ricoh Leasing Co. Ltd.	36,506	1,075
	YAMABIKO Corp.	87,700	1,074
	Nippon Road Co. Ltd.	15,500	1,073
	TOMONY Holdings Inc.	372,600	1,073
*	United Arrows Ltd.	70,767	1,067
[1]	Taiko Pharmaceutical Co. Ltd.	70,037	1,063
	Doshisha Co. Ltd.	59,300	1,062
	Miroku Jyoho Service Co. Ltd.	51,200	1,059
	T-Gaia Corp.	56,500	1,055
	Torii Pharmaceutical Co. Ltd.	34,100	1,052
	Doutor Nichires Holdings Co. Ltd.	70,737	1,052
	Inageya Co. Ltd.	64,000	1,045
	Nitta Corp.	49,600	1,044
	Noritake Co. Ltd.	33,600	1,043
	Konishi Co. Ltd.	68,900	1,042
	SBS Holdings Inc.	45,300	1,040
	ARTERIA Networks Corp.	69,200	1,034
	Medical Data Vision Co. Ltd.	41,400	1,033
	Avex Inc.	84,100	1,027

		Shares	Market Value ($000)
	Dai-Dan Co. Ltd.	37,800	1,026
	Seikagaku Corp.	104,564	1,024
	Chofu Seisakusho Co. Ltd.	52,700	1,022
	Furukawa Co. Ltd.	88,298	1,022
	KFC Holdings Japan Ltd.	38,100	1,020
	Zenrin Co. Ltd.	86,150	1,013
	Kanto Denka Kogyo Co. Ltd.	125,800	1,006
	Fuji Co. Ltd.	53,400	1,004
	Shikoku Chemicals Corp.	87,600	1,001
	Mimasu Semiconductor Industry Co. Ltd.	39,000	996
	Senshu Ikeda Holdings Inc.	700,600	996
	Hankyu Hanshin REIT Inc.	818	996
	Mizuno Corp.	49,956	994
	TPR Co. Ltd.	74,129	993
	Tsurumi Manufacturing Co. Ltd.	56,300	989
	ESPEC Corp.	51,908	984
	Daiichi Jitsugyo Co. Ltd.	24,900	983
	Modec Inc.	52,588	982
	Tokushu Tokai Paper Co. Ltd.	22,400	982
	Hosokawa Micron Corp.	16,600	981
	Yondoshi Holdings Inc.	53,700	981
	Takasago International Corp.	39,600	979
	Arcland Sakamoto Co. Ltd.	69,300	978
	Zuken Inc.	37,500	975
	Taihei Dengyo Kaisha Ltd.	41,500	974
	Intage Holdings Inc.	86,600	970
[1]	Ryoyo Electro Corp.	34,642	970
	Sumitomo Seika Chemicals Co. Ltd.	23,600	969
	Nippon Koei Co. Ltd.	37,500	966
	Sinfonia Technology Co. Ltd.	70,200	962
	Toyo Construction Co. Ltd.	195,600	962
	Yokohama Reito Co. Ltd.	113,600	959
	Marudai Food Co. Ltd.	59,118	958
	Ichikoh Industries Ltd.	148,566	957
	Seiko Holdings Corp.	71,158	956
	VT Holdings Co. Ltd.	234,900	950
	Sumitomo Densetsu Co. Ltd.	38,500	949
	Hyakujushi Bank Ltd.	66,600	948
	Anest Iwata Corp.	88,700	947
	Japan Pulp & Paper Co. Ltd.	28,000	947
	Piolax Inc.	64,700	942
	Meisei Industrial Co. Ltd.	126,000	941
*,1	Leopalace21 Corp.	630,300	935
	Nippon Kanzai Co. Ltd.	48,100	934
	Yamashin-Filter Corp.	98,613	932
	Sinko Industries Ltd.	53,441	931
*	W-Scope Corp.	96,200	931
	TOC Co. Ltd.	134,946	929
	Media Do Co. Ltd.	15,721	928
	Tokai Corp.	48,200	923
*	Aichi Steel Corp.	31,602	922
	Chubu Shiryo Co. Ltd.	68,600	920
*	Kappa Create Co. Ltd.	64,088	917
[1]	Hioki EE Corp.	23,300	913
	Tonami Holdings Co. Ltd.	17,600	910
	Shin-Etsu Polymer Co. Ltd.	97,700	909
*	Key Coffee Inc.	44,393	907
	Toho Bank Ltd.	465,464	906

		Shares	Market Value ($000)
	Uchida Yoko Co. Ltd.	22,600	905
	EM Systems Co. Ltd.	97,700	901
	Sintokogio Ltd.	131,200	900
	Kitanotatsujin Corp.	164,400	898
	Nishio Rent All Co. Ltd.	43,000	896
	Toa Corp.	45,800	896
	SWCC Showa Holdings Co. Ltd.	57,600	894
	Sodick Co. Ltd.	99,978	894
	Kurabo Industries Ltd.	51,900	893
	Gakken Holdings Co. Ltd.	54,400	891
	Computer Engineering & Consulting Ltd.	65,970	885
*	Unipres Corp.	96,380	884
	Pasona Group Inc.	49,100	882
	Mitsuboshi Belting Ltd.	55,900	881
	Ehime Bank Ltd.	95,500	880
	Cawachi Ltd.	31,400	877
	Sanyo Electric Railway Co. Ltd.	45,484	875
	Sanshin Electronics Co. Ltd.	49,400	871
	Poletowin Pitcrew Holdings Inc.	78,500	871
	J-Oil Mills Inc.	24,600	868
	Star Asia Investment Corp.	1,888	867
	Okuwa Co. Ltd.	71,500	865
	Iino Kaiun Kaisha Ltd.	224,336	864
[1]	Pressance Corp.	61,148	861
	Alpen Co. Ltd.	40,000	859
	Starzen Co. Ltd.	21,100	850
	FULLCAST Holdings Co. Ltd.	53,046	848
	CRE Logistics REIT Inc.	579	848
	Union Tool Co.	25,900	846
	Hibiya Engineering Ltd.	47,800	845
	Komatsu Matere Co. Ltd.	90,800	845
*	Matsuya Co. Ltd.	104,100	845
	Nittetsu Mining Co. Ltd.	16,000	844
	Tokyu Construction Co. Ltd.	168,900	844
	Alconix Corp.	55,814	844
*	Sanyo Special Steel Co. Ltd.	60,370	843
	PAL GROUP Holdings Co. Ltd.	58,500	842
	Canon Electronics Inc.	49,794	836
	Miyazaki Bank Ltd.	40,793	833
	LEC Inc.	64,548	827
	Geo Holdings Corp.	70,400	826
	Futaba Corp.	90,532	826
	IDOM Inc.	141,300	825
	Riso Kagaku Corp.	62,184	822
	Okabe Co. Ltd.	109,835	812
	Future Corp.	48,200	809
	Genky DrugStores Co. Ltd.	22,300	808
	Nippon Thompson Co. Ltd.	176,400	807
	ASKA Pharmaceutical Co. Ltd.	55,900	807
	Bank of the Ryukyus Ltd.	115,267	806
	Marvelous Inc.	88,000	806
	Ines Corp.	59,200	805
	SOSiLA Logistics REIT Inc.	653	805
*	Nippon Chemi-Con Corp.	43,581	803
	Hodogaya Chemical Co. Ltd.	15,300	802
	Nichireki Co. Ltd.	57,100	800
	Stella Chemifa Corp.	24,200	799
	DKK Co. Ltd.	30,880	798

		Shares	Market Value ($000)
*	Vector Inc.	65,100	797
	Pacific Metals Co. Ltd.	38,608	796
	Takamatsu Construction Group Co. Ltd.	40,600	794
	Oita Bank Ltd.	41,307	794
	Valqua Ltd.	40,400	791
	Fujio Food Group Inc.	66,000	789
*	Litalico Inc.	22,700	789
	Tenma Corp.	38,700	788
	Marusan Securities Co. Ltd.	159,455	787
	Denyo Co. Ltd.	40,000	784
	G-Tekt Corp.	55,900	783
*	Ryobi Ltd.	68,387	783
	Sakai Chemical Industry Co. Ltd.	40,109	781
*	Mitsui E&S Holdings Co. Ltd.	202,100	779
	Yurtec Corp.	99,400	779
	Foster Electric Co. Ltd.	51,985	771
	Futaba Industrial Co. Ltd.	160,400	770
	Komori Corp.	118,300	770
	Eagle Industry Co. Ltd.	73,500	767
	Nippon Denko Co. Ltd.	297,590	767
	DKS Co. Ltd.	21,300	766
	Tachibana Eletech Co. Ltd.	50,534	765
	Kyokuyo Co. Ltd.	26,400	764
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	763
	Bank of Iwate Ltd.	41,324	762
	Kintetsu Department Store Co. Ltd.	24,500	761
	Yamagata Bank Ltd.	79,185	761
	Goldcrest Co. Ltd.	43,980	757
	San ju San Financial Group Inc.	63,352	757
	Tokyo Kiraboshi Financial Group Inc.	71,966	755
*,1	Itochu Advance Logistics Investment Corp.	609	755
*	Tachi-S Co. Ltd.	73,900	754
	EPS Holdings Inc.	77,400	753
	Hoosiers Holdings	118,700	751
	Keiyo Co. Ltd.	106,300	749
[1]	Rock Field Co. Ltd.	50,968	749
	Kyoei Steel Ltd.	58,112	748
	Pack Corp.	30,700	747
	Arcland Service Holdings Co. Ltd.	37,800	745
*,1	Japan Display Inc.	1,664,500	745
	Financial Products Group Co. Ltd.	156,200	743
	Konoike Transport Co. Ltd.	75,600	742
	Matsuyafoods Holdings Co. Ltd.	22,100	740
*	Toho Zinc Co. Ltd.	35,678	740
	Katakura Industries Co. Ltd.	57,900	739
	Shin Nippon Air Technologies Co. Ltd.	36,200	730
	SB Technology Corp.	24,800	729
	Maxvalu Tokai Co. Ltd.	28,400	729
*	Aoyama Trading Co. Ltd.	124,100	726
	JVCKenwood Corp.	436,740	726
	Bando Chemical Industries Ltd.	115,900	725
	Itochu-Shokuhin Co. Ltd.	14,400	725
	Toho Titanium Co. Ltd.	88,600	724
	Sparx Group Co. Ltd.	254,600	723
	Enigmo Inc.	61,600	722
	Nichiden Corp.	35,000	720
	Taki Chemical Co. Ltd.	12,300	719
	Mirai Corp.	1,837	718

		Shares	Market Value ($000)
	Riso Kyoiku Co. Ltd.	235,600	717
	Mitsui Sugar Co. Ltd.	40,400	717
	Toyo Tanso Co. Ltd.	38,910	717
	Furuno Electric Co. Ltd.	65,700	714
	Digital Holdings Inc.	40,945	711
	Mie Kotsu Group Holdings Inc.	156,900	711
	Tosei Corp.	71,500	707
*	KLab Inc.	81,060	706
	Press Kogyo Co. Ltd.	240,100	704
	Kyodo Printing Co. Ltd.	20,600	703
	Daiwa Industries Ltd.	71,000	702
	Daiken Corp.	41,200	701
	Ebase Co. Ltd.	68,800	700
	Daikokutenbussan Co. Ltd.	13,100	698
	Takara Leben Co. Ltd.	231,000	696
	JM Holdings Co. Ltd.	35,700	696
[1]	Halows Co. Ltd.	22,300	693
	Sinanen Holdings Co. Ltd.	24,700	692
	Weathernews Inc.	15,000	690
	Kamei Corp.	60,500	690
	Vital KSK Holdings Inc.	90,700	690
	JAC Recruitment Co. Ltd.	38,700	688
	OSJB Holdings Corp.	275,894	687
	Macromill Inc.	95,400	687
	Mitsubishi Research Institute Inc.	17,000	684
	Onward Holdings Co. Ltd.	290,856	680
	I'll Inc.	48,200	680
	YAKUODO Holdings Co. Ltd.	28,300	679
	Fukuda Corp.	13,900	677
	Nagatanien Holdings Co. Ltd.	30,400	677
	Oyo Corp.	55,900	676
	Tsukui Holdings Corp.	125,900	676
	Qol Holdings Co. Ltd.	61,699	676
	Toenec Corp.	19,200	674
	Tama Home Co. Ltd.	36,700	673
	Japan Medical Dynamic Marketing Inc.	32,118	671
	Ishihara Sangyo Kaisha Ltd.	95,300	670
	Tamron Co. Ltd.	34,300	668
	Toyo Corp.	61,817	668
	One REIT Inc.	256	667
	CI Takiron Corp.	106,200	660
	Icom Inc.	25,200	658
*	Kanagawa Chuo Kotsu Co. Ltd.	17,700	653
	Tayca Corp.	46,232	653
	Feed One Co. Ltd.	77,820	650
	Fukui Computer Holdings Inc.	17,900	647
	Akatsuki Inc.	14,200	645
	Kenko Mayonnaise Co. Ltd.	36,400	643
	Nippon Yakin Kogyo Co. Ltd.	38,679	642
	Japan Transcity Corp.	128,192	641
	LIFULL Co. Ltd.	165,500	640
[1]	Sourcenext Corp.	232,000	639
	Shinko Shoji Co. Ltd.	87,100	637
	Advan Co. Ltd.	60,400	632
	Amuse Inc.	26,700	632
	Cosel Co. Ltd.	58,400	631
	Sun Frontier Fudousan Co. Ltd.	75,000	631
	Aichi Bank Ltd.	23,504	626

		Shares	Market Value ($000)
	Fujiya Co. Ltd.	28,900	625
	Osaki Electric Co. Ltd.	112,600	622
	Shikoku Bank Ltd.	97,840	620
	Shinwa Co. Ltd.	30,900	618
	Yamanashi Chuo Bank Ltd.	81,562	618
	Link And Motivation Inc.	113,400	618
	Asahi Diamond Industrial Co. Ltd.	141,722	617
	Tanseisha Co. Ltd.	88,300	617
	Tekken Corp.	34,800	616
	CTS Co. Ltd.	69,742	615
	Alpha Systems Inc.	18,200	614
	Aichi Corp.	69,900	608
*	Yorozu Corp.	51,476	606
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	605
	Optorun Co. Ltd.	25,600	604
	Melco Holdings Inc.	16,600	594
	Rheon Automatic Machinery Co. Ltd.	53,615	591
	Central Security Patrols Co. Ltd.	18,595	590
*	Sagami Holdings Corp.	52,496	590
	Happinet Corp.	39,600	587
*	Topy Industries Ltd.	48,379	586
	BeNEXT Group Inc.	49,692	586
	CONEXIO Corp.	44,800	585
	Akita Bank Ltd.	44,500	581
	ST Corp.	30,300	580
	Tosho Co. Ltd.	39,300	579
	Towa Bank Ltd.	91,400	578
[1]	Yonex Co. Ltd.	101,100	578
	Rokko Butter Co. Ltd.	33,000	577
	Riken Technos Corp.	132,700	575
	Daido Metal Co. Ltd.	119,200	571
	Dai Nippon Toryo Co. Ltd.	64,600	571
	Chiyoda Co. Ltd.	64,200	569
	Chukyo Bank Ltd.	32,600	566
	Matsuda Sangyo Co. Ltd.	33,000	566
*	Vision Inc.	66,365	566
	Proto Corp.	57,600	566
*	Unitika Ltd.	154,800	565
	Moriroku Holdings Co. Ltd.	29,100	563
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	562
	Shinnihon Corp.	69,800	558
	Nissin Sugar Co. Ltd.	31,325	557
*,1	Open Door Inc.	33,300	557
	Sumitomo Riko Co. Ltd.	99,100	554
*	Sankyo Tateyama Inc.	72,000	552
	Yahagi Construction Co. Ltd.	67,700	552
	ES-Con Japan Ltd.	78,500	549
	Ryoden Corp.	35,500	547
	JDC Corp.	103,300	547
	Nichiban Co. Ltd.	34,300	546
	Riken Vitamin Co. Ltd.	41,700	545
	ZIGExN Co. Ltd.	150,100	545
*	Shindengen Electric Manufacturing Co. Ltd.	21,200	544
	World Co. Ltd.	46,800	544
	Kanaden Corp.	46,900	543
	Nippon Parking Development Co. Ltd.	403,300	543
	Tokyo Electron Device Ltd.	16,500	540
	MTI Ltd.	70,000	538

		Shares	Market Value ($000)
	WDB Holdings Co. Ltd.	21,512	536
*,1	Atrae Inc.	20,708	535
	G-7 Holdings Inc.	23,000	534
	Teikoku Electric Manufacturing Co. Ltd.	46,000	533
	Fudo Tetra Corp.	32,820	532
	Koatsu Gas Kogyo Co. Ltd.	73,900	531
*,1	BrainPad Inc.	13,719	531
	Kansai Super Market Ltd.	49,100	529
	Iseki & Co. Ltd.	40,887	528
	Starts Proceed Investment Corp.	276	527
	Fixstars Corp.	58,700	523
*	Istyle Inc.	132,500	522
	AOKI Holdings Inc.	102,004	521
*	Sumida Corp.	56,109	519
	Shibusawa Warehouse Co. Ltd.	25,309	518
	Asahi Co. Ltd.	33,500	518
*,1	FDK Corp.	36,714	516
	BRONCO BILLY Co. Ltd.	24,200	516
[1]	J Trust Co. Ltd.	210,800	515
	Aiphone Co. Ltd.	31,600	512
	Krosaki Harima Corp.	11,000	511
	France Bed Holdings Co. Ltd.	57,600	510
	Fuji Pharma Co. Ltd.	43,800	509
	K&O Energy Group Inc.	37,200	508
	Arakawa Chemical Industries Ltd.	44,600	506
*	Roland DG Corp.	30,700	505
[1]	Sanoh Industrial Co. Ltd.	60,600	505
	Yushin Precision Equipment Co. Ltd.	55,200	505
	Kyosan Electric Manufacturing Co. Ltd.	129,100	503
	Nihon Chouzai Co. Ltd.	34,900	500
	Nihon Trim Co. Ltd.	11,900	499
	Xebio Holdings Co. Ltd.	59,708	499
	Chiyoda Integre Co. Ltd.	30,000	497
	JSP Corp.	30,700	497
	Studio Alice Co. Ltd.	25,700	496
	Fuso Pharmaceutical Industries Ltd.	19,700	495
	Achilles Corp.	36,300	495
	CMK Corp.	126,600	494
	Maezawa Kyuso Industries Co. Ltd.	23,500	493
	FIDEA Holdings Co. Ltd.	479,200	491
	Koshidaka Holdings Co. Ltd.	122,308	489
	Torishima Pump Manufacturing Co. Ltd.	58,500	488
	Onoken Co. Ltd.	42,100	487
	Juki Corp.	80,518	487
	Tokyo Energy & Systems Inc.	54,100	487
	Toyo Kanetsu KK	21,200	487
	Kurimoto Ltd.	30,800	486
	Hito Communications Holdings Inc.	27,766	485
	Hochiki Corp.	40,100	483
	ASAHI YUKIZAI Corp.	33,211	482
	Sanei Architecture Planning Co. Ltd.	28,800	482
	Kawada Technologies Inc.	12,000	482
	Toa Corp. (XTKS)	58,900	478
	Nihon Nohyaku Co. Ltd.	102,400	467
	St. Marc Holdings Co. Ltd.	33,600	466
	Riken Corp.	23,600	465
*	TSI Holdings Co. Ltd.	193,600	465
	Ichiyoshi Securities Co. Ltd.	96,700	464

		Shares	Market Value ($000)
	Hokkaido Gas Co. Ltd.	30,800	460
	I-PEX Inc.	22,900	460
	SRA Holdings	19,100	459
	Shimizu Bank Ltd.	28,600	457
	Nitto Kohki Co. Ltd.	28,100	456
	Tomoku Co. Ltd.	26,300	456
	Godo Steel Ltd.	24,700	454
	WATAMI Co. Ltd.	49,000	454
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	452
	World Holdings Co. Ltd.	24,900	451
	Ministop Co. Ltd.	33,100	449
	Takara Leben Real Estate Investment Corp.	470	449
	PC Depot Corp.	84,840	446
*,1	RPA Holdings Inc.	72,830	446
	GCA Corp.	68,000	443
*	Toho Co. Ltd.	24,500	442
	Kyokuto Securities Co. Ltd.	61,100	441
*	Nippon Sharyo Ltd.	18,500	436
	FAN Communications Inc.	111,900	435
[1]	PIA Corp.	15,900	434
	SMK Corp.	15,200	434
	Aisan Industry Co. Ltd.	88,700	428
*	Kourakuen Holdings Corp.	26,400	428
	Tochigi Bank Ltd.	261,512	425
	Taisei Lamick Co. Ltd.	15,600	424
[1]	Kamakura Shinsho Ltd.	51,200	422
	Hisaka Works Ltd.	54,100	419
	JP-Holdings Inc.	155,400	419
	Nihon Tokushu Toryo Co. Ltd.	42,200	419
	Chori Co. Ltd.	28,700	418
	Zuiko Corp.	41,300	418
	Neturen Co. Ltd.	90,200	415
	Bank of Saga Ltd.	33,500	414
	Michinoku Bank Ltd.	42,800	413
	Sankyo Seiko Co. Ltd.	93,397	413
*	Toa Oil Co. Ltd.	15,400	413
	Ohara Inc.	24,388	411
	Elematec Corp.	43,300	410
	Wowow Inc.	15,000	407
	Mori Trust Hotel REIT Inc.	359	403
	Takaoka Toko Co. Ltd.	27,400	397
	Pronexus Inc.	39,035	394
	Honeys Holdings Co. Ltd.	41,790	390
*,1	OSAKA Titanium Technologies Co. Ltd.	50,800	389
*	Mitsuba Corp.	96,124	387
	Shimojima Co. Ltd.	29,900	387
	Airtrip Corp.	28,618	383
	Kojima Co. Ltd.	63,300	375
	Kanamic Network Co. Ltd.	56,600	374
*	Samty Residential Investment Corp.	359	373
	Aeon Fantasy Co. Ltd.	18,100	371
	NEC Capital Solutions Ltd.	20,400	371
	Hakuto Co. Ltd.	31,500	369
*	Heroz Inc.	14,100	369
	Okura Industrial Co. Ltd.	20,700	367
	Hokkan Holdings Ltd.	26,800	366
*	COOKPAD Inc.	123,500	366
	Kita-Nippon Bank Ltd.	20,600	365

		Shares	Market Value ($000)
	Nippon Coke & Engineering Co. Ltd.	398,600	365
	Mars Group Holdings Corp.	25,000	364
	Tv Tokyo Holdings Corp.	16,000	364
	Nissin Corp.	30,400	362
	NS United Kaiun Kaisha Ltd.	26,600	360
	Nisso Corp.	47,000	360
	CAC Holdings Corp.	27,600	358
[1]	Tokyo Individualized Educational Institute Inc.	55,312	357
	Shin Nippon Biomedical Laboratories Ltd.	53,000	357
*	Osaka Steel Co. Ltd.	31,000	356
	Sekisui Kasei Co. Ltd.	69,300	353
	Jimoto Holdings Inc.	45,938	352
	Itoki Corp.	112,500	349
	Japan Best Rescue System Co. Ltd.	41,965	340
	Tsukuba Bank Ltd.	200,800	338
	CMIC Holdings Co. Ltd.	23,900	336
*	Gurunavi Inc.	66,500	336
	Artnature Inc.	54,800	336
	Seika Corp.	25,800	332
	Central Sports Co. Ltd.	15,675	323
	Tsutsumi Jewelry Co. Ltd.	18,200	318
	Gun-Ei Chemical Industry Co. Ltd.	12,900	315
	Corona Corp. Class A	34,900	309
	Maezawa Kasei Industries Co. Ltd.	33,800	307
	Yushiro Chemical Industry Co. Ltd.	29,100	305
*,1	Akebono Brake Industry Co. Ltd.	206,583	302
	Kitano Construction Corp.	13,000	301
	Inaba Seisakusho Co. Ltd.	22,200	300
	Chuo Spring Co. Ltd.	10,900	299
	Takamiya Co. Ltd.	56,000	295
	Fujikura Kasei Co. Ltd.	62,300	294
	Toli Corp.	125,501	290
*,1	Chuetsu Pulp & Paper Co. Ltd.	25,200	289
*	Fujita Kanko Inc.	20,300	287
	Takihyo Co. Ltd.	15,800	284
	Tokyo Rakutenchi Co. Ltd.	6,900	284
	Airtech Japan Ltd.	20,800	284
*	Kitagawa Corp.	21,800	279
	Taiho Kogyo Co. Ltd.	40,600	276
	Ateam Inc.	24,700	275
*	Gunosy Inc.	37,700	273
*,1	KNT-CT Holdings Co. Ltd.	30,900	272
*	Kasai Kogyo Co. Ltd.	72,500	270
	Kato Works Co. Ltd.	29,641	270
	Gecoss Corp.	29,900	269
	Sac's Bar Holdings Inc.	50,650	269
	Meiko Network Japan Co. Ltd.	46,863	266
*,1	Daisyo Corp.	25,700	243
*	Japan Cash Machine Co. Ltd.	48,000	234
*	CHIMNEY Co. Ltd.	20,000	234
	Mitsubishi Paper Mills Ltd.	71,400	230
	Airport Facilities Co. Ltd.	48,700	224
*	Tokyo Base Co. Ltd.	46,700	211
	Linical Co. Ltd.	28,300	203
	Cleanup Corp.	43,800	192
	Paris Miki Holdings Inc.	61,500	178
*	Funai Electric Co. Ltd.	41,700	171
*	Jamco Corp.	27,000	170

		Shares	Market Value ($000)
*,1	Right On Co. Ltd.	28,800	169
	Daikoku Denki Co. Ltd.	19,700	164
*	Tateru Inc.	97,800	160
	Nakayama Steel Works Ltd.	41,900	145
*,1	Yomiuri Land Co. Ltd.	2,200	127
*,1	Laox Co. Ltd.	69,500	119
*,1	Kenedix Inc.	15,600	111
*	Tokyo Dome Corp.	7,000	87
*,1	Shimachu Co. Ltd.	1,000	52
			1,087,015
Kuwait (0.1%)
*	Warba Bank KSCP	2,426,714	1,977
	National Industries Group Holding SAK	2,792,863	1,754
	Kuwait International Bank KSCP	1,527,608	1,059
	Kuwait Projects Co. Holding KSCP	1,735,202	954
*	Alimtiaz Investment Group KSC	1,872,234	703
	Integrated Holding Co. KCSC	392,487	474
			6,921
Malaysia (0.9%)
*	Supermax Corporation Bhd.	4,378,513	7,336
	Inari Amertron Bhd.	5,873,900	4,908
	Kossan Rubber Industries	3,449,200	3,788
	Bursa Malaysia Bhd.	1,393,054	3,218
	Frontken Corp. Bhd.	2,505,500	2,869
	TIME dotCom Bhd.	833,500	2,862
	My EG Services Bhd.	5,673,500	2,681
	Pentamaster Corp. Bhd.	1,631,850	2,549
	Genting Plantations Bhd.	1,061,173	2,542
	VS Industry Bhd.	3,498,075	2,355
*	Carlsberg Brewery Malaysia Bhd.	394,200	2,116
	IGB REIT	4,649,100	1,954
	Sunway REIT	4,583,900	1,608
	Scientex Bhd.	1,616,800	1,594
*	Sunway Bhd.	4,237,188	1,570
	Yinson Holdings Bhd.	1,218,400	1,563
	ViTrox Corp. Bhd.	360,900	1,480
	Malakoff Corp. Bhd.	6,631,900	1,464
	Axis REIT	3,009,200	1,463
	KPJ Healthcare Bhd.	6,263,200	1,423
	Mega First Corp. Bhd.	785,000	1,385
	Serba Dinamik Holdings Bhd.	3,105,316	1,228
	Magnum Bhd.	2,115,492	1,102
	Berjaya Sports Toto Bhd.	2,172,057	1,090
	DRB-Hicom Bhd.	2,292,227	1,001
[2]	Lotte Chemical Titan Holding Bhd.	1,495,605	872
	Malaysia Building Society Bhd.	5,657,600	831
*	SP Setia Bhd. Group	3,475,300	784
	Pavilion REIT	2,174,000	741
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	731
*	Bumi Armada Bhd.	8,982,200	714
	AEON Credit Service M Bhd.	261,200	697
	Cahya Mata Sarawak Bhd.	1,429,200	668
*	Sapura Energy Bhd.	23,376,000	657
*	Padini Holdings Bhd.	954,100	619
	BerMaz Auto Bhd.	1,701,440	570
	Leong Hup International Bhd.	3,434,200	567
	Malaysian Resources Corp. Bhd.	5,703,538	540

		Shares	Market Value ($000)
	Sunway Construction Group Bhd.	1,281,540	487
*	UEM Sunrise Bhd.	4,211,200	388
*	Berjaya Corp. Bhd.	8,502,263	378
*	Velesto Energy Bhd.	10,046,880	296
*	WCT Holdings Bhd.	2,307,972	261
*	Pos Malaysia Bhd.	978,900	238
	Muhibbah Engineering M Bhd.	943,700	192
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	41
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	34
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	28
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	10
*	BIMB Holdings Bhd. Warrants Exp. 12/4/23	154,640	9
			68,502
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	2,144,663	3,020
	Bolsa Mexicana de Valores SAB de CV	1,280,566	2,874
	Corp. Inmobiliaria Vesta SAB de CV	1,521,242	2,868
	Grupo Cementos de Chihuahua SAB de CV	437,400	2,783
	La Comer SAB de CV	1,273,995	2,651
*	Regional SAB de CV	626,900	2,564
	Prologis Property Mexico SA de CV	1,256,824	2,508
[2]	Macquarie Mexico Real Estate Management SA de CV	1,967,702	2,443
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,083,308	2,348
*,2	Banco del Bajio SA	1,862,500	2,250
*	Genomma Lab Internacional SAB de CV Class B	2,014,952	2,063
	Grupo Comercial Chedraui SA de CV	1,226,000	1,669
*	Alsea SAB de CV	1,388,500	1,565
	Grupo Herdez SAB de CV	562,683	1,249
*	Gentera SAB de CV	2,774,525	1,085
*	Axtel SAB de CV	3,495,008	970
*	Unifin Financiera SAB de CV	510,491	640
*,2	Nemak SAB de CV	2,032,740	563
*	Grupo Rotoplas SAB de CV	468,168	503
*	Credito Real SAB de CV SOFOM ER	733,813	378
			36,994
Netherlands (1.2%)
	BE Semiconductor Industries NV	186,766	12,841
	Corbion NV	158,672	9,266
	SBM Offshore NV	414,783	7,120
*	Arcadis NV	193,639	6,789
*	Boskalis Westminster	217,978	6,124
*	OCI NV	258,052	5,354
	TKH Group NV GDR	112,534	5,315
	APERAM SA	122,542	5,304
*	PostNL NV	1,270,839	5,239
*,2	Basic-Fit NV	110,038	3,769
*,2	Intertrust NV	238,188	3,662
[2]	Flow Traders	73,405	2,813
*	Eurocommercial Properties NV GDR	130,756	2,523
	AMG Advanced Metallurgical Group NV	75,447	2,389
*,1	Fugro NV GDR	217,904	2,282
*	TomTom NV	179,206	2,085
	NSI NV	49,380	2,036
*	Accell Group NV	56,867	2,014
*	Sligro Food Group NV	90,585	2,013
*,1	Wereldhave NV	107,483	1,579
*	Vastned Retail NV	47,284	1,340

		Shares	Market Value ($000)
*	Koninklijke BAM Groep NV	668,670	1,318
*,2	B&S Group Sarl	66,550	561
	ForFarmers NV	80,814	520
*	Brunel International NV	53,114	514
*,3	SNS Reaal	96,364	—
			94,770
New Zealand (0.8%)
	Chorus Ltd.	1,205,006	7,287
	Infratil Ltd.	1,384,661	7,124
	Summerset Group Holdings Ltd.	612,509	5,323
[1]	EBOS Group Ltd.	251,841	5,160
	Goodman Property Trust	2,956,377	4,776
	Genesis Energy Ltd.	1,392,079	3,904
	Precinct Properties New Zealand Ltd.	2,888,189	3,565
*	Freightways Ltd.	430,004	3,385
*	Z Energy Ltd.	1,279,338	2,701
	Argosy Property Ltd.	2,264,656	2,502
	Vital Healthcare Property Trust	1,037,782	2,440
*	Pushpay Holdings Ltd.	1,918,909	2,261
	Vector Ltd.	688,322	2,121
	Arvida Group Ltd.	1,404,366	1,801
*	Kathmandu Holdings Ltd.	1,613,750	1,488
	Heartland Group Holdings Ltd.	1,092,797	1,452
	Oceania Healthcare Ltd.	933,667	1,054
	Scales Corp. Ltd.	282,264	987
*	Synlait Milk Ltd.	258,581	882
*	Restaurant Brands New Zealand Ltd.	84,391	711
*	Tourism Holdings Ltd.	373,517	601
*	Vista Group International Ltd.	536,365	572
*	SKY Network Television Ltd.	4,515,633	531
*	New Zealand Refining Co. Ltd.	464,233	156
			62,784
Norway (1.5%)
*	NEL ASA	3,596,885	12,704
[2]	Scatec ASA	309,427	11,708
[2]	Entra ASA	449,740	10,009
*	Bakkafrost P/F	137,516	9,683
*	Storebrand ASA	1,254,168	9,598
*	Nordic Semiconductor ASA	415,233	6,362
*	Subsea 7 SA	627,055	5,862
*	SpareBank 1 SR-Bank ASA	477,375	5,236
	Borregaard ASA	269,658	4,935
	TGS NOPEC Geophysical Co. ASA	309,486	4,123
	SpareBank 1 SMN	344,678	4,012
*	Kongsberg Gruppen ASA	204,286	3,952
*	Norwegian Finans Holding ASA	417,866	3,528
	Veidekke ASA	292,385	3,516
*	Atea ASA	223,647	3,403
	Austevoll Seafood ASA	241,531	2,405
[2]	Elkem ASA	657,596	1,998
*,2	Sbanken ASA	212,051	1,668
	Bonheur ASA	53,859	1,400
*	Frontline Ltd.	239,838	1,386
[2]	BW LPG Ltd.	211,107	1,379
*	Grieg Seafood ASA	146,656	1,365
*	DNO ASA	1,290,421	1,013
	Stolt-Nielsen Ltd.	68,425	948

		Shares	Market Value ($000)
	Sparebank 1 Oestlandet	81,160	940
	Norway Royal Salmon ASA	41,019	934
	BW Offshore Ltd.	237,012	923
*	Wallenius Wilhelmsen ASA	273,516	675
*	BW Energy Ltd.	163,122	455
	Ocean Yield ASA	143,546	403
			116,523
Pakistan (0.2%)
*	Lucky Cement Ltd.	474,609	2,154
*	MCB Bank Ltd.	1,394,800	1,677
	Engro Corp. Ltd.	843,546	1,620
	Hub Power Co. Ltd.	2,696,244	1,473
*	Pakistan State Oil Co. Ltd.	944,998	1,431
	Pakistan Oilfields Ltd.	368,397	933
	Bank Alfalah Ltd.	3,815,256	869
*	United Bank Ltd.	845,938	722
	Engro Fertilizers Ltd.	1,631,961	661
	Millat Tractors Ltd.	77,671	519
*	DG Khan Cement Co. Ltd.	613,586	461
	Nishat Mills Ltd.	638,126	450
	Searle Co. Ltd.	258,367	422
*	National Bank of Pakistan	1,415,000	373
	Kot Addu Power Co. Ltd.	1,328,108	347
*	Fauji Cement Co. Ltd.	1,914,807	296
	SUI Northern Gas Pipeline	1,069,700	288
*	SUI Southern Gas Co. Ltd.	2,433,500	224
			14,920
Philippines (0.2%)
	Security Bank Corp.	1,219,849	3,288
	Robinsons Retail Holdings Inc.	1,684,280	2,141
	Robinson's Land Corp.	5,363,297	2,110
	Wilcon Depot Inc.	3,792,400	1,385
	First Gen Corp.	2,037,315	1,261
	Century Pacific Food Inc.	2,651,500	964
	Vista Land & Lifescapes Inc.	10,577,100	921
*	Manila Water Co. Inc.	3,054,585	920
	D&L Industries Inc.	5,706,000	785
	Nickel Asia Corp.	7,944,874	773
	Filinvest Land Inc.	26,483,400	611
*	Cebu Air Inc.	519,080	512
*,2	CEMEX Holdings Philippines Inc.	16,558,435	461
			16,132
Poland (0.3%)
*	Orange Polska SA	1,739,648	3,062
	Asseco Poland SA	148,073	2,695
	Kernel Holding SA	140,000	2,046
*	KRUK SA	43,209	1,932
*	Tauron Polska Energia SA	2,565,501	1,925
*	mBank SA	34,848	1,822
*	CCC SA	76,288	1,688
*	Bank Millennium SA	1,502,145	1,572
*,1	AmRest Holdings SE	191,854	1,455
*	Jastrzebska Spolka Weglowa SA	136,079	1,152
*	Alior Bank SA	250,587	1,140
*	Enea SA	580,545	1,065
*	Grupa Azoty SA	128,641	997
*	Bank Handlowy w Warszawie SA	89,920	933

		Shares	Market Value ($000)
	Warsaw Stock Exchange	75,126	886
*	Eurocash SA	215,860	791
*	Ciech SA	70,883	596
*,3	getBACK SA	103,234	104
			25,861
Portugal (0.2%)
	REN - Redes Energeticas Nacionais SGPS SA	1,040,798	2,962
*	Banco Comercial Portugues SA Class R	21,287,454	2,949
	NOS SGPS SA	594,154	2,049
	Sonae SGPS SA	2,490,746	1,997
*	Navigator Co. SA	656,849	1,971
	Corticeira Amorim SGPS SA	89,764	1,213
	Altri SGPS SA	193,490	1,154
*	CTT-Correios de Portugal SA	392,039	1,135
	Semapa-Sociedade de Investimento e Gestao	66,149	703
*,1	Mota-Engil SGPS SA	229,355	385
			16,518
Qatar (0.0%)
	Al Meera Consumer Goods Co. QSC	256,746	1,420
*	Gulf International Services QSC	2,491,710	1,078
	Medicare Group	364,165	877
			3,375
Romania (0.0%)
	Societatea Nationala Nuclearelectrica SA	145,074	739
Russia (0.1%)
[2]	Detsky Mir PJSC	2,018,893	3,807
	LSR Group PJSC Class A	85,850	1,085
*	Raspadskaya OJSC	320,261	703
*	OGK-2 PJSC	54,519,850	546
	Rosseti Lenenergo PJSC Preference	253,200	526
*	M Video PJSC	54,930	518
*	Mechel PJSC	543,156	500
	TGC-1 PJSC	2,060,900,000	303
	ENEL RUSSIA PJSC	24,680,000	296
	Mechel PJSC Preference	302,200	294
[3]	TMK PJSC	271,840	204
			8,782
Saudi Arabia (0.4%)
	Yamama Cement Co.	262,994	2,167
	United Electronics Co.	77,826	1,936
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	157,075	1,611
	Arabian Cement Co.	129,685	1,568
	Aldrees Petroleum and Transport Services Co.	82,136	1,422
	City Cement Co.	180,219	1,338
	Jadwa REIT Saudi Fund	351,096	1,336
	Eastern Province Cement Co.	110,299	1,329
*	Al Hammadi Co. for Development and Investment	156,914	1,167
	Arriyadh Development Co.	240,138	1,160
	Najran Cement Co.	223,452	1,142
*	National Agriculture Development Co.	141,833	1,087
*	Leejam Sports Co. JSC	54,898	1,076
*	Saudi Chemical Co. Holding	110,169	1,006
*	Saudi Ceramic Co.	77,364	1,000
	United International Transportation Co.	93,094	969
*	Saudi Real Estate Co.	226,942	909
	Dur Hospitality Co.	116,375	904

		Shares	Market Value ($000)
*	Middle East Healthcare Co.	93,206	860
	Herfy Food Services Co.	52,149	809
	National Medical Care Co.	57,256	801
	Northern Region Cement Co.	237,370	783
*	Saudi Public Transport Co.	163,910	764
*	National Gas & Industrialization Co.	94,570	763
*	Aseer Trading Tourism & Manufacturing Co.	160,759	679
*	Astra Industrial Group	94,053	644
*	Mediterranean & Gulf Insurance & Reinsurance Co.	102,316	627
*	Hail Cement Co.	131,718	604
*	Tabuk Cement Co.	117,247	589
*	Al Jouf Cement Co.	191,752	579
*	Methanol Chemicals Co.	162,240	550
	Bawan Co.	68,299	503
*	Zamil Industrial Investment Co.	77,518	432
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	71,167	419
			33,533
Singapore (0.7%)
	Frasers Centrepoint Trust	2,865,108	5,570
	Keppel Infrastructure Trust	9,542,746	3,979
	Parkway Life REIT	1,031,281	3,217
	Manulife U.S. REIT	3,807,388	2,787
	Ascendas India Trust	2,305,800	2,604
	Cromwell European REIT	3,577,700	2,159
	CapitaLand China Trust	2,061,699	2,132
	CDL Hospitality Trusts	2,131,513	1,967
	ESR-REIT	6,500,379	1,920
	OUE Commercial REIT	5,832,509	1,709
	ARA LOGOS Logistics Trust	3,210,908	1,683
	Raffles Medical Group Ltd.	2,397,084	1,682
	AEM Holdings Ltd.	538,200	1,609
	First Resources Ltd.	1,370,529	1,599
	Keppel Pacific Oak U.S. REIT	2,052,300	1,502
	Starhill Global REIT	3,721,208	1,466
	Sheng Siong Group Ltd.	1,153,400	1,403
	AIMS APAC REIT	1,437,200	1,391
	Lendlease Global Commercial REIT	2,395,200	1,382
	Prime U.S. REIT	1,583,869	1,294
	Far East Hospitality Trust	2,631,600	1,167
	SPH REIT	1,684,900	1,054
	Soilbuild Business Space REIT	2,653,008	1,054
	Frasers Hospitality Trust	2,151,500	813
	Sabana Shari'ah Compliant Industrial REIT	2,670,000	760
*,3	Best World International Ltd.	751,600	734
*	Lippo Malls Indonesia Retail Trust	14,785,680	699
*	Yoma Strategic Holdings Ltd.	3,343,619	691
*	Thomson Medical Group Ltd.	17,091,800	627
*	COSCO Shipping International Singapore Co. Ltd.	2,547,100	517
	Asian Pay Television Trust	4,683,150	402
	Silverlake Axis Ltd.	2,018,829	400
	Bumitama Agri Ltd.	855,000	334
*,3	Eagle Hospitality Trust	2,004,300	275
	First REIT	1,426,400	230
*,3	Hyflux Ltd.	1,145,286	181
*,3	Noble Group Ltd.	1,804,400	110
*,1,3	Ezra Holdings Ltd.	4,500,399	37
*	First REIT Rights Exp. 2/16/21	1,397,872	16

		Shares	Market Value ($000)
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			53,156
South Africa (0.5%)
*	Transaction Capital Ltd.	1,433,763	2,270
*	Motus Holdings Ltd.	454,219	1,840
	AECI Ltd.	290,840	1,758
*,1	Steinhoff International Holdings NV	12,098,410	1,641
	JSE Ltd.	215,236	1,632
*	KAP Industrial Holdings Ltd.	6,666,184	1,615
	Equites Property Fund Ltd.	1,456,681	1,614
*	Super Group Ltd.	987,572	1,545
*	Imperial Logistics Ltd.	491,905	1,376
*	Omnia Holdings Ltd.	433,072	1,267
	Irongate Group	1,349,604	1,256
	DRDGOLD Ltd.	1,131,323	1,187
*	Bytes Technology Group plc	236,220	1,156
	Hyprop Investments Ltd.	675,282	1,108
[1]	Reunert Ltd.	424,509	1,069
*	Vukile Property Fund Ltd.	2,354,391	1,066
	Cashbuild Ltd.	54,154	1,019
*	MAS Real Estate Inc.	1,113,245	951
*	Advtech Ltd.	1,418,201	940
	Investec Property Fund Ltd.	1,502,477	876
	Astral Foods Ltd.	104,007	868
*	DataTec Ltd.	485,178	789
*	EPP NV	1,242,747	775
	Raubex Group Ltd.	452,840	755
	SA Corporate Real Estate Ltd.	6,867,775	750
*	Massmart Holdings Ltd.	271,193	722
*	Wilson Bayly Holmes-Ovcon Ltd.	121,725	661
*	Metair Investments Ltd.	524,890	648
*	Attacq Ltd.	1,912,512	606
*	Famous Brands Ltd.	200,248	588
*	Long4Life Ltd.	1,942,901	540
	Hudaco Industries Ltd.	84,261	514
[1]	Curro Holdings Ltd.	707,664	510
*	Adcock Ingram Holdings Ltd.	167,060	504
*	Blue Label Telecoms Ltd.	1,662,282	503
	Allied Electronics Corp. Ltd. Class A	600,611	465
*,1	Sun International Ltd.	527,318	457
*	Tsogo Sun Gaming Ltd.	1,377,734	455
*	Hosken Consolidated Investments Ltd.	124,644	449
	Alexander Forbes Group Holdings Ltd.	1,818,457	441
	Emira Property Fund Ltd.	949,565	427
*,1	Brait SE	2,011,959	404
	Zeder Investments Ltd.	2,222,620	401
*	RMB Holdings Ltd.	2,847,480	270
*,3	Great Basin Gold Ltd.	345,634	—
			40,688
South Korea (5.0%)
*	SK Chemicals Co. Ltd.	24,057	8,996
*	HMM Co. Ltd.	732,842	8,949
*	Shin Poong Pharmaceutical Co. Ltd.	86,827	6,251
	Seegene Inc.	38,452	5,610
*	Green Cross Corp.	14,485	5,441
*	KMW Co. Ltd.	77,703	5,336
*	DB HiTek Co. Ltd.	95,029	5,189

		Shares	Market Value ($000)
*	Pearl Abyss Corp.	16,515	4,644
*	Douzone Bizon Co. Ltd.	48,835	4,351
*	Cellivery Therapeutics Inc.	16,304	4,174
*	Genexine Inc.	48,738	4,072
*	WONIK IPS Co. Ltd.	93,671	3,989
*	Doosan Fuel Cell Co. Ltd.	80,035	3,974
*	KIWOOM Securities Co. Ltd.	30,649	3,856
*	Hansol Chemical Co. Ltd.	22,191	3,808
	Ecopro BM Co. Ltd.	22,715	3,703
	Com2uSCorp	25,861	3,690
	SK Materials Co. Ltd.	12,559	3,452
	LEENO Industrial Inc.	24,631	3,363
*	Chong Kun Dang Pharmaceutical Corp.	19,686	3,221
*	Koh Young Technology Inc.	32,337	3,096
	L&F Co. Ltd.	46,511	3,048
*	Hugel Inc.	16,499	2,888
*	Green Cross Holdings Corp.	73,849	2,886
*	Iljin Materials Co. Ltd.	45,212	2,874
*	Hanall Biopharma Co. Ltd.	99,327	2,833
	Soulbrain Co. Ltd.	10,992	2,630
	Ecopro Co. Ltd.	50,246	2,614
	Youngone Corp.	80,287	2,534
*	Meritz Securities Co. Ltd.	781,317	2,458
*	LegoChem Biosciences Inc.	43,972	2,371
*	MedPacto Inc.	34,390	2,355
*	Daewoong Co. Ltd.	56,058	2,330
*	Hyundai Elevator Co. Ltd.	61,128	2,311
*	LS Electric Co. Ltd.	41,274	2,257
*	Hyundai Rotem Co. Ltd.	129,715	2,221
*	Oscotec Inc.	63,481	2,208
*	Dongjin Semichem Co. Ltd.	79,799	2,158
*	JYP Entertainment Corp.	73,372	2,132
*	HLB Life Science Co. Ltd.	105,778	2,123
*	Meritz Fire & Marine Insurance Co. Ltd.	149,200	2,108
*	Hyosung TNC Co. Ltd.	7,893	2,103
	Bukwang Pharmaceutical Co. Ltd.	103,544	2,063
*	Pan Ocean Co. Ltd.	502,930	2,045
*	Eo Technics Co. Ltd.	22,220	1,956
*	Sebang Global Battery Co. Ltd.	21,033	1,909
*	Korea Petrochemical Ind Co. Ltd.	7,549	1,907
*	GemVax & Kael Co. Ltd.	93,717	1,892
*	Sam Chun Dang Pharm Co. Ltd.	35,209	1,883
*	ST Pharm Co. Ltd.	23,801	1,877
*	Zinus Inc.	20,536	1,862
*	Pharmicell Co. Ltd.	145,602	1,857
*	Chabiotech Co. Ltd.	112,365	1,818
*	Kolmar Korea Co. Ltd.	39,219	1,801
*	Hyundai Bioscience Co. Ltd.	89,216	1,799
*	NHN KCP Corp.	34,377	1,794
*	JB Financial Group Co. Ltd.	384,220	1,779
	Chunbo Co. Ltd.	10,907	1,778
*	Kolon Industries Inc.	48,620	1,774
*	DongKook Pharmaceutical Co. Ltd.	63,466	1,762
*	NEPES Corp.	45,212	1,760
*	Seoul Semiconductor Co. Ltd.	99,484	1,737
*	NICE Information Service Co. Ltd.	91,090	1,732
*	Innocean Worldwide Inc.	29,770	1,702
*	IS Dongseo Co. Ltd.	35,014	1,678

		Shares	Market Value ($000)
*	Hyosung Advanced Materials Corp.	8,198	1,650
*	Cosmax Inc.	17,880	1,639
*	Daewoong Pharmaceutical Co. Ltd.	12,107	1,638
*	Ilyang Pharmaceutical Co. Ltd.	35,681	1,622
*	GeneOne Life Science Inc.	109,276	1,609
*	Ace Technologies Corp.	80,897	1,607
*	SFA Engineering Corp.	47,603	1,605
*	SK Discovery Co. Ltd.	28,104	1,593
*	Osstem Implant Co. Ltd.	25,897	1,588
*	Mezzion Pharma Co. Ltd.	13,213	1,579
*	Hanjin Transportation Co. Ltd.	40,140	1,567
*	Enzychem Lifesciences Corp.	17,414	1,537
	RFHIC Corp.	39,164	1,531
*	F&F Co. Ltd.	16,603	1,518
*	Daou Technology Inc.	63,731	1,511
*	Hyosung Corp.	22,811	1,508
*	Binex Co. Ltd.	63,568	1,494
*	Korean Reinsurance Co.	224,531	1,493
	LG International Corp.	62,651	1,475
	Mcnex Co. Ltd.	31,507	1,463
*	Tokai Carbon Korea Co. Ltd.	11,185	1,424
	Silicon Works Co. Ltd.	23,344	1,416
*	Foosung Co. Ltd.	132,995	1,414
*	Studio Dragon Corp.	15,985	1,411
*	Medipost Co. Ltd.	38,064	1,409
*	ABLBio Inc.	65,038	1,406
*	Yungjin Pharmaceutical Co. Ltd.	231,756	1,391
*	CJ CGV Co. Ltd.	57,181	1,369
*	Webzen Inc.	43,632	1,360
*	DoubleUGames Co. Ltd.	24,206	1,344
*	Daishin Securities Co. Ltd.	122,486	1,328
*	iNtRON Biotechnology Inc.	64,625	1,325
*	Amicogen Inc.	46,215	1,314
*	Hana Tour Service Inc.	25,277	1,309
*	Samwha Capacitor Co. Ltd.	19,514	1,301
	S&S Tech Corp.	38,478	1,297
*	TY Holdings Co. Ltd.	60,780	1,288
*	Poongsan Corp.	49,684	1,262
	PI Advanced Materials Co. Ltd.	35,844	1,261
*	SM Entertainment Co. Ltd.	45,915	1,256
	S&T Motiv Co. Ltd.	19,463	1,255
	Korea Electric Terminal Co. Ltd.	18,642	1,253
*	CrystalGenomics Inc.	99,342	1,250
	BH Co. Ltd.	63,006	1,230
*	SFA Semicon Co. Ltd.	199,896	1,228
*	CMG Pharmaceutical Co. Ltd.	276,601	1,228
*	Daesang Corp.	51,889	1,213
*	Kumho Tire Co. Inc.	358,742	1,210
*	NKMax Co. Ltd.	67,449	1,197
	Eugene Technology Co. Ltd.	35,472	1,176
*	Asiana Airlines Inc.	88,979	1,173
*	Samyang Holdings Corp.	15,070	1,172
*	Ahnlab Inc.	15,738	1,171
*	YG Entertainment Inc.	27,976	1,135
*	Lotte Tour Development Co. Ltd.	81,307	1,130
*	LOTTE Himart Co. Ltd.	31,381	1,102
*	G-treeBNT Co. Ltd.	57,717	1,097
	LG Hausys Ltd.	15,801	1,082

		Shares	Market Value ($000)
*	JR REIT XXVII	238,061	1,081
*	Huchems Fine Chemical Corp.	56,516	1,078
*	Taekwang Industrial Co. Ltd.	1,438	1,077
	LOTTE REIT Co. Ltd.	235,154	1,067
*	Eutilex Co. Ltd.	24,550	1,062
	Daeduck Electronics Co. Ltd.	87,980	1,059
*	Hyundai Home Shopping Network Corp.	14,816	1,045
	L&C Bio Co. Ltd.	32,309	1,042
	Partron Co. Ltd.	103,527	1,041
*	Hyundai Greenfood Co. Ltd.	132,476	1,036
*	Dongkuk Steel Mill Co. Ltd.	148,999	1,031
*	Samsung Pharmaceutical Co. Ltd.	146,409	1,031
*	Hyosung Heavy Industries Corp.	17,211	1,026
*	DIO Corp.	29,819	1,020
*	AfreecaTV Co. Ltd.	18,312	1,008
*	Handsome Co. Ltd.	35,715	992
*	Dawonsys Co. Ltd.	56,143	990
*	Hyundai Construction Equipment Co. Ltd.	32,399	977
*	JW Pharmaceutical Corp.	35,579	973
	Posco ICT Co. Ltd.	140,428	968
*	Komipharm International Co. Ltd.	96,119	965
*	HDC Holdings Co. Ltd.	98,297	964
*	Naturecell Co. Ltd.	119,645	949
*	Shinsegae International Inc.	6,166	946
*	Duk San Neolux Co. Ltd.	31,557	943
*	LIG Nex1 Co. Ltd.	28,136	933
*	Cafe24 Corp.	29,902	931
	TES Co. Ltd.	35,896	921
*	GS Home Shopping Inc.	7,556	920
*	SL Corp.	41,421	913
*	Dong-A ST Co. Ltd.	12,179	896
*	Hankook & Co. Co. Ltd.	63,112	890
*	Korea Line Corp.	291,154	883
*	OptoElectronics Solutions Co. Ltd.	19,758	882
*	AbClon Inc.	30,626	875
*	Hyosung Chemical Corp.	5,831	859
*	Hyundai Electric & Energy System Co. Ltd.	57,465	858
	Huons Co. Ltd.	17,253	850
*	NICE Holdings Co. Ltd.	53,276	840
*	Kuk-il Paper Manufacturing Co. Ltd.	220,172	830
*	Telcon RF Pharmaceutical Inc.	186,598	827
*	ITM Semiconductor Co. Ltd.	18,203	825
*	Dong-A Socio Holdings Co. Ltd.	8,157	818
*	Insun ENT Co. Ltd.	77,948	810
*	Sungwoo Hitech Co. Ltd.	122,165	805
*	Jeil Pharmaceutical Co. Ltd.	19,692	796
	INTOPS Co. Ltd.	30,869	790
*	Ananti Inc.	115,187	788
*	Chongkundang Holdings Corp.	8,077	780
*	Dongwon Industries Co. Ltd.	3,620	779
*	Halla Holdings Corp.	19,666	774
*	Feelux Co. Ltd.	199,587	771
*	Jusung Engineering Co. Ltd.	91,223	769
*	Modetour Network Inc.	37,399	756
	Daea TI Co. Ltd.	155,447	745
*	Wemade Co. Ltd.	21,950	740
*	HS Industries Co. Ltd.	121,990	738
*	Korea Real Estate Investment & Trust Co. Ltd.	419,928	734

		Shares	Market Value ($000)
*	SK Securities Co. Ltd.	967,085	726
*	Dentium Co. Ltd.	17,473	719
*	Hanwha Investment & Securities Co. Ltd.	302,293	706
*	Anterogen Co. Ltd.	13,414	700
*	Doosan Co. Ltd.	15,153	695
*	Kwang Dong Pharmaceutical Co. Ltd.	83,083	688
*	Grand Korea Leisure Co. Ltd.	50,231	687
*	Green Cross Cell Corp.	16,350	680
*	Advanced Process Systems Corp.	31,225	677
*	Binggrae Co. Ltd.	13,349	666
*	Neowiz	31,442	665
*	Meritz Financial Group Inc.	78,041	665
*	STCUBE	74,225	661
*	Youlchon Chemical Co. Ltd.	33,178	660
*	Orion Holdings Corp.	54,843	657
*	SK Gas Ltd.	7,546	651
*	KH Vatec Co. Ltd.	42,431	651
*	KCC Glass Corp.	20,077	646
*	Innox Advanced Materials Co. Ltd.	16,147	643
*	Mirae Asset Life Insurance Co. Ltd.	196,948	643
*	Taihan Electric Wire Co. Ltd.	647,457	639
*	Peptron Inc.	48,161	631
*	Hancom Inc.	40,987	625
	Hansae Co. Ltd.	43,815	617
*	Young Poong Corp.	1,335	614
*	Hanwha General Insurance Co. Ltd.	202,864	612
*	LF Corp.	47,710	612
*	Namsun Aluminum Co. Ltd.	155,389	612
*	Yuanta Securities Korea Co. Ltd.	228,535	611
*	KC Tech Co. Ltd.	25,990	611
*	Hansol Technics Co. Ltd.	66,760	598
*	Sangsangin Co. Ltd.	99,755	593
*	Aprogen pharmaceuticals Inc.	579,812	591
*	Songwon Industrial Co. Ltd.	43,395	588
*	Hyundai Bioland Co. Ltd.	29,899	576
*	Tongyang Inc.	532,648	571
*	Taeyoung Engineering & Construction Co. Ltd.	53,202	571
*	Harim Holdings Co. Ltd.	77,455	558
*	Wonik Holdings Co. Ltd.	92,558	555
*	Kumho Industrial Co. Ltd.	73,765	555
*	Dongsung Pharmaceutical Co. Ltd.	47,925	555
	Hanil Cement Co. Ltd.	5,937	553
	Korea Asset In Trust Co. Ltd.	157,464	540
*	Nexen Tire Corp.	96,410	536
*	Toptec Co. Ltd.	50,666	536
*	Maeil Dairies Co. Ltd.	8,362	529
*	Vieworks Co. Ltd.	18,309	529
*	Cuckoo Homesys Co. Ltd.	14,684	527
*	Eugene Investment & Securities Co. Ltd.	155,434	526
	i-SENS Inc.	23,454	526
*	KEPCO Engineering & Construction Co. Inc.	34,484	524
*	Samyang Corp.	9,195	511
	Hansol Paper Co. Ltd.	43,926	509
*	ICD Co. Ltd.	33,810	503
*	Vidente Co. Ltd.	68,160	502
*	Inscobee Inc.	240,238	499
*	Youngone Holdings Co. Ltd.	14,523	494
*	KC Co. Ltd.	20,150	491

		Shares	Market Value ($000)
*	InBody Co. Ltd.	29,375	487
*	Dongwon F&B Co. Ltd.	3,059	486
	Seobu T&D	69,127	485
*	Soulbrain Holdings Co. Ltd.	12,112	476
*	Interpark Corp.	137,857	465
*	BGF Co. Ltd.	75,083	462
*	JW Holdings Corp.	100,470	461
*	GOLFZON Co. Ltd.	7,884	457
*	NS Shopping Co. Ltd.	41,266	445
*	Lutronic Corp.	49,627	441
*	Lock&Lock Co. Ltd.	42,729	440
*	Kolmar Korea Holdings Co. Ltd.	18,175	435
*	Samchully Co. Ltd.	5,733	429
*	Namhae Chemical Corp.	53,954	413
*	KISCO Corp.	59,444	413
*	Hyundai Corp.	28,461	400
*	KTB Investment & Securities Co. Ltd.	128,611	395
*	Gamevil Inc.	12,312	395
*	iMarketKorea Inc.	52,944	393
*	SPC Samlip Co. Ltd.	6,196	387
*	Aekyung Industrial Co. Ltd.	17,509	382
*	Hankook Shell Oil Co. Ltd.	1,721	376
*	Interflex Co. Ltd.	28,626	364
*	AK Holdings Inc.	13,753	356
	Huons Global Co. Ltd.	14,999	355
*	Daishin Securities Co. Ltd. Preference	41,378	351
*	Able C&C Co. Ltd.	51,601	349
*	Lotte Confectionery Co. Ltd.	3,730	348
*	Seah Besteel Corp.	31,536	345
*	Hyundai Livart Furniture Co. Ltd.	23,620	342
	Dae Hwa Pharmaceutical Co. Ltd.	28,245	339
*	Dae Han Flour Mills Co. Ltd.	2,609	329
*	KISWIRE Ltd.	25,757	324
*	Kyobo Securities Co. Ltd.	50,102	323
*	Kolon Corp.	17,878	322
*	CUROCOM Co. Ltd.	242,813	320
*	Cuckoo Holdings Co. Ltd.	3,633	313
*	Lotte Food Co. Ltd.	1,024	311
*	Sung Kwang Bend Co. Ltd.	48,276	310
*	Tongyang Life Insurance Co. Ltd.	92,674	303
	Woongjin Thinkbig Co. Ltd.	129,117	302
*	Namyang Dairy Products Co. Ltd.	1,155	296
	KT Skylife Co. Ltd.	38,395	292
*	Hansol Holdings Co. Ltd.	93,150	291
*	Coreana Cosmetics Co. Ltd.	68,106	291
*	DB Financial Investment Co. Ltd.	68,332	290
*	LG HelloVision Co. Ltd.	73,933	290
	Humedix Co. Ltd.	15,501	285
*,1,3	Cellumed Co. Ltd.	52,681	282
*	TK Corp.	43,089	269
	Hanil Holdings Co. Ltd.	28,780	268
	Cell Biotech Co. Ltd.	14,419	251
*	Sam Young Electronics Co. Ltd.	27,627	250
	Daeduck Co. Ltd.	41,388	247
*	E1 Corp.	7,036	245
*	Byucksan Corp.	112,419	240
*	CJ Freshway Corp.	12,744	231
	Daekyo Co. Ltd.	70,719	227

		Shares	Market Value ($000)
*	Sindoh Co. Ltd.	9,770	226
*	Eusu Holdings Co. Ltd.	47,201	220
*	Agabang&Company	67,922	219
	S&T Dynamics Co. Ltd.	36,640	212
*	Muhak Co. Ltd.	33,813	209
*	SBS Media Holdings Co. Ltd.	122,676	206
*	Homecast Co. Ltd.	76,165	177
*,3	Yuyang DNU Co. Ltd.	147,206	161
*	GNCO Co. Ltd.	173,308	151
*,3	APAM Corp.	54,240	99
*	Feelux Co. Ltd. Rights Exp. 2/25/21	77,307	46
*	LOTTE REIT Co. Ltd. Rights Exp. 3/9/21	97,086	16
*,3	Tera Resource Co. Ltd.	42,004	2
*,3	Cnk International Co. Ltd.	35,374	—
*,3	SSCP Co. Ltd.	20,873	—
			382,017
Spain (1.2%)
	Viscofan SA	105,388	7,442
*	Banco de Sabadell SA	15,151,645	6,617
	Fluidra SA	218,035	5,245
	Acerinox SA	447,511	4,969
	Pharma Mar SA	37,348	4,747
	Ebro Foods SA	207,870	4,532
*	Solaria Energia y Medio Ambiente SA	163,409	4,205
*	Applus Services SA	380,410	3,805
	CIE Automotive SA	138,876	3,650
	Faes Farma SA	783,869	3,494
	Cia de Distribucion Integral Logista Holdings SA	165,021	3,104
*	Indra Sistemas SA	328,421	2,892
[2]	Euskaltel SA	258,416	2,777
*,2	Neinor Homes SA	193,633	2,608
	Almirall SA	190,046	2,602
	Construcciones y Auxiliar de Ferrocarriles SA	49,907	2,239
*	Mediaset Espana Comunicacion SA	402,806	2,071
	Sacyr SA	932,052	2,041
*,2	Gestamp Automocion SA	413,743	1,917
*	Melia Hotels International SA	273,101	1,786
	Prosegur Cia de Seguridad SA	637,959	1,769
*,2	Global Dominion Access SA	309,668	1,423
*,2	Unicaja Banco SA	2,040,554	1,406
*,2	Aedas Homes SA	55,050	1,368
*,1	Ence Energia y Celulosa SA	340,508	1,341
*	Promotora de Informaciones SA Class A	1,072,104	1,315
*	Tecnicas Reunidas SA	83,854	1,101
*,2	Metrovacesa SA	122,725	938
	Lar Espana Real Estate Socimi SA	166,784	936
[2]	Prosegur Cash SA	1,038,384	910
*	Liberbank SA	3,388,857	866
*	Atresmedia Corp. de Medios de Comunicacion SA	212,316	843
*	Distribuidora Internacional de Alimentacion SA	4,530,536	655
*	NH Hotel Group SA	62,094	239
*	Sacyr SA Rights Exp. 2/3/21	932,052	46
*,1,3	Let S Gowex SA	31,105	—
			87,899
Sweden (4.1%)
	Getinge AB Class B	601,011	15,503
*	Indutrade AB	748,163	15,333

		Shares	Market Value ($000)
*,2	Dometic Group AB	798,788	11,025
	Fabege AB	712,471	10,617
*,2	Thule Group AB	282,909	10,491
*	Nordic Entertainment Group AB Class B	176,322	9,204
	Avanza Bank Holding AB	331,484	9,032
	Beijer Ref AB Class B	217,450	9,020
	AAK AB	457,899	8,950
	BillerudKorsnas AB	474,367	8,477
[1]	Samhallsbyggnadsbolaget i Norden AB	2,576,512	8,438
	Wihlborgs Fastigheter AB	358,363	7,359
	Hexpol AB	668,268	7,303
*	AF Poyry AB	262,059	7,169
	AddTech AB Class B	509,364	6,753
*	Wallenstam AB Class B	442,676	6,740
	Axfood AB	279,721	6,722
	JM AB	189,103	6,600
[2]	Bravida Holding AB	545,573	6,564
*	SSAB AB Class B	1,685,396	6,484
*	Peab AB Class B	534,330	5,952
*	Sectra AB Class B	69,715	5,934
	Loomis AB Class B	203,489	5,206
	Mycronic AB	185,614	5,203
	Kungsleden AB	506,858	5,183
	Intrum AB	184,562	5,017
	Bure Equity AB	146,980	4,888
*	Nyfosa AB	471,452	4,555
*	Vitrolife AB	171,904	4,543
	Arjo AB Class B	605,208	4,495
	Hufvudstaden AB Class A	287,872	4,397
*	Nolato AB Class B	47,142	4,363
	NCC AB Class B	252,067	4,222
	Lindab International AB	178,326	3,804
*	Pandox AB Class B	237,936	3,573
*	Electrolux Professional AB Class B	613,037	3,339
	Catena AB	67,788	3,157
*	Betsson AB	322,274	3,029
	Klovern AB Class B	1,772,897	2,937
*	Biotage AB	170,745	2,878
*,1	Modern Times Group MTG AB Class B	176,285	2,672
*,2	Munters Group AB	279,795	2,623
*	Bilia AB Class A	209,195	2,594
*	Hansa Biopharma AB	119,927	2,580
*,1	SSAB AB Class A	576,284	2,460
*	Bonava AB Class B	230,666	2,438
*	Nobia AB	312,414	2,430
	Ratos AB Class B	524,300	2,411
	Atrium Ljungberg AB Class B	121,205	2,331
	Concentric AB	100,329	2,191
*,2	Resurs Holding AB	376,314	2,039
*,1	SAS AB	9,616,104	1,940
*	Dios Fastigheter AB	222,614	1,905
*	SkiStar AB	108,750	1,589
*,2	Attendo AB	281,220	1,574
	Cloetta AB Class B	548,981	1,572
	Klovern AB Preference	38,139	1,451
*,1,2	Scandic Hotels Group AB	348,510	1,296
*	Mekonomen AB	108,069	1,212
	Sagax AB	321,872	1,187

		Shares	Market Value ($000)
*	Karo Pharma AB	203,080	1,165
	Investment AB Oresund	77,504	1,155
*	Adapteo Oyj	109,630	1,145
*	Clas Ohlson AB Class B	102,908	935
*	Collector AB	210,790	549
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	124,099	425
*	Annehem Fastigheter AB Class B	104,493	374
*,1	Modern Times Group MTG AB Rights Exp. 2/10/21	176,285	329
	NCC AB Class A	15,635	260
	Sagax AB Preference	35,820	152
*,3	Ow Bunker A/S	24,023	—
			311,443
Switzerland (3.6%)
*	ams AG	682,514	17,072
	Tecan Group AG (Registered)	31,892	15,431
	Belimo Holding AG (Registered)	1,246	9,602
*	Zur Rose Group AG	20,428	9,368
*	Idorsia Ltd.	303,558	9,217
[2]	Galenica AG	129,979	8,586
	Cembra Money Bank AG	78,747	8,556
	Allreal Holding AG (Registered)	37,929	8,262
	Bucher Industries AG (Registered)	17,427	8,246
*	Softwareone Holding AG	260,128	8,123
*	Dufry AG (Registered)	146,265	7,864
*	Siegfried Holding AG (Registered)	10,743	7,771
[1]	Stadler Rail AG	129,693	6,479
	Bachem Holding AG (Registered) Class B	15,075	6,022
	Vontobel Holding AG (Registered)	74,511	6,020
	SFS Group AG	45,477	5,747
	Daetwyler Holding AG (Bearer)	19,782	5,680
	Inficon Holding AG (Registered)	5,148	5,582
	BKW AG	48,780	5,572
*	Mobimo Holding AG (Registered)	17,323	5,456
	Emmi AG (Registered)	5,211	5,418
	Interroll Holding AG (Registered)	1,499	4,935
	dormakaba Holding AG	8,087	4,847
	Forbo Holding AG (Registered)	2,825	4,810
*	Landis+Gyr Group AG	65,251	4,807
	Comet Holding AG (Registered)	19,804	4,524
	Conzzeta AG (Registered)	3,475	4,440
	Schweiter Technologies AG (Bearer)	2,511	4,342
	Valiant Holding AG (Registered)	42,238	4,040
	Huber + Suhner AG (Registered)	45,382	3,738
	St. Galler Kantonalbank AG (Registered)	7,576	3,474
	Kardex Holding AG (Registered)	15,652	3,468
	Berner Kantonalbank AG (Registered)	11,992	2,988
	VZ Holding AG	35,375	2,984
	Burckhardt Compression Holding AG	8,352	2,885
	LEM Holding SA (Registered)	1,241	2,538
	Swissquote Group Holding SA (Registered)	22,859	2,483
*	Komax Holding AG (Registered)	9,314	2,383
*,3	Aryzta AG	2,538,422	2,230
*	Vetropack Holding AG (Registered)	32,739	2,163
	Intershop Holding AG	2,946	1,982
*	ALSO Holding AG (Registered)	7,202	1,933
	Zehnder Group AG	25,704	1,880
*,2	Medacta Group SA	16,257	1,851
*	Arbonia AG	114,150	1,819

		Shares	Market Value ($000)
*,1	COSMO Pharmaceuticals NV	18,803	1,717
*	Valora Holding AG (Registered)	8,703	1,664
	Liechtensteinische Landesbank AG	29,046	1,661
*,1	Basilea Pharmaceutica AG (Registered)	28,965	1,657
*	Ascom Holding AG (Registered)	96,124	1,644
	Bossard Holding AG (Registered) Class A	6,805	1,561
	Bobst Group SA (Registered)	20,411	1,465
	Bell Food Group AG (Registered)	5,169	1,417
	Ypsomed Holding AG (Registered)	8,358	1,413
*	u-blox Holding AG	17,852	1,404
*	EFG International AG	200,456	1,385
*	Autoneum Holding AG	7,410	1,328
*	Leonteq AG	28,023	1,128
[1]	Implenia AG (Registered)	38,177	1,068
*	GAM Holding AG	409,421	971
*	Hiag Immobilien Holding AG	7,643	887
	Rieter Holding AG (Registered)	7,903	814
	VP Bank AG (Registered)	6,295	778
*	APG SGA SA	2,658	562
*,3	Petroplus Holdings AG	36,495	—
			272,142
Taiwan (7.0%)
	Sino-American Silicon Products Inc.	1,441,945	7,769
	Winbond Electronics Corp.	7,916,614	7,451
	Chroma ATE Inc.	1,055,040	7,089
	Macronix International	4,854,386	6,785
	ASPEED Technology Inc.	89,437	6,339
	Merida Industry Co. Ltd.	660,055	6,236
	WPG Holdings Ltd.	4,025,137	6,172
	Voltronic Power Technology Corp.	135,456	6,171
	Tripod Technology Corp.	1,338,327	6,119
	Simplo Technology Co. Ltd.	468,631	6,014
	Phison Electronics Corp.	430,962	5,792
	Sinbon Electronics Co. Ltd.	554,066	4,951
	Radiant Opto-Electronics Corp.	1,192,147	4,884
*	Nan Ya Printed Circuit Board Corp.	566,000	4,554
	eMemory Technology Inc.	185,000	4,514
	Compeq Manufacturing Co. Ltd.	2,966,471	4,486
	Poya International Co. Ltd.	213,535	4,412
	Elan Microelectronics Corp.	771,545	4,376
	ITEQ Corp.	902,301	4,307
	E Ink Holdings Inc.	2,414,708	4,211
	Ruentex Development Co. Ltd.	3,023,525	4,172
	Elite Material Co. Ltd.	777,519	4,167
	Chipbond Technology Corp.	1,636,852	4,028
*	Highwealth Construction Corp.	2,627,375	3,991
	King Yuan Electronics Co. Ltd.	3,003,963	3,958
	AP Memory Technology Corp.	159,577	3,797
	Gigabyte Technology Co. Ltd.	1,326,271	3,729
	Qisda Corp.	3,639,000	3,714
	Lien Hwa Industrial Holdings Corp.	2,544,876	3,672
	International Games System Co. Ltd.	130,213	3,588
	Bizlink Holding Inc.	323,651	3,572
	King's Town Bank Co. Ltd.	2,615,193	3,539
	FLEXium Interconnect Inc.	828,140	3,505
	Taiwan Surface Mounting Technology Corp.	790,530	3,501
	Makalot Industrial Co. Ltd.	508,624	3,405
	IBF Financial Holdings Co. Ltd.	7,561,629	3,398

		Shares	Market Value ($000)
	Global Unichip Corp.	241,649	3,398
	United Integrated Services Co. Ltd.	398,200	3,393
	Alchip Technologies Ltd.	115,000	3,375
	Lotes Co. Ltd.	181,120	3,349
*	Tong Hsing Electronic Industries Ltd.	419,573	3,129
	TA Chen Stainless Pipe	3,486,242	3,120
	YFY Inc.	3,618,000	3,021
	RichWave Technology Corp.	150,000	3,001
	Great Wall Enterprise Co. Ltd.	1,721,190	2,962
	Taichung Commercial Bank Co. Ltd.	7,685,615	2,920
*	XinTec Inc.	434,000	2,847
	Ruentex Industries Ltd.	1,168,496	2,842
	China Petrochemical Development Corp.	8,514,330	2,807
*	HannStar Display Corp.	6,434,810	2,776
	Taiwan Union Technology Corp.	662,000	2,592
	Cheng Loong Corp.	2,504,920	2,568
	Nan Kang Rubber Tire Co. Ltd.	1,894,107	2,547
	Mitac Holdings Corp.	2,443,617	2,535
	Merry Electronics Co. Ltd.	517,383	2,500
	Tung Ho Steel Enterprise Corp.	2,228,150	2,495
	Hota Industrial Manufacturing Co. Ltd.	606,317	2,473
	Standard Foods Taiwan Ltd.	1,217,708	2,456
	Jentech Precision Industrial Co. Ltd.	228,698	2,393
	CTCI Corp.	1,915,667	2,391
*	United Renewable Energy Co. Ltd.	5,690,044	2,388
*	Yang Ming Marine Transport Corp.	3,351,650	2,360
	Far Eastern Department Stores Ltd.	3,033,043	2,328
*	Goldsun Building Materials Co. Ltd.	3,068,402	2,282
	TXC Corp.	748,877	2,229
	Advanced Ceramic X Corp.	134,000	2,167
	General Interface Solution Holding Ltd.	535,000	2,143
	Advanced Wireless Semiconductor Co.	386,192	2,122
	Chilisin Electronics Corp.	572,440	2,058
	TCI Co. Ltd.	285,067	2,055
	Nantex Industry Co. Ltd.	998,000	2,040
*	Microbio Co. Ltd.	1,006,562	1,994
	Wistron NeWeb Corp.	737,495	1,992
	Fusheng Precision Co. Ltd.	328,000	1,976
	Kinsus Interconnect Technology Corp.	708,282	1,972
	Huaku Development Co. Ltd.	635,499	1,951
	ChipMOS Technologies Inc.	1,619,494	1,942
	International CSRC Investment Holdings Co.	2,353,997	1,939
	Sanyang Motor Co. Ltd.	1,717,037	1,928
	Pixart Imaging Inc.	290,920	1,924
	LandMark Optoelectronics Corp.	196,600	1,911
	Wafer Works Corp.	1,327,552	1,883
	Run Long Construction Co. Ltd.	916,800	1,882
	Visual Photonics Epitaxy Co. Ltd.	499,455	1,868
	Ardentec Corp.	1,261,851	1,865
	Gudeng Precision Industrial Co. Ltd.	147,511	1,817
	King Slide Works Co. Ltd.	169,675	1,810
	Topco Scientific Co. Ltd.	424,793	1,794
	Sigurd Microelectronics Corp.	1,029,822	1,787
	Jih Sun Financial Holdings Co. Ltd.	4,134,262	1,775
	Solar Applied Materials Technology Co.	1,140,691	1,772
	Greatek Electronics Inc.	782,000	1,770
	Taiwan Paiho Ltd.	635,183	1,755
*	PharmaEssentia Corp.	541,204	1,746

		Shares	Market Value ($000)
	Grape King Bio Ltd.	282,000	1,742
*	Grand Pacific Petrochemical	2,325,928	1,733
*	Tung Thih Electronic Co. Ltd.	166,000	1,733
	Shinkong Synthetic Fibers Corp.	3,857,416	1,731
	Cheng Uei Precision Industry Co. Ltd.	1,076,000	1,718
	Shin Zu Shing Co. Ltd.	385,224	1,715
	President Securities Corp.	2,396,045	1,707
*	Gold Circuit Electronics Ltd.	918,280	1,701
*	Via Technologies Inc.	931,000	1,700
*	Clevo Co.	1,622,944	1,696
*	Center Laboratories Inc.	789,647	1,687
	USI Corp.	2,348,784	1,683
	Primax Electronics Ltd.	846,000	1,677
	Asia Vital Components Co. Ltd.	692,337	1,624
	Sercomm Corp.	614,000	1,608
	Tong Yang Industry Co. Ltd.	1,256,919	1,606
	Everlight Electronics Co. Ltd.	1,083,725	1,603
	Getac Technology Corp.	935,000	1,602
*	Adimmune Corp.	953,343	1,591
	Pan Jit International Inc.	880,000	1,582
	Charoen Pokphand Enterprise	620,000	1,566
	Chung-Hsin Electric & Machinery Manufacturing Corp.	916,625	1,564
	Foxsemicon Integrated Technology Inc.	202,400	1,554
	Sporton International Inc.	168,533	1,553
	Coretronic Corp.	1,128,000	1,551
	Longchen Paper & Packaging Co. Ltd.	2,240,868	1,551
	China Steel Chemical Corp.	421,853	1,518
	Yulon Finance Corp.	424,800	1,514
	Sitronix Technology Corp.	264,282	1,510
	Century Iron & Steel Industrial Co. Ltd.	420,000	1,503
	Asia Optical Co. Inc.	571,000	1,499
	Pan-International Industrial Corp.	1,016,595	1,498
	Chong Hong Construction Co. Ltd.	524,493	1,478
	Kinpo Electronics	3,463,196	1,467
*	FocalTech Systems Co. Ltd.	489,258	1,462
	Taiwan Hon Chuan Enterprise Co. Ltd.	718,401	1,456
*	Medigen Vaccine Biologics Corp.	393,119	1,444
	Arcadyan Technology Corp.	433,737	1,426
	Chunghwa Precision Test Tech Co. Ltd.	45,000	1,419
	Nan Pao Resins Chemical Co. Ltd.	260,000	1,411
	Holy Stone Enterprise Co. Ltd.	358,769	1,378
	Farglory Land Development Co. Ltd.	769,854	1,372
	TSRC Corp.	1,919,046	1,369
	AURAS Technology Co. Ltd.	181,000	1,361
	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,358
*	Yieh Phui Enterprise Co. Ltd.	3,331,910	1,347
*	Brighton-Best International Taiwan Inc.	1,476,000	1,347
	Tainan Spinning Co. Ltd.	2,979,674	1,339
*	D-Link Corp.	1,549,407	1,335
	Elite Semiconductor Microelectronics Technology Inc.	642,000	1,335
	WT Microelectronics Co. Ltd.	920,377	1,333
	A-DATA Technology Co. Ltd.	537,915	1,325
*	Asia Pacific Telecom Co. Ltd.	3,827,891	1,299
	Cub Elecparts Inc.	200,609	1,297
	Wah Lee Industrial Corp.	480,883	1,288
	Ennoconn Corp.	139,011	1,286
	UPC Technology Corp.	2,374,065	1,256
*	TaiMed Biologics Inc.	504,000	1,252

		Shares	Market Value ($000)
	Oriental Union Chemical Corp.	1,951,000	1,249
	Hotai Finance Co. Ltd.	438,000	1,240
	SDI Corp.	418,000	1,239
	Chicony Power Technology Co. Ltd.	488,000	1,218
	Apex International Co. Ltd.	497,000	1,218
	Taiwan FamilyMart Co. Ltd.	131,000	1,215
	Supreme Electronics Co. Ltd.	977,000	1,214
	Taiwan Cogeneration Corp.	936,903	1,210
	TTY Biopharm Co. Ltd.	553,987	1,210
	Cleanaway Co. Ltd.	213,000	1,209
	Career Technology MFG. Co. Ltd.	1,039,584	1,200
	Hannstar Board Corp.	805,438	1,186
	Prince Housing & Development Corp.	3,087,183	1,184
	Systex Corp.	395,000	1,183
	St. Shine Optical Co. Ltd.	123,419	1,167
	Cathay Real Estate Development Co. Ltd.	1,729,000	1,152
	Taiwan Semiconductor Co. Ltd.	607,000	1,148
	Dynapack International Technology Corp.	353,299	1,130
	KMC Kuei Meng International Inc.	159,000	1,124
*	Wisdom Marine Lines Co. Ltd.	1,313,241	1,120
	Fulgent Sun International Holding Co. Ltd.	284,270	1,108
*	Unizyx Holding Corp.	863,000	1,090
	BES Engineering Corp.	3,657,468	1,086
	Global Mixed Mode Technology Inc.	177,199	1,074
	TaiDoc Technology Corp.	168,000	1,074
	AcBel Polytech Inc.	1,060,000	1,064
	Universal Vision Biotechnology Co. Ltd.	131,000	1,064
	Faraday Technology Corp.	571,000	1,062
	Chin-Poon Industrial Co. Ltd.	907,072	1,062
	Taiwan PCB Techvest Co. Ltd.	660,102	1,057
	Unitech Printed Circuit Board Corp.	1,487,672	1,056
	Lung Yen Life Service Corp.	581,000	1,047
*	Co-Tech Development Corp.	568,000	1,044
	Chlitina Holding Ltd.	139,750	1,036
*	China Man-Made Fiber Corp.	3,456,908	1,023
*	Sunplus Technology Co. Ltd.	1,142,000	1,022
	Holtek Semiconductor Inc.	400,279	1,016
	Mercuries & Associates Holding Ltd.	1,430,612	1,010
	Kindom Development Co. Ltd.	879,000	1,004
	Test Research Inc.	504,371	999
*	Taiwan TEA Corp.	1,667,293	982
	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	980
*	Lealea Enterprise Co. Ltd.	2,400,849	966
	Aten International Co. Ltd.	315,260	944
*	Mercuries Life Insurance Co. Ltd.	3,294,805	943
	Swancor Holding Co. Ltd.	190,000	936
	Rexon Industrial Corp. Ltd.	355,000	928
	Egis Technology Inc.	173,000	926
	Taiwan Sakura Corp.	518,000	922
	China General Plastics Corp.	1,119,588	918
	Acter Group Corp. Ltd.	134,481	900
	Ta Ya Electric Wire & Cable	1,401,857	899
*	Test Rite International Co. Ltd.	1,048,725	898
	Gourmet Master Co. Ltd.	197,789	897
	Speed Tech Corp.	289,000	891
	Soft-World International Corp.	250,520	881
	Innodisk Corp.	150,140	880
	YungShin Global Holding Corp.	567,647	872

		Shares	Market Value ($000)
	Topkey Corp.	174,000	872
	Hu Lane Associate Inc.	214,500	864
	Sonix Technology Co. Ltd.	363,000	854
*	Shining Building Business Co. Ltd.	1,867,675	853
*	Adlink Technology Inc.	387,127	846
	Chief Telecom Inc.	79,000	840
	YC INOX Co. Ltd.	936,750	835
	CMC Magnetics Corp.	2,839,254	832
	Syncmold Enterprise Corp.	287,750	831
	Darfon Electronics Corp.	567,000	828
	Nan Liu Enterprise Co. Ltd.	133,000	828
	Machvision Inc.	88,157	819
*	OptoTech Corp.	912,406	818
	Kung Long Batteries Industrial Co. Ltd.	166,000	809
	Johnson Health Tech Co. Ltd.	276,283	807
	Hsin Kuang Steel Co. Ltd.	658,569	800
	Sampo Corp.	884,048	798
	ITE Technology Inc.	312,418	797
	Formosa International Hotels Corp.	173,841	796
*	Gemtek Technology Corp.	787,115	790
*	Ambassador Hotel	758,000	787
	Sinyi Realty Inc.	806,465	787
	Silicon Integrated Systems Corp.	1,404,465	777
	Wei Chuan Foods Corp.	1,083,835	777
	Taiwan Styrene Monomer	1,342,579	776
	Radium Life Tech Co. Ltd.	2,034,910	768
*	Ho Tung Chemical Corp.	2,351,362	768
	Formosa Sumco Technology Corp.	167,000	762
	Elite Advanced Laser Corp.	353,607	762
*	AmTRAN Technology Co. Ltd.	1,917,692	761
	Depo Auto Parts Ind Co. Ltd.	365,313	760
	Fittech Co. Ltd.	137,000	758
	Gamania Digital Entertainment Co. Ltd.	334,000	757
	China Metal Products	711,515	756
	TA-I Technology Co. Ltd.	270,500	753
	Xxentria Technology Materials Corp.	362,776	744
	Nichidenbo Corp.	439,000	742
	Alpha Networks Inc.	600,599	740
	Chia Hsin Cement Corp.	1,255,000	739
	Namchow Holdings Co. Ltd.	463,000	736
	Evergreen International Storage & Transport Corp.	1,321,502	735
	Nidec Chaun-Choung Technology Corp.	97,000	735
	PChome Online Inc.	236,082	726
	Altek Corp.	574,250	724
	Taiflex Scientific Co. Ltd.	391,594	723
	Orient Semiconductor Electronics Ltd.	1,355,197	711
	Kinik Co.	310,000	710
*	Ton Yi Industrial Corp.	1,950,000	709
*	Motech Industries Inc.	728,339	707
	Bioteque Corp.	158,000	705
*	Federal Corp.	1,173,505	697
	Asia Polymer Corp.	1,034,541	694
	Flytech Technology Co. Ltd.	327,845	692
	Zeng Hsing Industrial Co. Ltd.	136,000	682
	Wowprime Corp.	163,761	666
*	Savior Lifetec Corp.	691,000	657
*	Hung Sheng Construction Ltd.	1,004,621	646
	Formosan Rubber Group Inc.	809,089	642

		Shares	Market Value ($000)
	Weltrend Semiconductor	417,753	640
	ScinoPharm Taiwan Ltd.	730,891	630
*	Ritek Corp.	1,722,048	622
*	Elitegroup Computer Systems Co. Ltd.	680,647	612
	Ginko International Co. Ltd.	130,710	608
	Firich Enterprises Co. Ltd.	601,878	592
	Rich Development Co. Ltd.	1,740,000	585
	Everlight Chemical Industrial Corp.	1,058,649	580
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	564
*	Roo Hsing Co. Ltd.	1,633,000	559
	Huang Hsiang Construction Corp.	445,051	555
	Global Brands Manufacture Ltd.	652,045	550
	Gloria Material Technology Corp.	1,001,023	548
	Quanta Storage Inc.	399,000	543
*	Li Peng Enterprise Co. Ltd.	1,959,915	533
	CyberTAN Technology Inc.	845,571	530
	Tyntek Corp.	818,250	529
*	Lotus Pharmaceutical Co. Ltd.	220,000	529
	China Chemical & Pharmaceutical Co. Ltd.	679,000	528
	IEI Integration Corp.	289,716	522
	Rechi Precision Co. Ltd.	735,668	518
*	CSBC Corp. Taiwan	603,606	517
*	Darwin Precisions Corp.	1,176,000	514
*	Dynamic Electronics Co. Ltd.	751,004	513
	Sincere Navigation Corp.	792,970	497
	Bank of Kaohsiung Co. Ltd.	1,431,810	490
	HannsTouch Solution Inc.	1,417,329	486
*	Medigen Biotechnology Corp.	289,680	486
*	Newmax Technology Co. Ltd.	265,000	481
*	Taigen Biopharmaceuticals Holdings Ltd.	768,723	474
	Kuo Toong International Co. Ltd.	597,662	470
*	Lingsen Precision Industries Ltd.	952,000	468
*	Taiwan Land Development Corp.	1,901,969	468
	Concraft Holding Co. Ltd.	169,997	455
	L&K Engineering Co. Ltd.	430,000	449
	Hong Pu Real Estate Development Co. Ltd.	587,195	447
*	Etron Technology Inc.	608,524	444
	FSP Technology Inc.	297,428	444
*	Gigastorage Corp.	706,627	437
	Posiflex Technology Inc.	156,822	432
*	Phihong Technology Co. Ltd.	731,618	429
	Cyberlink Corp.	116,076	425
*	WUS Printed Circuit Co. Ltd.	396,555	421
	Gigasolar Materials Corp.	65,600	420
	Ichia Technologies Inc.	717,000	414
	KEE TAI Properties Co. Ltd.	1,167,740	408
	Advanced International Multitech Co. Ltd.	265,000	396
	Iron Force Industrial Co. Ltd.	149,000	394
*	GeneReach Biotechnology Corp.	77,000	394
	TYC Brother Industrial Co. Ltd.	467,710	382
*	Chung Hwa Pulp Corp.	1,080,135	382
	Senao International Co. Ltd.	349,000	381
	PharmaEngine Inc.	216,102	373
*	ALI Corp.	394,281	360
	Basso Industry Corp.	239,000	358
*	China Electric Manufacturing Corp.	765,980	341
	Globe Union Industrial Corp.	620,675	328
	Taiyen Biotech Co. Ltd.	286,877	328

		Shares	Market Value ($000)
	CHC Healthcare Group	260,727	324
	Brogent Technologies Inc.	90,293	321
	Jess-Link Products Co. Ltd.	246,100	320
	Vivotek Inc.	104,699	316
	Infortrend Technology Inc.	733,885	314
	Li Cheng Enterprise Co. Ltd.	341,892	305
	Tong-Tai Machine & Tool Co. Ltd.	577,429	299
*	AGV Products Corp.	998,425	292
	Ability Enterprise Co. Ltd.	534,099	274
*	Zinwell Corp.	425,099	263
*,3	Pharmally International Holding Co. Ltd.	126,271	255
	Toung Loong Textile Manufacturing	216,000	203
	Sheng Yu Steel Co. Ltd.	252,000	180
*,3	Unity Opto Technology Co. Ltd.	1,203,000	177
*	Nien Hsing Textile Co. Ltd.	272,611	152
*,3	E Ton Solar Tech Co. Ltd.	206,307	11
	Hiwin Technologies Corp.	639	9
*,3	Pihsiang Machinery Mfg Co.	191,000	—
*,3	Xpec Entertainment Inc.	125,457	—
			532,206
Thailand (1.4%)
[1]	Com7 PCL Class F	3,876,600	5,583
	Tisco Financial Group PCL	1,599,000	4,913
	KCE Electronics PCL	2,259,700	4,134
[1]	Mega Lifesciences PCL	2,770,800	3,736
*	CPN Retail Growth Leasehold REIT	5,280,800	3,395
*	Kiatnakin Bank PCL	1,802,105	3,327
	Jasmine Broadband Internet Infrastructure Fund Class F	10,248,463	3,315
[1]	Bangkok Commercial Asset Management PCL	4,575,700	3,120
	Hana Microelectronics PCL	1,562,946	2,796
[1]	Siam Global House PCL	3,853,868	2,665
	Sri Trang Agro-Industry PCL	2,445,823	2,444
	Bangchak Corp. PCL	2,796,600	2,243
[1]	WHA Corp. PCL	21,934,592	2,201
	Thanachart Capital PCL	1,962,195	2,102
[1]	VGI PCL	9,279,309	2,065
	AEON Thana Sinsap Thailand PCL	290,100	1,940
	Thailand Future Fund	6,344,100	1,929
	Supalai PCL	2,497,350	1,666
	TQM Corp. PCL	391,900	1,567
[1]	TOA Paint Thailand PCL	1,378,100	1,468
	Frasers Property THA	3,643,100	1,422
*	CK Power PCL	9,674,731	1,418
	Quality Houses PCL	17,696,233	1,381
	Bangkok Chain Hospital PCL	2,824,748	1,364
	Amata Corp. PCL	2,405,597	1,358
	WHA Premium Growth Freehold & Leasehold REIT Class F	3,269,800	1,309
	Chularat Hospital PCL Class F	14,852,660	1,289
[1]	TTW PCL	3,114,300	1,268
	JMT Network Services PCL Class F	1,024,900	1,261
	Thai Vegetable Oil PCL	1,147,000	1,252
	TPI Polene PCL	22,839,100	1,249
*	BTS Rail Mass Transit Growth Infrastructure Fund Class F	7,416,976	1,233
*	CH Karnchang PCL	2,381,500	1,221
	IMPACT Growth REIT	1,951,300	1,165
[1]	Bangkok Land PCL	31,713,000	1,089
	Tipco Asphalt PCL	1,608,700	1,067
*	Super Energy Corp. PCL	31,784,800	1,037

		Shares	Market Value ($000)
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	2,534,300	1,024
*	Star Petroleum Refining PCL	3,386,100	1,000
	AP Thailand PCL	4,025,556	972
[1]	Sino-Thai Engineering & Construction PCL	2,456,215	965
*	Major Cineplex Group PCL	1,576,244	957
	Jasmine International PCL	9,310,488	938
	Gunkul Engineering PCL	10,900,983	937
[1]	Banpu Power PCL	1,613,700	919
*,1	Esso Thailand PCL	3,241,700	898
*,1	Central Plaza Hotel PCL	1,081,890	889
	TPI Polene Power PCL	6,115,400	889
	Thaifoods Group PCL Class F	4,984,600	888
[1]	Thonburi Healthcare Group PCL	875,100	781
	BCPG PCL	1,525,837	767
[1]	Thoresen Thai Agencies PCL	4,010,741	755
	Plan B Media Pcl Class F	3,573,500	749
	SPCG PCL	1,133,200	736
	PTG Energy PCL	1,263,107	722
	MK Restaurants Group PCL	430,800	718
	Ratchthani Leasing PCL	5,370,050	712
*	Sansiri PCL	25,447,700	710
*	BEC World PCL	2,620,000	690
	GFPT PCL	1,448,400	617
[1]	Thaicom PCL	1,902,840	610
	Pruksa Holding PCL	1,442,800	591
*,1	Central Plaza Hotel PCL NVDR	670,400	551
	AP Thailand PCL NVDR	2,127,300	513
[1]	Taokaenoi Food & Marketing PCL Class F	1,414,200	499
*,3	Pruksa Real Estate	1,063,290	477
*	U City PCL Class F	9,753,048	437
	MBK PCL	1,006,700	407
	Workpoint Entertainment PCL	704,300	403
[1]	VGI PCL NVDR	1,808,900	403
[1]	LPN Development PCL	2,489,111	397
	Bangkok Airways PCL	1,752,800	391
	Origin Property PCL Class F	1,428,750	357
[1]	Supalai pcl NVDR	518,650	346
*	Thai Airways International PCL	3,045,000	339
	Samart Corp. PCL	1,326,521	285
*,1	Italian-Thai Development PCL	8,191,310	283
	Univentures PCL	1,974,588	233
*	Precious Shipping PCL	937,700	225
	Unique Engineering & Construction PCL	1,445,100	218
[1]	TTW PCL NVDR	490,400	200
*,1	Beauty Community PCL	2,947,500	170
	Sino-Thai Engineering & Construction PCL NVDR	424,200	167
*	Precious Shipping pcl NVDR	686,000	164
	Mega Lifesciences PCL (MEGA)	71,900	97
	JMT Network Services PCL	77,300	95
*,1	Italian-Thai Development PCL NVDR	2,448,500	85
*,3	Group Lease PCL	1,963,878	79
*	JMT Network Services PCL Warrants Exp. 5/16/22	105,000	24
*	MBK PCL Warrants Exp. 11/15/23	40,268	12
*	Samart Corp. PCL Warrants Exp. 5/17/21	369,640	—
			106,283
Turkey (0.5%)
*	Bera Holding AS	833,539	2,330
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	2,343,943	2,134

		Shares	Market Value ($000)
*	Gubre Fabrikalari TAS	215,016	2,124
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,047,867	1,661
	Dogan Sirketler Grubu Holding AS	2,527,597	1,339
*	Sok Marketler Ticaret AS	684,358	1,237
*	AG Anadolu Grubu Holding AS	331,286	1,228
*	Ulker Biskuvi Sanayi AS	389,784	1,201
*	Turkiye Halk Bankasi AS	1,647,217	1,182
*	Sasa Polyester Sanayi AS	336,510	1,177
*	Hektas Ticaret TAS	289,500	1,067
	Otokar Otomotiv Ve Savunma Sanayi AS	19,835	1,060
*	Koza Anadolu Metal Madencilik Isletmeleri AS	493,714	1,038
[2]	Enerjisa Enerji AS	630,299	1,017
*	Pegasus Hava Tasimaciligi AS	97,548	936
*	Oyak Cimento Fabrikalari AS	834,022	933
	Turk Traktor ve Ziraat Makineleri AS	35,810	859
*	Aksa Enerji Uretim AS Class B	622,044	839
*	Migros Ticaret AS	130,813	787
*	Turkiye Sinai Kalkinma Bankasi AS	3,071,532	759
*	Logo Yazilim Sanayi Ve Ticaret AS	38,238	724
*	Vestel Elektronik Sanayi ve Ticaret AS	201,985	721
	EGE Endustri VE Ticaret AS	3,085	707
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	96,549	697
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	302,098	637
*,2	MLP Saglik Hizmetleri AS	203,810	635
	Aksa Akrilik Kimya Sanayii AS	294,082	586
*	Konya Cimento Sanayii AS	2,287	512
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	429,215	468
	Alarko Holding AS	345,507	465
	Kordsa Teknik Tekstil AS	156,422	456
	Aygaz AS	182,588	452
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	260,690	450
*	Dogus Otomotiv Servis ve Ticaret AS	89,568	407
*	Zorlu Enerji Elektrik Uretim AS	1,069,238	406
	Aksigorta AS	311,939	403
*	Cimsa Cimento Sanayi VE Ticaret AS	132,732	400
*	Is Finansal Kiralama AS	769,793	393
*	Is Gayrimenkul Yatirim Ortakligi AS	1,171,881	389
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	474,199	371
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	355
*	Sekerbank Turk AS	1,662,651	330
*	Albaraka Turk Katilim Bankasi AS	1,152,080	330
	Tat Gida Sanayi AS	200,238	296
	Akcansa Cimento AS	109,885	277
	Polisan Holding AS	494,343	266
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	410,590	212
*	NET Holding AS	398,600	211
*,3	Asya Katilim Bankasi AS	975,452	—
			37,464
United Arab Emirates (0.0%)
	GFH Financial Group BSC	8,208,431	1,440
*	Union Properties PJSC	5,560,733	421
	RAK Properties PJSC	2,080,530	328
*	Deyaar Development PJSC	3,964,156	315
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	125
			2,922

		Shares	Market Value ($000)
United Kingdom (10.5%)
*	G4S plc	4,157,415	14,756
	Electrocomponents plc	1,199,858	14,370
	Dechra Pharmaceuticals plc	282,115	13,907
*	Royal Mail plc	2,458,096	13,580
	Spectris plc	311,841	12,920
*	Signature Aviation plc	2,208,202	12,406
	Games Workshop Group plc	87,455	12,341
	Genus plc	174,793	11,741
	Tritax Big Box REIT plc	4,638,738	11,682
*	UNITE Group plc	858,504	11,260
*	William Hill plc	2,815,332	10,404
	Rotork plc	2,337,734	10,368
	Diploma plc	325,998	10,301
*	Marks & Spencer Group plc	5,238,474	10,118
	IG Group Holdings plc	977,056	10,013
*	Inchcape plc	1,050,865	9,524
*	IWG plc	1,931,895	8,257
*,2	Countryside Properties plc	1,386,097	8,159
*	Hays plc	4,169,675	7,980
	Close Brothers Group plc	404,489	7,796
	Man Group plc	3,846,051	7,678
*	Greggs plc	267,008	7,566
	UDG Healthcare plc	673,893	7,514
	LondonMetric Property plc	2,384,188	7,421
	Britvic plc	718,640	7,313
*	John Wood Group plc	1,790,180	7,151
	Assura plc	7,121,569	7,053
	Victrex plc	220,122	7,037
*	WH Smith plc	336,449	7,026
	Primary Health Properties plc	3,540,438	7,025
	Pets at Home Group plc	1,273,206	6,980
	Grafton Group plc	584,193	6,898
*,2	Trainline plc	1,237,460	6,891
*	Beazley plc	1,609,720	6,851
	Softcat plc	332,280	6,842
*	Vistry Group plc	589,882	6,793
*	Balfour Beatty plc	1,842,135	6,783
	Big Yellow Group plc	437,045	6,595
	Cranswick plc	139,074	6,487
	Grainger plc	1,782,973	6,483
	QinetiQ Group plc	1,505,360	6,182
	Future plc	260,899	6,181
	Safestore Holdings plc	556,236	6,159
	Computacenter plc	190,998	6,114
	Lancashire Holdings Ltd.	649,040	6,040
	Great Portland Estates plc	677,477	6,035
*,2	Wizz Air Holdings plc	100,963	6,024
*	Virgin Money UK plc	3,326,720	5,864
*,2	Network International Holdings plc	1,243,980	5,796
[2]	John Laing Group plc	1,325,856	5,729
*	OSB Group plc	1,009,650	5,672
*	Domino's Pizza Group plc	1,253,340	5,638
*	SSP Group plc	1,414,694	5,596
*	Carnival plc	354,603	5,587
	Drax Group plc	1,064,968	5,438
*	Micro Focus International plc	882,008	5,319
	Spirent Communications plc	1,616,806	5,262

		Shares	Market Value ($000)
	IntegraFin Holdings plc	701,211	5,246
	Synthomer plc	892,137	5,243
*	Serco Group plc	3,275,773	5,233
*	Pagegroup plc	838,136	5,148
*,1	Shaftesbury plc	673,072	5,138
	Aggreko plc	647,174	5,133
*	Savills plc	355,458	5,105
	Moneysupermarket.com Group plc	1,394,296	5,086
	Ultra Electronics Holdings plc	186,224	5,073
*	Playtech plc	797,887	5,065
	Plus500 Ltd.	270,965	4,971
*	National Express Group plc	1,444,624	4,938
	Bodycote plc	503,144	4,822
*	Ascential plc	1,058,412	4,793
*	Marshalls plc	533,010	4,731
	Investec plc	1,784,039	4,618
	TP ICAP plc	1,514,330	4,617
*,2	Watches of Switzerland Group plc	523,006	4,576
	AJ Bell plc	774,984	4,557
	Jupiter Fund Management plc	1,163,276	4,554
	Centamin plc	2,900,522	4,539
*,1,2	Aston Martin Lagonda Global Holdings plc	159,045	4,417
*	Redrow plc	612,171	4,396
	Paragon Banking Group plc	681,452	4,223
	Rhi Magnesita NV	78,731	4,174
*	Mediclinic International plc	1,052,580	4,162
*	Dunelm Group plc	263,247	4,150
*	Dixons Carphone plc	2,703,192	4,056
*	Polypipe Group plc	576,151	4,044
	Daily Mail & General Trust plc Class A	379,611	3,988
	Hill & Smith Holdings plc	211,949	3,912
	Vesuvius plc	570,533	3,880
*	Oxford Instruments plc	142,049	3,836
*	Capital & Counties Properties plc	1,969,792	3,764
	Euromoney Institutional Investor plc	283,809	3,692
*	Indivior plc	1,951,863	3,660
	Gamesys Group plc	209,941	3,650
	Workspace Group plc	357,624	3,496
*	J D Wetherspoon plc	214,662	3,378
	Rathbone Brothers plc	151,309	3,321
	Sirius Real Estate Ltd.	2,556,493	3,303
*	AO World plc	766,245	3,262
	Hammerson plc	10,311,380	3,261
	Cairn Energy plc	1,312,774	3,239
	Avon Rubber plc	76,339	3,227
*	Coats Group plc	3,839,880	3,223
*	Petropavlovsk plc	8,134,839	3,216
*	Firstgroup plc	3,264,135	3,196
*	Essentra plc	797,260	3,142
	Brewin Dolphin Holdings plc	780,274	3,139
	FDM Group Holdings plc	228,320	3,123
	Chemring Group plc	748,849	3,026
	Morgan Advanced Materials plc	756,344	3,015
	Telecom Plus plc	169,149	3,013
	Ferrexpo plc	779,465	3,006
[2]	Airtel Africa plc	2,750,928	2,978
	888 Holdings plc	712,404	2,941
*	Frasers Group plc	502,673	2,930

		Shares	Market Value ($000)
*,2	Ibstock plc	1,038,735	2,929
*	Crest Nicholson Holdings plc	661,731	2,923
*	Just Group plc	2,756,645	2,875
*,1	Cineworld Group plc	2,709,753	2,840
*	Energean plc	263,231	2,830
	Ninety One plc	878,537	2,804
	Sanne Group plc	366,592	2,772
*	C&C Group plc (XLON)	805,058	2,548
*	Vectura Group plc	1,586,187	2,534
	Kainos Group plc	148,922	2,526
	St. Modwen Properties plc	473,065	2,506
*	TalkTalk Telecom Group plc	1,800,667	2,407
	NCC Group plc	704,660	2,377
*	Mitchells & Butlers plc	582,484	2,372
*,2	McCarthy & Stone plc	1,423,146	2,331
*	Elementis plc	1,533,355	2,311
*	Provident Financial plc	684,950	2,292
	Clarkson plc	66,072	2,257
	Redde Northgate plc	656,938	2,200
*	Babcock International Group plc	679,157	2,159
	Hochschild Mining plc	677,306	2,128
*	Capita plc	4,439,047	2,117
*,2	TI Fluid Systems plc	605,882	2,106
*	Mitie Group plc	3,110,493	2,039
*	Halfords Group plc	530,380	1,980
	Keller Group plc	190,750	1,979
*	Marston's plc	1,687,689	1,895
*	Greencore Group plc	1,190,591	1,891
	UK Commercial Property REIT Ltd.	1,962,380	1,750
	PZ Cussons plc	504,191	1,708
*,2	Spire Healthcare Group plc	756,792	1,673
	Picton Property Income Ltd.	1,455,464	1,642
[2]	CMC Markets plc	295,698	1,627
*	Bank of Georgia Group plc	101,157	1,587
*	TBC Bank Group plc	94,150	1,563
*	Go-Ahead Group plc	115,382	1,552
	BMO Commercial Property Trust Ltd.	1,406,041	1,500
*	AG Barr plc	217,862	1,459
*	Senior plc	1,115,657	1,452
*	Restaurant Group plc	1,524,313	1,421
	Helical plc	269,356	1,395
*	Bytes Technology Group plc (XLON)	280,652	1,384
*,2	Equiniti Group plc	865,267	1,378
	GoCo Group plc	786,045	1,323
*,1	Tullow Oil plc	3,726,619	1,299
*	Calisen plc	364,339	1,285
*,1	Petrofac Ltd.	690,683	1,123
*	Stagecoach Group plc	1,071,954	1,083
	Hunting plc	372,219	1,017
	Devro plc	432,545	1,013
	RDI REIT plc	716,087	893
*	Rank Group plc	460,873	786
*	SIG plc	1,851,312	731
*,1	Premier Oil plc	2,419,684	625
*,2	Funding Circle Holdings plc	400,527	547
[2]	Alfa Financial Software Holdings plc	253,992	448
*,2	Bakkavor Group plc	375,807	428
*	C&C Group plc	27,682	87

		Shares	Market Value ($000)
*,2,3	Finablr plc	496,892	75
*,1,3	Intu Properties plc	2,727,625	66
*,3	Carillion plc	961,048	—
*,1,3	Afren plc	1,404,272	—
			797,379
Total Common Stocks (Cost $6,684,390)			7,534,611
Temporary Cash Investments (4.5%)
Money Market Fund (4.5%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $343,946)	3,439,649	343,965
Total Investments (103.2%) (Cost $7,028,336)			7,878,576
Other Assets and Liabilities—Net (-3.2%)			(244,703)
Net Assets (100%)			7,633,873
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $244,671,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $346,087,000, representing 4.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $274,842,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	197	20,372	1,176
MSCI EAFE Index	March 2021	382	40,406	(16)
MSCI Emerging Markets Index	March 2021	365	24,201	924
S&P TSX 60 Index	March 2021	57	9,121	(134)
				1,950

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	4/6/21	CAD	14,762	USD	11,649	—	(102)
UBS AG (London)	4/6/21	USD	1,325	CHF	1,166	14	—
BNP Paribas	4/6/21	USD	534	EUR	433	8	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	4/6/21	USD	509	GBP	375	—	(5)
Standard Chartered Bank	4/6/21	USD	3,035	JPY	313,510	40	—
						62	(107)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,185,425	12,215	—	1,197,640
Common Stocks—Other	65,204	6,262,087	9,680	6,336,971
Temporary Cash Investments	343,965	—	—	343,965
Total	1,594,594	6,274,302	9,680	7,878,576
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	62	—	62
Liabilities
Futures Contracts[1]	3,060	—	—	3,060
Forward Currency Contracts	—	107	—	107
Total	3,060	107	—	3,167
1	Represents variation margin on the last day of the reporting period.